September 30, 1999

                                TAXABLE
                                BOND
                                PORTFOLIOS

                                ANNUAL REPORT
                                TO SHAREHOLDERS

Not FDIC Insured
May Lose Value
No Bank Guarantee

                                                          BLACKROCK FUNDS (LOGO)
                                       PURE INVESTMENT STYLE (REGISTRATION MARK)
                                                               [GRAPHIC OMITTED]

                                 BLACKROCK FUNDS

                             TAXABLE BOND PORTFOLIOS



(BULLET) Low Duration Bond                    (BULLET) GNMA

(BULLET) Intermediate Government Bond         (BULLET) Managed Income

(BULLET) Intermediate Bond                    (BULLET) International Bond

(BULLET) Core Bond                            (BULLET) High Yield Bond

(BULLET) Government Income


                                TABLE OF CONTENTS

SHAREHOLDER LETTER...........................................................  1
PORTFOLIO SUMMARIES
      Low Duration Bond......................................................  3
      Intermediate Government Bond...........................................  4
      Intermediate Bond......................................................  5
      Core Bond..............................................................  6
      Government Income......................................................  7
      GNMA...................................................................  8
      Managed Income.........................................................  9
      International Bond..................................................... 10
      High Yield Bond........................................................ 11
      Note on Performance Information........................................ 12
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS............................13-45
      Core Bond Statement of Assets & Liabilities............................ 31
      Managed Income Statement of Assets & Liabilities....................... 41
      High Yield Statement of Assets & Liabilities........................... 45
PORTFOLIO FINANCIAL STATEMENTS
      Statement of Operations..............................................46-47
      Statement of Cash Flows..............................................48-51
      Statement of Changes in Net Assets...................................52-55
      Financial Highlights.................................................56-63
NOTES TO FINANCIAL STATEMENTS..............................................64-76
REPORT OF INDEPENDENT ACCOUNTANTS............................................77

                                 BLACKROCK FUNDS

October 14, 1999

Dear Shareholder:

      We are pleased to present the Annual Report for the BlackRock Funds for the fiscal year ended September 30, 1999, our last annual report of the millenium.

      As we look ahead to the new millenium the future looks promising. While the Fed has indicated a bias to tightening, interest rates remain low and stable. Inflation still seems to be in check, despite a general consensus that world economies are strengthening. Over the past twelve months the S&P 500 moved ahead by 27.8%, and the Dow did even better, returning 34.0%. Broadly, stocks performed better than bonds over the same period, as the total return of the Lehman Aggregate Index was -0.38%.

      However, these numbers tell only part of the story. A closer look reveals that much of the equity market's performance was generated in the last quarter of 1998. As an example, the performance of the S&P 500 for the first nine months of 1999 is only 5.87%. Additionally, performance has been narrow, with the largest growth stocks (and, to some degree, the Internet sector) leading the way. In other words, it looks like the great bull market of recent years may have slowed its charge. It is still moving forward, but with less energy.

      What should investors do?

      We believe that the symbolism of the new millenium is appropriate for investors. The idea that we are marking the passing of 1,000 years of human history is a wonderful reminder of the virtue of patience.

      While we will be hearing much exaggeration and cosmic rhetoric about the "new age" of investing, we believe that this is a good time to call to mind a concept that has proven its worth over many years of investment history. This is the idea of "regression to the mean," which basically means that, over time, markets tend to perform as they have always performed.

      According to Ibbotson, from 1926 to 1998, the market for large company stocks as measured by the S&P 500 Index has returned 11.22% annually. This is a respectable return but significantly less generous than the S&P has been returning in recent years. Therefore, if you believe that markets will revert to their historical performance, this figure is a more realistic long-term planning tool. On the other hand, if you are mesmerized by the recent dazzling performance of internet stocks, 11.22% may look paltry.

      Will the concept of "regression to the mean" impact markets in the new millenium as it has in the past? Or have we really entered a new age in which valuations are based on new and non-traditional measures and that markets can continue to climb higher indefinitely. This is what some observers think. For example, consider that the total market capitalization of AOL is approximately $136 billion, which is nearly equal to the COMBINED market capitalizations of Dow Industrial components J.P. Morgan, Alcoa, General Motors and Philip Morris. There is even a best-selling book titled "Dow 36,000" whose authors believe that the DJIA should be three times as high because they believe that "old" methods of valuation are out of date and do not reflect the realities of the new information economy. Of course we cannot predict the future, but we believe that while certain factors may change, markets will continue to fluctuate in the future as they have in the past.

                                 BLACKROCK FUNDS

      BlackRock was founded on the belief that adhering to a disciplined investment approach that seeks to manage risk rather than attempt to time the markets will add value to client portfolios. That's why we continue to believe that the best course of action in the new millenium is the same as it was in the old: 1) work with your financial adviser to set your goals; 2) plan and implement a sensible asset allocation that meets your goals and fits with your personal ability to tolerate risk; and 3) consult with your financial advisor to make ongoing adjustments.

      We also believe that mutual funds, which provide a diversified investment portfolio and professional management, may be the most appropriate investment vehicle for individual investors.

      BlackRock Funds takes pride in the completeness of its mutual fund offerings. We currently offer 36 different portfolios which can meet the needs of virtually any investor regardless of investment goal and risk tolerance. In addition to the traditional asset classes, we also offer funds such as International Small Cap Equity, Micro-Cap Equity and High Yield Bond for investors that are interested in more specialized markets.

      Continued thanks for your confidence in BlackRock Funds. We appreciate the opportunity to help you achieve your long-term investment goals.


Sincerely,

/s/  KAREN H. SABATH

Karen H. Sabath
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

                                 BLACKROCK FUNDS

                           LOW DURATION BOND PORTFOLIO

TOTAL ASSETS (9/30/99):
     $265.5

PERFORMANCE BENCHMARK:
     MERRILL LYNCH 1-3 YEAR TREASURY INDEX

INVESTMENT APPROACH:
     SEEKS A TOTAL RATE OF RETURN THAT EXCEEDS THE TOTAL RETURN OF ITS BENCHMARK BY INVESTING PRIMARILY IN INVESTMENT GRADE SECURITIES WITH MATURITIES FROM 3 TO 5 YEARS. THE PORTFOLIO MAY ALSO INVEST UP TO 20% OF ITS ASSETS IN DEBT SECURITIES OF FOREIGN ISSUERS AND UP TO 20% IN BELOW INVESTMENT GRADE SECURITIES RATED B OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:

     (BULLET)IN SHARP CONTRAST TO THE FIRST NINE MONTHS OF 1998, TREASURY YIELDS ROSE SHARPLY DURING THE FIRST SIX MONTHS OF THE PERIOD AND CONTINUED TO INCREASE THROUGH FISCAL YEAR END. FOR THE PERIOD, THE YIELD OF THE 2-YEAR TREASURY ROSE 133 BASIS POINTS FROM 4.27% TO END THE PERIOD AT 5.60%.
     (BULLET)ASSET-BACKED SECURITIES (ABS) CONTINUED TO BE THE PORTFOLIO'S LARGEST SECTOR WEIGHTING DURING THE PERIOD, AS THE MANAGER BELIEVED THIS SECTOR OFFERED ATTRACTIVE TOTAL RETURN OPPORTUNITIES WITHIN THE SHORT DURATION SECTOR.
     (BULLET)THE MANAGER INCREASED THE PORTFOLIO'S WEIGHTINGS IN MORTGAGE PASS-THROUGH SECURITIES AND CORPORATE BONDS DURING THE PERIOD. IN THE MORTGAGE SECTOR, EMPHASIS WAS PLACED ON ISSUES THAT OFFERED RELATIVE PREPAYMENT STABILITY. CORPORATES FACED A DIFFICULT THIRD QUARTER AS STEADY SUPPLY CONTINUED TO ENTER THE MARKET AND INVESTORS BECAME CONCERNED THAT ECONOMIC MOMENTUM COULD RECEDE LATE IN THE YEAR. FURTHERMORE, INVESTOR APPETITE FOR CREDIT AND LIQUIDITY RISK CONTINUED TO REMAIN SUPRESSED AFTER LAST YEAR'S VOLATILITY. CORPORATES STILL OUTPERFORMED TREASURIES IN 1999, HOWEVER, BECAUSE OF THEIR STRONG PERFORMANCE IN THE FIRST HALF OF THE YEAR. ALTHOUGH LOWER-RATED INVESTMENT GRADE SECURITIES WERE POPULAR DURING THE FIRST HALF OF THE PERIOD, INVESTORS INCREASINGLY FOCUSED ON HIGHER CREDIT QUALITY ISSUES DURING THE PAST THREE MONTHS.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 1999, the Portfolio is actively managed and the composition will vary.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LOW DURATION BOND PORTFOLIO AND THE MERRILL 1-3 YEAR TREASURY
                INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Institutional    Service       Investor A        Investor B       Investor C      BlackRock      Merrill 1-3 Year
                    Class          Class          Class            Class             Class          Class         Treasury Index
7/17/92           $10,000         $10,000         $9,700          $10,000           $10,000        $10,000           $10,000
Sep-92             10,079          10,079          9,777           10,079            10,079         10,079            10,288
Dec-92             10,137          10,137          9,833           10,137            10,137         10,137            10,595
Mar-93             10,295          10,295          9,986           10,295            10,295         10,295            10,614
Jun-93             10,468          10,468         10,154           10,468            10,468         10,468            10,848
Sep-93             10,620          10,620         10,302           10,620            10,620         10,620            10,965
Dec-93             10,711          10,711         10,390           10,711            10,711         10,711            11,122
Mar-94             10,691          10,691         10,370           10,691            10,691         10,691            11,188
Jun-94             10,713          10,713         10,391           10,713            10,713         10,713            11,132
Sep-94             10,837          10,837         10,512           10,837            10,837         10,837            11,141
Dec-94             10,860          10,860         10,534           10,860            10,860         10,860            11,251
Mar-95             11,214          11,214         10,878           11,214            11,214         11,214            11,251
Jun-95             11,521          11,521         11,175           11,521            11,521         11,521            11,629
Sep-95             11,767          11,767         11,414           11,767            11,767         11,767            12,002
Dec-95             12,001          12,001         11,641           12,001            12,001         12,001            12,182
Mar-96             12,023          12,009         11,644           12,004            12,004         12,023            12,489
Jun-96             12,149          12,125         11,752           12,115            12,115         12,149            12,531
Sep-96             12,347          12,313         11,929           12,298            12,298         12,347            12,657
Dec-96             12,610          12,565         12,168           12,537            12,537         12,610            12,866
Mar-97             12,668          12,614         12,210           12,556            12,556         12,668            13,110
Jun-97             12,938          12,876         12,459           12,789            12,789         12,938            13,197
Sep-97             13,196          13,122         12,692           13,003            13,003         13,199            13,487
Dec-97             13,370          13,286         12,845           13,135            13,135         13,379            13,752
Mar-98             13,588          13,492         13,039           13,309            13,309         13,602            13,983
Jun-98             13,808          13,699         13,235           13,483            13,483         13,828            14,197
Sep-98             14,156          14,035         13,552           13,781            13,781         14,182            14,634
Dec-98             14,256          14,125         13,634           13,838            13,838         14,288            14,745
Mar-99             14,425          14,280         13,778           13,958            13,958         14,461            14,834
Jun-99             14,521          14,366         13,854           14,008            14,008         14,564            14,918
Sep-99             14,709          14,541         14,016           13,651            14,146         14,758            15,106

                      For period ending September 30, 1999
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN

                                       1 Year  3 Year   5 Year   From Inception
  BlackRock Class                      4.06%     6.13%    6.37%   5.55%
  Institutional Class                  3.91%     6.01%    6.30%   5.50%
  Service Class                        3.60%     5.70%    6.06%   5.33%
  Investor A Class (Load Adjusted)     0.32%     4.45%    5.28%   4.79%
  Investor A Class (NAV)               3.42%     5.52%    5.92%   5.24%
  Investor B Class (Load Adjusted)    (1.95)%    3.54%    5.05%   4.93%
  Investor B Class (NAV)               2.65%     4.78%    5.48%   4.93%
  Investor C Class (Load Adjusted)     1.62%     4.78%    5.48%   4.93%
  Investor C Class (NAV)               2.65%     4.78%    5.48%   4.93%
--------------------------------------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 7/17/92; Service, 1/12/96; Investor A Shares, 1/12/96; Investor B Shares, 11/18/96; Investor C Shares, 2/24/97; and BlackRock Shares, 6/3/97. See "Note on Performance Information" on page 12 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

TOTAL ASSETS (9/30/99):
     $424.1 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES ISSUED BY THE U.S. GOVERNMENT OR ITS AGENCIES OR RATED AAA BY A MAJOR RATING AGENCY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)IN SHARP CONTRAST TO THE FIRST NINE MONTHS OF 1998, TREASURY YIELDS ROSE SHARPLY DURING THE FIRST SIX MONTHS OF THE PERIOD AND CONTINUED TO INCREASE THROUGH FISCAL YEAR END. FOR THE PERIOD, THE YIELD OF THE 5-YEAR TREASURY ROSE 154 BASIS POINTS FROM 4.22% ON SEPTEMBER 30, 1998 TO 5.76% ON SEPTEMBER 30, 1999.
     (BULLET)AS MORTGAGE PRICES DROPPED DURING FOURTH QUARTER 1998, THE PORTFOLIO'S MORTGAGE ALLOCATION INCREASED FROM 32% IN SEPTEMBER 1998 TO 45% BY DECEMBER. IN THE FIRST PART OF 1999, THE MANAGER REDUCED MORTGAGE EXPOSURE AS PRICES ROSE AND PREPAYMENT FEARS INCREASED. RECENTLY, HOWEVER, HIGHER INTEREST RATES HAVE ALLEVIATED PREPAYMENT FEARS, AND A DECREASE IN NEW ISSUANCE HAS PROVIDED A FAVORABLE TECHNICAL ENVIRONMENT
FOR MORTGAGES.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 1999, the Portfolio is actively managed and the composition will vary.

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE GOVERNMENT BOND PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX
                  FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         Institutional  Service       Investor A      Investor B      Investor C   Lehman Intermediate
              Class      Class          Class           Class            Class       Government Index
4/20/92     $10,000     $10,000         $9,600         $10,000          $10,000          $10,000
Jun-92       10,276      10,276          9,865          10,276           10,276           10,000
Sep-92       10,714      10,714         10,286          10,714           10,714           10,746
Dec-92       10,626      10,626         10,201          10,626           10,626           10,746
Mar-93       10,986      10,986         10,547          10,986           10,986           10,746
Jun-93       11,218      11,218         10,769          11,218           11,218           10,746
Sep-93       11,452      11,448         10,990          11,448           11,448           11,567
Dec-93       11,454      11,447         10,984          11,442           11,442           11,567
Mar-94       11,181      11,166         10,715          11,161           11,161           11,567
Jun-94       11,043      11,022         10,576          11,016           11,016           11,567
Sep-94       11,097      11,070         10,621          11,063           11,063           11,393
Dec-94       11,070      11,036         10,589          11,030           11,030           11,383
Mar-95       11,567      11,524         11,057          11,517           11,517           11,857
Jun-95       12,056      12,002         11,515          11,995           11,995           12,411
Sep-95       12,239      12,173         11,680          12,166           12,166           12,605
Dec-95       12,597      12,520         12,022          12,523           12,523           13,026
Mar-96       12,531      12,445         11,933          12,430           12,430           12,919
Jun-96       12,607      12,511         11,991          12,491           12,491           13,006
Sep-96       12,831      12,723         12,190          12,698           12,698           13,229
Dec-96       13,153      13,033         12,482          12,981           12,981           13,535
Mar-97       13,150      13,021         12,464          12,938           12,938           13,531
Jun-97       13,517      13,375         12,797          13,260           13,260           13,910
Sep-97       13,867      13,711         13,112          13,561           13,561           14,266
Dec-97       14,170      14,000         13,383          13,816           13,816           14,581
Mar-98       14,381      14,197         13,567          13,979           13,979           14,800
Jun-98       14,657      14,460         13,811          14,204           14,204           15,075
Sep-98       15,230      15,014         14,334          14,714           14,714           15,779
Dec-98       15,250      15,021         14,336          14,688           14,688           15,819
Mar-99       15,276      15,035         14,343          14,667           14,667           15,776
Jun-99       15,195      14,945         14,251          14,546           14,546           15,746
Sep-99       15,344      15,081         14,375          14,132           14,644           15,907

                      For period ending September 30, 1999
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                       1 Year   3 Year    5 Year  From Inception
  Institutional Class                  0.75%     6.14%    6.69%       5.92%
  Service Class                        0.45%     5.83%    6.38%       5.67%
  Investor A Class (Load Adjusted)    (3.76)%    4.23%    5.38%       4.99%
  Investor A Class (NAV)               0.28%     5.65%    6.24%       5.57%
  Investor B Class (Load Adjusted)    (5.00)%    3.64%    5.35%       5.26%
  Investor B Class (NAV)              (0.47)%    4.88%    5.77%       5.26%
  Investor C Class (Load Adjusted)    (1.47)%    4.88%    5.77%       5.26%
  Investor C Class (NAV)              (0.47)%    4.88%    5.77%       5.26%
--------------------------------------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 4/20/92; Investor A Shares, 5/11/92; Service Shares, 7/29/93; Investor C Shares, 10/8/96; and Investor B Shares, 10/11/96. See "Note on Performance Information" on page 12 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                           INTERMEDIATE BOND PORTFOLIO

TOTAL ASSETS (9/30/99):
     $546.7 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)IN SHARP CONTRAST TO THE FIRST NINE MONTHS OF 1998, TREASURY YIELDS ROSE SHARPLY DURING THE FIRST SIX MONTHS OF THE PERIOD AND CONTINUED TO INCREASE THROUGH FISCAL YEAR END. FOR THE PERIOD, THE YIELD OF 5-YEAR TREASURY ROSE 154 BASIS POINTS FROM 4.22% ON SEPTEMBER 30, 1998 TO 5.76% ON SEPTEMBER 30, 1999.
     (BULLET)THE PORTFOLIO'S MORTGAGE ALLOCATION WAS INCREASED DURING THE BEGINNING OF THE PERIOD AS THE MANAGER BELIEVED THESE SECURITIES OFFERED ATTRACTIVE VALUE. AS MORTGAGES RECOVERED, THE MANAGER PARED SOME MORTGAGE EXPOSURE; HOWEVER, THE PORTFOLIO CURRENTLY MAINTAINS AN OVERWEIGHT MORTGAGE ALLOCATION VERSUS THE INDEX WITH AN EMPHASIS ON NON-INDEX SECURITIES.
     (BULLET)THE PORTFOLIO'S CORPORATE BOND EXPOSURE WAS MODESTLY INCREASED DURING THE FIRST HALF OF THE PERIOD. DURING THE SECOND HALF, THE PORTFOLIO WAS SLIGHTLY OVERWEIGHT IN CORPORATES, ALTHOUGH BLACKROCK HAS RECENTLY MOVED TO A MORE DEFENSIVE POSITION. ALTHOUGH LOWER-RATED INVESTMENT GRADE SECURITIES WERE POPULAR DURING THE FIRST HALF OF THE PERIOD, LOWER CREDIT QUALITY DID NOT PROVIDE MUCH INCREMENTAL RETURN DURING THE PAST SIX MONTHS.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 1999, the Portfolio is actively managed and the composition will vary.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE BOND PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX FROM
                     INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          Institutional   Service    Investor A   Investor B  Investor C     BlackRock   Lehman Brothers Intermediate
               Class      Class        Class        Class        Class        Class      Government/Corporate Index
9/17/93      $10,000      $10,000      $9,600      $10,000      $10,000      $10,000            $10,000
Dec-93         9,954        9,945       9,610        9,945        9,945        9,954             10,037
Mar-94         9,675        9,660       9,547        9,660        9,660        9,675              9,833
Jun-94         9,592        9,572       9,274        9,572        9,572        9,592              9,774
Sep-94         9,655        9,628       9,188        9,626        9,626        9,655              9,854
Dec-94         9,644        9,611       9,241        9,610        9,610        9,644              9,843
Mar-95        10,044       10,003       9,225       10,002       10,002       10,044             10,274
Jun-95        10,498       10,447       9,601       10,441       10,441       10,498             10,788
Sep-95        10,696       10,636      10,023       10,620       10,620       10,696             10,965
Dec-95        11,051       10,983      10,194       10,965       10,965       11,051             11,349
Mar-96        10,966       10,890      10,526       10,878       10,878       10,966             11,255
Jun-96        11,046       10,962      10,442       10,945       10,945       11,046             11,325
Sep-96        11,241       11,147      10,506       11,125       11,125       11,241             11,526
Dec-96        11,527       11,422      10,679       11,394       11,394       11,527             11,809
Mar-97        11,522       11,408      10,938       11,375       11,375       11,522             11,247
Jun-97        11,863       11,737      10,920       11,712       11,712       11,863             11,579
Sep-97        12,184       12,047      11,243       12,016       12,016       12,184             11,891
Dec-97        12,403       12,255      11,534       12,217       12,217       12,403             12,145
Mar-98        12,601       12,440      11,728       12,391       12,391       12,601             12,334
Jun-98        12,825       12,652      11,923       12,573       12,573       12,825             12,566
Sep-98        13,257       13,070      12,310       12,958       12,958       13,262             13,130
Dec-98        13,282       13,084      12,319       12,942       12,942       13,293             13,168
Mar-99        13,354       13,146      12,372       12,973       12,973       13,370             13,143
Jun-99        13,298       13,090      12,305       12,880       12,880       13,319             13,092
Sep-99        13,403       13,214      12,418       12,471       12,991       13,428             13,212

                      For period ending September 30, 1999
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                     1 Year      3 Year   5 Year  From Inception
  BlackRock Class                     1.25%       6.11%    6.82%      5.01%
  Institutional Class                 1.10%       6.04%    6.78%      4.98%
  Service Class                       0.80%       5.73%    6.47%      4.67%
  Investor A Class (Load Adjusted)   (3.37)%      4.11%    5.46%      3.84%
  Investor A Class (NAV)              0.62%       5.55%    6.33%      4.55%
  Investor B Class (Load Adjusted)   (4.63)%      3.89%    5.64%      4.34%
  Investor B Class (NAV)             (0.13)%      5.13%    6.07%      4.34%
  Investor C Class (Load Adjusted)   (1.13)%      5.13%    6.07%      4.34%
  Investor C Class (NAV)             (0.13)%      5.13%    6.07%      4.34%
--------------------------------------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 9/17/93; Service Shares, 9/23/93; Investor A Shares, 5/20/94; Investor B Shares, 2/5/98; BlackRock Shares, 5/1/98 and Investor C Shares, 10/16/98. See "Note on Performance Information" on page 12 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                               CORE BOND PORTFOLIO

TOTAL ASSETS (9/30/99):
     $967.0 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH:
     SEEKS A TOTAL RATE OF RETURN THAT EXCEEDS THE TOTAL RETURN OF ITS BENCHMARK BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 15 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)IN SHARP CONTRAST TO THE FIRST NINE MONTHS OF 1998, TREASURY YIELDS ROSE SHARPLY DURING THE PAST TWELVE MONTHS. FOR THE PERIOD, THE YIELD OF THE 10-YEAR TREASURY ROSE 147 BASIS POINTS FROM 4.41% ON SEPTEMBER 30, 1998 TO 5.88% ON SEPTEMBER 30, 1999.
     (BULLET)THE PORTFOLIO MAINTAINED AN OVERWEIGHT POSITION VERSUS THE INDEX IN THE MORTGAGE PASS-THROUGH AND ASSET-BACKED SECURITY SECTORS, AS THE MANAGER BELIEVED THESE SECTORS OFFERED ATTRACTIVE YIELDS AND TOTAL RETURN OPPORTUNITIES RELATIVE TO TREASURIES.
     (BULLET)THE PORTFOLIO'S CORPORATE BOND EXPOSURE WAS INCREASED SLIGHTLY DURING THE PERIOD BUT REMAINS UNDERWEIGHT TO THE INDEX, AS THE MANAGER BELIEVES THAT OTHER SPREAD PRODUCTS, SUCH AS MORTGAGES, OFFER BETTER RELATIVE VALUE. THE PORTFOLIO EMPHASIZED HIGH QUALITY LIQUID NAMES, AS LOWER QUALITY CORPORATES OFFERED LITTLE INCREMENTAL RETURN.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 1999, the Portfolio is actively managed and the composition will vary.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE COREBOND PORTFOLIO
       AND THE LEHMAN BROTHERS AGGREGATE INDEX FROM INCEPTION AND AT EACH
                                FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Institutional    Service       Investor A       Investor B     Investor C      BlackRock          Lehman
                   Class         Class            Class         Class             Class          Class      Aggregate Index
12/9/92          $10,000         $10,000         $9,600         $10,000          $10,000         $10,000         $10,000
Dec-92            10,033          10,033          9,631          10,033           10,033          10,033          10,192
Mar-93            10,416          10,416          9,999          10,416           10,416          10,416          10,487
Jun-93            10,688          10,688         10,261          10,688           10,688          10,688          10,751
Sep-93            11,021          11,021         10,581          11,021           11,021          11,021          11,010
Dec-93            11,005          11,005         10,565          11,005           11,005          11,005          11,123
Mar-94            10,715          10,715         10,286          10,715           10,715          10,715          10,574
Jun-94            10,612          10,612         10,188          10,612           10,612          10,612          10,760
Sep-94            10,695          10,695         10,267          10,695           10,695          10,695          10,605
Dec-94            10,749          10,749         10,319          10,749           10,749          10,749          10,866
Mar-95            11,269          11,269         10,818          11,269           11,269          11,269          11,349
Jun-95            11,931          11,931         11,453          11,931           11,931          11,931          11,848
Sep-95            12,166          12,166         11,680          12,166           12,166          12,166          12,265
Dec-95            12,703          12,703         12,195          12,703           12,703          12,703          12,707
Mar-96            12,405          12,399         11,900          12,396           12,396          12,405          12,329
Jun-96            12,473          12,466         11,957          12,432           12,432          12,473          12,503
Sep-96            12,722          12,706         12,182          12,642           12,642          12,722          12,980
Dec-96            13,157          13,134         12,584          13,035           13,035          13,157          13,120
Mar-97            13,121          13,088         12,534          12,940           12,940          13,121          13,007
Jun-97            13,563          13,523         13,026          13,604           13,604          13,564          13,484
Sep-97            14,002          13,950         13,432          14,003           14,003          14,009          13,932
Dec-97            14,348          14,283         13,748          14,305           14,305          14,360          14,342
Mar-98            14,580          14,503         13,954          14,493           14,493          14,599          14,562
Jun-98            14,926          14,836         14,268          14,791           14,791          14,950          14,903
Sep-98            15,483          15,377         14,783          15,297           15,297          15,514          15,534
Dec-98            15,520          15,403         14,801          15,287           15,287          15,557          15,586
Mar-99            15,498          15,371         14,762          15,219           15,219          15,542          15,507
Jun-99            15,346          15,220         14,600          15,024           15,020          15,353          15,236
Sep-99            15,457          15,319         14,687          14,633           15,081          15,469          15,339

                      For period ending September 30, 1999
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                     1 Year    3 Year     5 Year  From Inception
  BlackRock Class                   (0.02)%     6.83%     7.72%      6.66%
  Institutional Class               (0.17)%     6.70%     7.64%      6.60%
  Service Class                     (0.47)%     6.38%     7.42%      6.44%
  Investor A Class (Load Adjusted)  (4.59)%     4.76%     6.41%      5.71%
  Investor A Class (NAV)            (0.64)%     6.19%     7.29%      6.34%
  Investor B Class (Load Adjusted)  (5.83)%     4.15%     6.28%      5.92%
  Investor B Class (NAV)            (1.38)%     5.40%     6.71%      5.92%
  Investor C Class (Load Adjusted)  (2.37)%     5.40%     6.71%      5.92%
  Investor C Class (NAV)            (1.38)%     5.40%     6.71%      5.92%
--------------------------------------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 12/9/92; Service Shares, 1/12/96; Investor A Shares, 1/31/96; Investor B Shares, 3/18/96; Investor C Shares, 2/28/97; and BlackRock Shares, 5/1/97. See "Note on Performance Information" on page 12 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                           GOVERNMENT INCOME PORTFOLIO

TOTAL ASSETS (9/30/99):
     $43.9 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS MORTGAGE/MERRILL LYNCH 10-YEAR TREASURY INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES ISSUED BY THE U.S. GOVERNMENT OR GOVERNMENT AGENCY OR RATED AAA BY A MAJOR RATING AGENCY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 10 TO 15 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)IN SHARP CONTRAST TO THE FIRST NINE MONTHS OF 1998, TREASURY YIELDS ROSE SHARPLY DURING THE FIRST SIX MONTHS OF THE PERIOD AND CONTINUED TO INCREASE THROUGH FISCAL YEAR END. FOR THE PERIOD, THE YIELD OF 10-YEAR TREASURY ROSE 147 BASIS POINTS FROM 4.41% ON SEPTEMBER 30, 1998 TO 5.88% ON SEPTEMBER 30, 1999.
     (BULLET)THE PORTFOLIO'S MORTGAGE WEIGHTING DECREASED DURING THE FIRST HALF OF THE PERIOD, AS HIGH LEVELS OF PREPAYMENT RESULTED IN CASH COMING INTO THE PORTFOLIO. THE MANAGER REDEPLOYED THESE PROCEEDS INTO TREASURIES AND SPREAD PRODUCTS SUCH AS COMMERCIAL MORTGAGE-BACKED SECURITIES. PREPAYMENT FEARS SUBSIDED TOWARDS THE END OF THE PERIOD AS INTEREST RATES ROSE, AND THE RESULTANT DECREASE IN NEW ISSUANCE PROVIDED A FAVORABLE TECHNICAL ENVIRONMENT FOR MORTGAGES.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 1999, the Portfolio is actively managed and the composition will vary.

  COMPARISONOF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GOVERNMENT INCOME PORTFOLIO AND THE LEHMAN BROTHERS MORTGAGE INDEX/MERRILL LYNCH 10-YEAR TREASURY
               INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


            Investor A  Investor B   Investor C     Lehman Brothers Mortgage Index/
              Class       Class         Class     Merrill Lynch 10 Year Treasury Index
10/3/94      $9,550       $10,000      $10,000              $10,000
Dec-94        9,541         9,975        9,975               10,037
Mar-95       10,024        10,462       10,462               10,588
Jun-95       10,718        11,168       11,168               11,335
Sep-95       10,912        11,350       11,350               11,537
Dec-95       11,353        11,793       11,793               12,059
Mar-96       11,132        11,536       11,536               11,779
Jun-96       11,156        11,540       11,540               11,887
Sep-96       11,393        11,766       11,766               12,108
Dec-96       11,740        12,101       12,101               12,497
Mar-97       11,713        12,052       12,052               12,368
Jun-97       12,171        12,499       12,499               12,502
Sep-97       12,588        12,904       12,904               12,906
Dec-97       12,975        13,277       13,277               13,212
Mar-98       13,182        13,464       13,464               13,410
Jun-98       13,510        13,774       13,774               13,641
Sep-98       13,988        14,235       14,235               14,002
Dec-98       14,012        14,233       14,233               13,281
Mar-99       13,894        14,086       14,086               13,132
Jun-99       13,693        13,855       13,855               12,889
Sep-99       13,793        13,651       13,930               12,973

                      For period ending September 30, 1999
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                         1 Year     3 Year    From Inception
  Investor A Class (Load Adjusted)      (5.83)%     4.96%          6.65%
  Investor A Class (NAV)                (1.40)%     6.58%          7.64%
  Investor B Class (Load Adjusted)      (6.58)%     4.54%          6.44%
  Investor B Class (NAV)                (2.14)%     5.79%          6.87%
  Investor C Class (Load Adjusted)      (3.12)%     5.79%          6.87%
  Investor C Class (NAV)                (2.14)%     5.79%          6.87%
--------------------------------------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Investor A Shares, 10/3/94; Investor B Shares, 10/3/94; and Investor C Shares, 2/28/97. See "Note on Performance Information" on page 12 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                                 GNMA PORTFOLIO

TOTAL ASSETS (9/30/99):
     $111.5 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN GNMA INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES ISSUED BY THE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMAS"), AS WELL AS OTHER U.S. GOVERNMENT SECURITIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)IN SHARP CONTRAST TO THE FIRST NINE MONTHS OF 1998, TREASURY YIELDS ROSE SHARPLY DURING THE PAST TWELVE MONTHS. FOR THE PERIOD, THE YIELD OF THE 10-YEAR TREASURY ROSE 147 BASIS POINTS FROM 4.41% ON SEPTEMBER 30, 1998 TO 5.88% ON SEPTEMBER 30, 1999.
     (BULLET)THE PORTFOLIO REMAINED PRIMARILY INVESTED IN GNMA MORTGAGE PASS-THROUGHS OVER THE PERIOD. AFTER PARING THE PORTFOLIO'S PASS-THROUGH HOLDINGS DURING LATE 1998, THE MANAGER INCREASED MORTGAGE HOLDINGS DURING THE FIRST QUARTER OF 1999 DUE TO THEIR WIDE YIELD SPREADS AND ATTRACTIVE VALUE.
     (BULLET)THE MANAGER INITIATED MINOR POSITIONS IN AAA-RATED NON-PREPAYMENT SENSITIVE COMMERCIAL MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES, WHICH THE MANAGER BELIEVED TO REPRESENT EXCELLENT VALUE DUE TO THEIR HIGH CREDIT QUALITY, DOMESTIC PROFILE AND WIDE YIELD SPREADS.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 1999, the Portfolio is actively managed and the composition will vary.

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GNMA INCOME PORTFOLIO AND THE LEHMAN GNMA INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              Institutional       Service      Investor A       Investor B        Investor C         Lehman
                   Class          Class           Class           Class             Class          GNMA Index
9/1/86           $10,000         $10,000         $9,550          $10,000           $10,000           $10,000
Dec-86            10,296          10,289          9,822           10,265            10,265            10,357
Mar-87            10,411          10,396          9,919           10,348            10,348            10,588
Jun-87            10,251          10,228          9,756           10,158            10,158            10,450
Sep-87            10,265          10,234          9,757           10,141            10,141            10,191
Dec-87            10,407          10,368          9,880           10,250            10,250            10,801
Mar-88            10,684          10,636         10,132           10,491            10,491            11,256
Jun-88            10,883          10,826         10,308           10,654            10,654            11,461
Sep-88            11,009          10,943         10,415           10,744            10,744            11,719
Dec-88            11,149          11,074         10,536           10,848            10,848            11,754
Mar-89            11,192          11,109         10,564           10,857            10,857            11,888
Jun-89            11,633          11,537         10,967           11,250            11,250            12,865
Sep-89            11,673          11,569         10,992           11,255            11,255            13,052
Dec-89            12,063          11,947         11,347           11,596            11,596            13,597
Mar-90            12,170          12,044         11,434           11,664            11,664            13,593
Jun-90            12,350          12,213         11,590           11,800            11,800            14,109
Sep-90            12,473          12,325         11,691           11,881            11,881            14,285
Dec-90            13,090          12,925         12,255           12,431            12,431            15,036
Mar-91            13,442          13,262         12,570           12,727            12,727            15,498
Jun-91            13,652          13,460         12,751           12,887            12,887            15,801
Sep-91            14,417          14,204         13,451           13,569            13,569            16,659
Dec-91            15,188          14,952         14,153           14,251            14,251            17,448
Mar-92            14,951          14,708         13,916           13,986            13,986            17,314
Jun-92            15,594          15,329         14,498           14,544            14,544            17,998
Sep-92            16,125          15,839         14,974           14,994            14,994            18,562
Dec-92            16,208          15,908         15,033           15,024            15,024            18,741
Mar-93            16,824          16,501         15,586           15,549            15,549            19,275
Jun-93            17,214          16,871         15,929           15,861            15,861            19,636
Sep-93            17,430          17,070         16,111           16,042            16,012            19,785
Dec-93            17,481          17,108         16,140           16,071            16,010            19,974
Mar-94            16,843          16,470         15,531           15,465            15,378            19,491
Jun-94            16,658          16,278         15,343           15,278            15,163            19,384
Sep-94            16,743          16,348         15,403           15,337            15,193            19,544
Dec-94            16,863          16,453         15,495           15,429            15,256            19,674
Mar-95            17,811          17,365         16,348           16,278            16,065            20,712
Jun-95            18,849          18,364         17,281           17,207            16,950            21,807
Sep-95            19,228          18,718         17,608           17,533            17,239            22,294
Dec-95            19,853          19,313         18,159           18,081            17,745            23,029
Mar-96            19,692          19,142         17,990           17,913            17,548            22,957
Jun-96            19,829          19,261         18,094           18,017            17,617            23,120
Sep-96            20,211          19,617         18,420           18,341            17,901            23,606
Dec-96            20,790          20,164         18,927           18,846            18,359            24,303
Mar-97            20,814          20,172         18,927           18,846            18,324            24,335
Jun-97            21,606          20,924         19,625           19,541            18,964            25,284
Sep-97            22,280          21,561         20,214           20,127            19,497            26,029
Dec-97            22,672          21,924         20,545           20,457            19,779            26,620
Mar-98            22,888          22,116         20,716           20,627            19,907            27,051
Jun-98            23,384          22,574         21,136           21,046            20,277            27,509
Sep-98            23,922          23,077         21,599           21,507            20,682            28,212
Dec-98            24,192          23,322         21,817           21,683            20,852            28,463
Mar-99            24,379          23,485         21,959           21,783            20,948            28,747
Jun-99            24,600          23,680         22,133           21,914            21,074            29,009
Sep-99            24,320          23,393         21,856           20,734            20,770            28,887


                      For period ending September 30, 1999
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                       1 Year   3 Year  5 Year   From Inception
  Institutional Class                  1.14%    6.68%   7.95%     7.71%
  Service Class                        0.84%    6.35%   7.62%     7.39%
  Investor A Class (Load Adjusted)    (3.35)%   4.73%   6.56%     6.74%
  Investor A Class (NAV)               0.67%    6.17%   7.44%     7.21%
  Investor B Class (Load Adjusted)    (4.56)%   4.13%   6.22%     6.41%
  Investor B Class (NAV)              (0.09)%   5.39%   6.65%     6.41%
  Investor C Class (Load Adjusted)    (1.13)%   5.39%   6.65%     6.41%
  Investor C Class (NAV)              (0.09)%   5.39%   6.65%     6.41%
--------------------------------------------------------------------------------

In connection with the conversion of various common trust funds maintained by PNC Bank and PNC Bank, Delaware ("PNC-DE"), an affiliate of PNC Bank, into the Fund between May 1 and May 15, 1998 (the "CTF Conversion"), the GNMA Portfolio was established to receive the assets of the GNMA Fund of PNC Bank. Performance information presented for this Portfolio includes performance for the predecessor common trust fund which transferred its assets and liabilities to the related Portfolio pursuant to the CTF Conversion. Performance information presented is based upon the performance of the GNMA Fund for periods prior to the CTF Conversion.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                            MANAGED INCOME PORTFOLIO

TOTAL ASSETS (9/30/99):
     $1.5 BILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)IN SHARP CONTRAST TO THE FIRST NINE MONTHS OF 1998, TREASURY YIELDS ROSE SHARPLY DURING THE PAST TWELVE MONTHS. FOR THE PERIOD, THE YIELD OF THE 10-YEAR TREASURY ROSE 147 BASIS POINTS FROM 4.41% ON SEPTEMBER 30, 1998 TO 5.88% ON SEPTEMBER 30, 1999.
     (BULLET)CONSISTENT WITH THE PORTFOLIO'S INCOME BIAS, THE MANAGER MAINTAINED OVERWEIGHT POSITIONS VERSUS THE INDEX IN SPREAD SECTORS. THE PORTFOLIO INCREASED ITS OVERALL MORTGAGE SECURITY EXPOSURE, FOCUSING ON MORTGAGE PASS-THROUGHS, DUE TO WIDENING YIELD SPREADS DURING THE BEGINNING OF THE PERIOD.
     (BULLET)THE PORTFOLIO'S AGGREGATE CORPORATE BOND AND ASSET-BACKED SECURITY EXPOSURE REMAINS OVERWEIGHT RELATIVE TO THE INDEX AFTER BEING MODESTLY REDUCED DURING THE FIRST SIX MONTH PERIOD AND SLIGHTLY INCREASED DURING THE LAST SIX MONTH PERIOD. WITHIN THE PORTFOLIO'S CORPORATE WEIGHTING, THE MANAGER EMPHASIZED LOWER-RATED INVESTMENT GRADE SECURITIES IN THE BEGINNING OF THE PERIOD, BUT HAS SINCE EMPHASIZED HIGH QUALITY LIQUID NAMES AS LOWER RATED SECURITIES PROVIDED LITTLE INCREMENTAL RETURN.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 1999, the Portfolio is actively managed and the composition will vary.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MANAGED INCOME PORTFOLIO AND THE LEHMAN BROTHERS AGGREGATE INDEX FROM INCEPTION AND AT EACH
                                FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           Institutional     Service       Investor A      Investor B        Investor C   Lehman Brothers
              Class           Class          Class            Class             Class     Aggregate Index
11/1/89      $10,000         $10,000         $9,550          $10,000           $10,000         $10,000
Dec-89        10,105          10,105          9,650           10,000            10,000          10,027
Mar-90        10,004          10,004          9,554            9,900             9,900           9,946
Jun-90        10,306          10,306          9,843           10,199            10,199          10,309
Sep-90        10,380          10,380          9,913           10,272            10,272          10,397
Dec-90        10,943          10,943         10,451           10,830            10,830          10,923
Mar-91        11,161          11,161         10,659           11,045            11,045          11,227
Jun-91        11,259          11,259         10,752           11,142            11,142          11,411
Sep-91        11,910          11,910         11,374           11,786            11,786          12,059
Dec-91        12,580          12,580         12,014           12,449            12,449          12,671
Mar-92        12,290          12,290         11,737           12,162            12,162          12,509
Jun-92        12,749          12,749         12,175           12,617            12,617          13,014
Sep-92        13,316          13,316         12,717           13,177            13,177          13,574
Dec-92        13,323          13,323         12,724           13,185            13,185          13,609
Mar-93        14,022          14,022         13,391           13,876            13,876          14,172
Jun-93        14,457          14,457         13,806           14,306            14,306          14,549
Sep-93        14,935          14,940         14,263           14,780            14,780          14,928
Dec-93        14,881          14,862         14,186           14,701            14,701          14,936
Mar-94        14,370          14,343         13,690           14,186            14,186          14,507
Jun-94        14,110          14,079         13,422           13,909            13,909          14,357
Sep-94        14,145          14,104         13,440           13,927            13,927          14,445
Dec-94        14,215          14,166         13,492           13,981            13,981          14,500
Mar-95        14,894          14,835         14,122           14,634            14,634          15,231
Jun-95        15,744          15,671         14,909           15,449            15,449          16,159
Sep-95        16,022          15,935         15,153           15,702            15,702          16,477
Dec-95        16,701          16,602         15,778           16,350            16,350          17,179
Mar-96        16,369          16,260         15,443           16,003            16,003          16,872
Jun-96        16,437          16,315         15,490           16,051            16,051          16,969
Sep-96        16,716          16,580         15,734           16,304            16,304          17,281
Dec-96        17,277          17,123         16,243           16,831            16,831          17,800
Mar-97        17,227          17,060         16,177           16,762            16,763          17,701
Jun-97        17,848          17,663         16,740           17,346            17,346          18,351
Sep-97        18,432          18,228         17,267           17,892            17,893          18,960
Dec-97        18,913          18,689         17,697           18,338            18,338          19,517
Mar-98        19,189          18,949         17,936           18,585            18,586          19,818
Jun-98        19,692          19,432         18,384           19,050            19,015          20,282
Sep-98        20,137          19,856         18,778           19,457            19,386          21,140
Dec-98        20,292          19,993         18,900           19,582            19,475          21,212
Mar-99        20,304          19,989         18,888           19,570            19,426          21,103
Jun-99        20,097          19,769         18,673           19,312            19,426          20,918
Sep-99        20,252          19,907         18,796           18,723            19,426          21,060

                      For period ending September 30, 1999
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                       1 Year    3 Year  5 Year  From Inception
  Institutional Class                  0.57%     6.60%   7.44%        7.38%
  Service Class                        0.26%     6.28%   7.13%        7.19%
  Investor A Class (Load Adjusted)    (4.40)%    4.47%   5.95%        6.57%
  Investor A Class (NAV)               0.09%     6.10%   6.93%        7.06%
  Investor B Class (Load Adjusted)    (5.16)%    4.31%   6.18%        6.90%
  Investor B Class (NAV)              (0.66)%    5.56%   6.61%        6.90%
--------------------------------------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 11/1/89; Investor A Shares, 2/5/92; Service Shares, 7/29/93; and Investor B Shares, 7/15/97. See "Note on Performance Information" on page 12 for further information on how performance data was calculated. The comparative index from previous years has changed from the Salomon Broad Investment Grade Index to the Lehman Aggregate to more accurately reflect the type of holdings of Managed Income.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                          INTERNATIONAL BOND PORTFOLIO

TOTAL ASSETS (9/30/99):
     $70.3 MILLION

PERFORMANCE BENCHMARK:
     SALOMON NON-U.S. HEDGED WORLD GOVERNMENT BOND INDEX

INVESTMENT APPROACH:
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN INVESTMENT GRADE INTERNATIONAL FIXED INCOME SECURITIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)DURING THE PERIOD, BOND YIELDS GENERALLY FELL IN JAPAN, EUROPE AND THE DOLLAR BLOC (CANADA AND AUSTRALIA), WHILE U.S. BOND YIELDS ROSE.
     (BULLET)THE PORTFOLIO REMAINED PREDOMINANTLY CURRENCY HEDGED INTO U.S. DOLLARS, ALTHOUGH THE MANAGER ESTABLISHED A MODEST LONG EURO POSITION VERSUS THE DOLLAR AND THE YEN.
     (BULLET)OVER THE PERIOD THE PORTFOLIO WAS REWARDED FOR ITS OVERWEIGHT POSITION TO CONTINENTAL EUROPE AND THE UNITED KINGDOM, WHICH PERFORMED WELL DUE TO LACK OF INFLATIONARY PRESSURE AND THE CONTINUED EASING OF MONETARY POLICY IN THOSE MARKETS. THE PORTFOLIO BENEFITED FROM ITS SIGNIFICANT UNDERWEIGHT POSITION TO JAPAN DURING THE BEGINNING OF THE PERIOD. THE MANAGER INCREASED THE PORTFOLIO'S WEIGHTING IN JAPAN DURING THE PERIOD AS THAT MARKET SHOWED SIGNS OF RECOVERY, BUT REMAINS UNDERWEIGHT VERSUS THE INDEX.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 1999, the Portfolio is actively managed and the composition will vary.


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL BOND
   PORTFOLIO AND THE SALOMON NON-U.S. HEDGED WORLD GOVERNMENT BOND INDEX FROM
                     INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              Institutional      Service        Investor A      Investor B        Investor C        Salomon Non-U.S. Hedged
                   Class          Class           Class            Class             Class         World Government Bond Index
7/1/91           $10,000         $10,000         $9,500          $10,000           $10,000                 $10,000
Sep-91            10,360          10,360          9,894           10,360            10,360                  10,482
Dec-91            10,600          10,600         10,123           10,600            10,600                  10,090
Mar-92            10,470          10,470          9,999           10,470            10,470                  10,846
Jun-92            11,008          11,008         10,513           11,008            11,008                  11,157
Sep-92            11,298          11,298         10,789           11,298            11,298                  11,581
Dec-92            11,254          11,254         10,747           11,254            11,254                  11,766
Mar-93            11,717          11,717         11,190           11,717            11,717                  12,169
Jun-93            12,116          12,116         11,571           12,116            12,116                  12,483
Sep-93            12,689          12,689         12,118           12,689            12,689                  12,932
Dec-93            12,977          12,977         12,393           12,977            12,977                  13,225
Mar-94            12,715          12,715         12,143           12,715            12,715                  12,803
Jun-94            12,453          12,453         11,892           12,453            12,453                  12,561
Sep-94            12,369          12,369         11,812           12,369            12,369                  12,580
Dec-94            12,496          12,496         11,933           12,496            12,496                  12,732
Mar-95            13,545          13,545         12,936           13,545            13,545                  13,323
Jun-95            14,054          14,054         13,421           14,054            14,054                  14,016
Sep-95            14,302          14,302         13,658           14,302            14,302                  14,427
Dec-95            14,998          14,998         14,323           14,998            14,998                  15,032
Mar-96            15,051          15,051         14,374           15,051            15,051                  15,011
Jun-96            15,395          15,394         14,697           15,370            15,370                  15,291
Sep-96            16,002          15,989         15,259           15,928            15,928                  15,797
Dec-96            16,590          16,558         15,793           16,442            16,442                  16,340
Mar-97            16,762          16,717         15,938           16,562            16,562                  16,458
Jun-97            17,335          17,276         16,378           17,078            17,078                  16,988
Sep-97            17,859          17,783         16,853           17,539            17,539                  17,565
Dec-97            18,294          18,203         17,244           17,911            17,911                  18,069
Mar-98            18,777          18,671         17,679           18,328            18,328                  18,527
Jun-98            19,112          18,988         17,972           18,597            18,597                  18,955
Sep-98            20,092          19,947         18,872           19,529            19,492                  19,942
Dec-98            20,395          20,232         19,135           19,800            19,726                  20,052
Mar-99            20,697          20,518         19,397           20,071            19,958                  20,395
Jun-99            20,519          20,327         19,209           19,838            19,729                  20,266
Sep-99            20,474          20,266         19,143           19,141            19,624                  20,167

                      For period ending September 30, 1999
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                       1 Year   3 Year   5 Year  From Inception
  Institutional Class                  1.91%    8.56%   10.61%      9.07%
  Service Class                        1.60%    8.22%   10.38%      8.93%
  Investor A Class (Load Adjusted)    (3.63)%   6.21%    9.12%      8.18%
  Investor A Class (NAV)               1.43%    8.04%   10.25%      8.85%
  Investor B Class (Load Adjusted)    (3.89)%   5.94%    9.23%      8.51%
  Investor B Class (NAV)               0.67%    7.21%    9.67%      8.51%
  Investor C Class (Load Adjusted)    (0.34)%   7.21%    9.67%      8.51%
  Investor C Class (NAV)               0.67%    7.21%    9.67%      8.51%
--------------------------------------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Service Shares, 7/1/91; Investor B Shares, 4/19/96; Investor A Shares, 4/22/96; Institutional Shares, 6/10/96; and Investor C Shares, 9/11/96. See "Note on Performance Information" on page 12 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                            HIGH YIELD BOND PORTFOLIO

TOTAL ASSETS (9/30/99):
     $91.6 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN HIGH YIELD INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME BY INVESTING PRIMARILY IN NON-INVESTMENT GRADE SECURITIES (RATED C OR HIGHER OR DEEMED TO BE OF COMPARABLE QUALITY) WHICH YIELD A HIGH LEVEL OF CURRENT INCOME.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)SINCE THE PORTFOLIO'S INCEPTION IN NOVEMBER 1998 THE HIGH YIELD MARKET HAS PERFORMED WELL AS YIELD SPREADS HAVE NARROWED COMPARED TO TREASURIES. INVESTORS CONTINUE TO EMPHAZISE HIGHER QUALITY NON-INVESTMENT GRADE CREDITS INSTEAD OF LOWER TIER CREDITS. THE MANAGER HAS TAKEN ADVANTAGE OF THIS DURING THE PERIOD BY FOCUSING ON B-RATED CREDITS, WHERE YIELD SPREADS CONTINUE TO TIGHTEN, WHILE UNDERWEIGHTING CCC-RATED SECURITIES.
     (BULLET)THE PORTFOLIO HAS BENEFITED FROM BEING OVERWEIGHT RELATIVE TO THE INDEX IN THE TELECOM, OIL AND GAS AND CABLE SECTORS. PARTICULAR EMPHASIS HAS BEEN PLACED ON THESE SECTORS AS IMPROVING FUNDAMENTALS AND THE POTENTIAL FOR CONSOLIDATION CONTINUE TO BE A MAJOR CONTRIBUTOR TO THEIR STRONG PERFORMANCE. THE PORTFOLIO HAS BEEN UNDERWEIGHT THE HEALTHCARE AND TEXTILE SECTORS, WHICH HAVE BEEN WEAK PERFORMERS.
     (BULLET)THE MANAGER BELIEVES THAT THE SUPPLY AND DEMAND TECHNICALS OF THE HIGH YIELD MARKET APPEAR TO BE FAVORABLE, AS STRONG MONEY INFLOWS AND LOWER SUPPLY RELATIVE TO LAST YEAR MAY BODE WELL FOR HIGH YIELD INVESTORS.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 1999, the Portfolio is actively managed and the composition will vary.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE HIGH YIELD BOND PORTFOLIO AND THE LEHMAN HIGH YIELD INDEX FROM INCEPTION AND AT EACH MONTH-END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Institutional    Service     Investor A     Investor B    Investor C    BlackRock   Lehman High
                  Class           Class       Class           Class          Class         Class    Yield Index
11/19/98         $10,000         $10,000      $9,500        $10,000         $10,000       $10,000     $10,000
12/31/98          10,128          10,106       9,616         10,113          10,113        10,110      10,160
1/31/99           10,395          10,370       9,866         10,369          10,369        10,378      10,310
2/28/99           10,380          10,351       9,847         10,343          10,343        10,363      10,250
3/31/99           10,466          10,435       9,926         10,418          10,418        10,451      10,347
4/30/99           10,853          10,819      10,289         10,794          10,794        10,840      10,548
5/31/99           10,586          10,551      10,032         10,517          10,517        10,576      10,405
6/30/99           10,622          10,584      10,062         10,542          10,542        10,613      10,383
7/31/99           10,637          10,597      10,072         10,547          10,547        10,630      10,425
8/31/99           10,599          10,557      10,032         10,498          10,498        10,593      10,309
9/30/99           10,592          10,548      10,022         10,010          10,377        10,587      10,235

                      For period ending September 30, 1999
--------------------------------------------------------------------------------
                                  TOTAL RETURN
                                                            From Inception
  BlackRock Class                                                5.87%
  Institutional Class                                            5.93%
  Service Class                                                  5.47%
  Investor A Class (Load Adjusted)                               0.22%
  Investor A Class (NAV)                                         5.50%
  Investor B Class (Load Adjusted)                               0.06%
  Investor B Class (NAV)                                         4.78%
  Investor C Class (Load Adjusted)                               3.64%
  Investor C Class (NAV)                                         4.69%
--------------------------------------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: BlackRock Shares; Institutional Shares; Service Shares; Investor A Shares; Investor B Shares; and Investor C Shares, 11/19/98. See "Note on Performance Information" on page 12 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                         NOTE ON PERFORMANCE INFORMATION

      The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

      Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows:
Intermediate Government Bond, Intermediate Bond, Core Bond and GNMA -- 4.00%; Government Income and Managed Income -- 4.50%; International Bond and High Yield Bond -- 5.00%; and Low Duration Bond -- 3.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

      The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors Inc. and the Portfolio's Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE BLACKROCK TAXABLE BOND PORTFOLIOS (UNAUDITED)
     During the fiscal year ended September 30, 1999, the following Portfolios of the BlackRock Funds declared the following dividends from net realized capital gains:

                                                    SHORT-TERM       LONG-TERM
                                                   CAPITAL GAIN,   CAPITAL GAIN,
                                                     PER SHARE       PER SHARE
                                                   -------------   -------------
     Intermediate Government Bond Portfolio .......    $0.0141        $0.0611
     Intermediate Bond Portfolio ..................     0.0524         0.0498
     Core Bond Portfolio ..........................     0.2043             --
     Government Income Portfolio ..................     0.1635             --
     GNMA Portfolio ...............................     0.0184             --
     Managed Income Portfolio .....................     0.1516             --
     International Bond Portfolio .................         --         0.0616

     Because the Portfolios' fiscal year is not the calendar year, another notification will be sent with respect to calendar year 1999. The second notification, which reflects the amounts to be used by calendar year taxpayers on their U.S. federal income tax returns, has been made in conjunction with Form 1099-DIV and will be mailed in January 2000.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                           LOW DURATION BOND PORTFOLIO

                                                 Par
AS OF SEPTEMBER 30, 1999          Maturity      (000)      Value
                                 ----------    ------- -------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 19.5%
   Small Business Administration
     Participation Certificates,
     Series 97, Class A
     5.85%**                       08/15/22    $ 1,370 $   1,364,944
   U.S. Treasury Bonds
     8.75%(DAGGER)                 11/15/08      9,067     9,923,229
   U.S. Treasury Notes
     5.00%(DAGGER)                 02/28/01     13,245    13,148,306
     5.25%(DAGGER)                 05/31/01      4,000     3,977,104
     5.75%(DAGGER)                 06/30/01      9,760     9,776,653
     5.50%(DAGGER)              07/01-05/03      5,045     5,019,022
     6.50%(DAGGER)                 08/31/01      6,090     6,185,633
     6.25%                         02/28/02        905       916,636
     5.63%                         12/31/02      1,400     1,395,152
                                                       -------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $51,798,603)                                      51,706,679
                                                       -------------
MORTGAGE PASS-THROUGHS -- 31.4%
   Federal Home Loan Mortgage
     Corp.
     5.81%**                       10/01/00      8,290     8,196,711
     7.25%                      07/06-06/08         66        66,618
     7.50%(DAGGER)                 07/01/07      2,356     2,392,139
     8.25%                         06/01/09         72        74,470
     8.75%                         01/01/13      1,326     1,381,189
     5.72%**                       06/01/28      2,139     2,126,768
   Federal Home Loan Mortgage
     Corp. 5 Year Balloon
     7.00%(DAGGER)              05/00-11/00        553       555,585
   Federal Home Loan Mortgage
     Corp. 7 Year Balloon
     8.00%(DAGGER)                 01/01/04        365       371,191
   Federal Home Loan Mortgage
     Corp. 30 Year Balloon
     8.25%                         09/01/09         73        75,183
     7.50%                         04/01/22        733       736,711
     6.98%                         07/01/27      4,219     4,225,759
   Federal Home Loan Mortgage
     Corp. Gold
     7.00%                         09/01/11      3,092     3,094,673
   Federal National Mortgage
     Association
     6.29%                         10/04/00      2,000     2,009,839
     6.20%(DAGGER)                 02/26/01      5,135     5,117,200
     6.73%                         02/26/01        605       606,833
     6.00%                      11/03-01/04      5,938     5,783,043
     7.00%                         06/01/04      1,931     1,898,264
     6.50%(DAGGER)              10/08-11/08      5,619     5,550,817
     7.50%                         05/01/09      1,321     1,325,284
     11.50%                        05/01/09        236       260,732
     5.50%(DAGGER)                 07/01/09      2,891     2,722,515
     5.81%                         03/01/29        837       816,934
   Federal National Mortgage
     Association 10 Year Balloon
     6.00%                      12/03-02/04      3,844     3,751,697
   Federal National Mortgage
     Association 15 Year Balloon
     7.00%                      12/08-09/14      6,772     6,767,794
     8.00%(DAGGER)                 08/01/09      2,800     2,851,626


                                                 Par
                                  Maturity      (000)      Value
                                 ----------    ------- -------------
MORTGAGE PASS-THROUGHS (CONTINUED)
   Government National Mortgage
     Association
     7.25%                         04/15/06    $   431 $     428,470
     8.25%(DAGGER)              08/08-09/08      4,052     4,181,153
     7.50%                         07/16/22      2,700     2,721,094
     8.00%                         05/16/24      5,391     5,433,877
   Government National Mortgage
     Association 15 Year
     7.00%                      07/02-05/12      6,600     6,607,059
   Government National Mortgage
     Association 30 Year
     6.50%(DAGGER)              03/24-04/24      1,197     1,151,475
                                                       -------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $84,156,010)                                      83,282,703
                                                       -------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS -- 1.9%
   Bear Stearns Mortgage Securities,
     Inc., Series 96-6, Class A2
     7.00%                         11/25/27      1,292     1,286,986
   Residential Accredit Loans, Inc.,
     Series 97-QS7, Class A1
     7.50%                         07/25/27        403       402,111
   Residential Asset Securitization
     Trust, Series 98-A1, Class A1
     7.00%                         03/25/28      1,570     1,569,013
   Residential Asset Securitization
     Trust, Series 98-A2, Class A1
     6.75%(DOUBLE DAGGER)          04/25/28      1,880     1,876,645
                                                       -------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $5,147,875)                                        5,134,755
                                                       -------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 28.0%
   American Business Financial Services,
     Series 98-A, Class A
     6.10%                         10/15/05      3,497     3,470,588
   Asset Securitization Corp.,
     Series 97-D5, Class A1A
     6.50%                         02/14/41      2,985     2,965,915
   Bayview Financial Acquisition
     Trust, Series 98-1, Class AI
     7.01%                         05/25/29      2,748     2,716,239
   Bayview Financial Acquisition
     Trust, Series 98-1, Class AII
     5.64%**                       05/25/29      2,307     2,296,141
   Bosque Asset Corp., Series 97-1,
     Class A1
     7.66%                         06/05/02      1,005     1,004,348
   Boston Edison Co., Series 99-1,
     Class A2
     6.00%                         09/15/05      2,050     2,018,609
   Captec Franchise Trust, Series 99-1,
     Class A1
     6.50%                         05/25/05      3,965     3,932,580
   Citicorp Mortgage Securities, Inc.,
     Series 94-4, Class A6
     6.00%                         02/25/09      2,116     2,082,938
   Copelco Capital Funding Corp.,
     Series 99-A, Class A3
     5.67%                         03/15/02      2,700     2,664,742
   Donaldson, Lufkin and Jenrette, Inc.
     Mortgage Acceptance Corp.,
     Series 95-CF2, Class AIA
     6.65%                         12/17/27        956       961,701

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)

                                                 Par
AS OF SEPTEMBER 30, 1999          Maturity      (000)      Value
                                 ----------    ------- -------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   Donaldson, Lufkin and Jenrette,
     Inc. Mortgage Acceptance Corp.,
     Series 96-CF2, Class A1A
     6.86%                         11/12/21    $ 2,108 $   2,105,465
   Franchise Loan Trust,
     Series 98-1, Class A1
     6.24%                         07/15/04      2,029     1,991,679
   Green Tree Recreational
     Equipment & Construction,
     Series 98-C, Class A4
     6.17%                        02/15/11      2,300     2,279,156
   Huntton Paige, Series 99-1
     7.43%                         03/01/19      2,800     2,810,664
   ICI Funding Corp. Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class A
     6.00%**                       01/15/24      2,272     2,249,685
   J.P. Morgan Commercial
     Mortgage Finance Corp.,
     Series 97, Class D
     6.36%**                       07/25/29      2,000     1,970,000
   Merit Securities Corp.,
     Series 98-11, Class 2A2
     5.66%**                       11/28/22      4,172     4,168,975
   Morgan Stanley Capital International,
     Inc., Series 98-CF1, Class A1
     6.33%                         10/15/07      1,203     1,166,776
   Mortgage Capital Funding, Inc.,
     Series 98-MC2, Class A1
     6.33%                         10/18/07      2,873     2,791,664
   Navistar Financial Corp Owner
     Trust, Series 99-A, Class A3
     5.95%                         04/15/03      3,950     3,922,844
   PNC Mortgage Securities Corp.,
     Series 97-6, Class A1
     6.49%                         10/25/26      2,948     2,946,525
   Prudential Home Mortgage Securities,
     Inc., Series 94-19, Class A2
     7.05%                         05/25/24      3,532     3,537,292
   Reilly Mortgage Securities, Series 99-1
     7.43%                         02/01/23        264       266,168
   Republic Bank Home Loan
     Owner Trust, Series 98-1, Class A1
     6.61%                         04/25/07        588       585,904
   Residential Funding Mortgage
     Securities, Series 98-NS1, Class A2
     6.38%                         01/25/09      2,153     2,139,763
   Salomon Brothers Mortgage
     Securities VII, Series 92-5, Class A1
     7.69%**                       11/25/22        267       267,178
   Salomon Brothers Mortgage
     Securities VII, Series 96-6B, Class A1
     5.73%**                       06/30/26         11        10,743
   Structured Asset Securities
     Corp., Series 98-C2A, Class B
     5.70%**                       01/25/13      3,167     3,165,586
   SWB Loan Backed Certificates,
     Series 98-1, Class AV
     5.75%**                       09/15/24      2,992     2,976,955
   Union Planters Mortgage
     Finance Corp., Series 98-1, Class A1
     6.35%                         01/25/28      1,764     1,772,892


                                                 Par
                                  Maturity      (000)      Value
                                 ----------    ------- -------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   Wilshire Funding Corp.,
     Series 97, Class A
     7.25%                         08/25/27    $ 1,553 $   1,526,758
   Wilshire Funding Corp.,
     Series 98-2, Class A3
     7.00%                         12/28/37      5,662     5,583,874
                                                       -------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $75,018,985)                                      74,350,347
                                                       -------------
PROJECT LOANS -- 5.4%
   FEDERAL HOUSING AUTHORITY,
     GENERAL MOTORS ACCEPTANCE
     CORP. GRANTOR TRUST,
     SERIES 97-A, CLASS A
     7.14%                         01/01/21     12,440    12,473,475
   Federal Housing Authority,
     INSD Project, Series 82
     7.43%                         09/01/22      1,978     1,988,903
                                                       -------------
TOTAL PROJECT LOANS
  (Cost $14,543,388)                                      14,462,378
                                                       -------------
ASSET BACKED SECURITIES -- 41.5%
   Amresco Independence
     Funding, Inc., Series 99-1, Class A
     6.50%                         06/15/20      3,000     3,000,000
   Arcadia Automobile Receivables
     Trust, Series 98-B, Class A3
     5.95%(DAGGER)                 11/15/02      6,650     6,654,522
   Banc One Auto Grantor Trust,
     Series 97-A, Class A
     6.27%                         11/20/03        298       299,986
   Barnett Auto Trust, Series 97-A, Class A3
     6.03%(DAGGER)                 11/15/01      4,078     4,143,323
   Chevy Chase Auto Receivables
     Trust, Series 97-3, Class A
     6.20%                         03/20/04      2,280     2,295,547
   Dayton Hudson Credit Card
     Master Trust, Series 97-1, Class A
     6.25%                         08/25/05      2,300     2,248,810
   Fifth Third Auto Grantor Trust,
     Series 96-B, Class A
     6.45%                         03/15/02        260       260,833
   First Security Auto Grantor Trust,
     Series 97-A, Class A
     6.30%                         08/15/03      2,006     2,016,501
   First Security Auto Owner Trust,
     Series 99-2, Class A3
     6.00%                         10/15/03      4,150     4,130,547
   FMAC Loan Receivables Trust,
     Series 98-CA, Class A1
     5.99%                         11/15/04      2,139     2,081,463
   Ford Credit Auto Owner Trust,
     Series 99-A, Class A4
     5.31%                         11/15/01      3,700     3,664,156
   Ford Credit Auto Owner Trust,
     Series 99-C, Class A4
     6.08%                         09/16/02      4,175     4,158,039
   Green Tree Financial Corp.,
     Series 95-A, Class A
     7.25%                         07/15/05      1,975     1,872,618

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)

                                                 Par
AS OF SEPTEMBER 30, 1999          Maturity      (000)      Value
                                 ----------    -------  ------------
ASSET BACKED SECURITIES (CONTINUED)
   Green Tree Financial Corp.,
     Series 96-10, Class A4
     6.42%                         11/15/28    $ 3,139 $   3,146,751
   Green Tree Recreational
     Equipment & Consumer Trust,
     Series 97-C, Class A1
     6.49%                         02/15/18      1,877     1,867,745
   Health Care Receivables
     Securitization Program Notes,
     NPF VI, Series 98-1, Class A
     6.22%                         06/01/02      3,300     3,253,331
   Honda Auto Lease Trust,
     Series 99-A, Class A4
     6.45%                         09/16/02      5,500     5,509,453
   Honda Auto Receivables Grantor
     Trust, Series 98-A, Class A
     5.50%                         07/15/04      3,286     3,246,847
   Missouri Higher Education
     Loan Authority,
     Series 97, Class P
     5.40%**                       07/25/08      3,209     3,166,974
   Newcourt Equipment Trust
     Securities, Series 98-1, Class A3
     5.24%                         12/20/02      4,250     4,197,295
   Nissan Auto Receivables Owner
     Trust, Series 99-A, Class A3
     6.47%                         09/15/03      2,275     2,240,875
   PBG Equipment Trust,
     Series 1A, Class A
     6.27%                         01/20/12      1,376     1,344,562
   PMC Capital Limited Partnership,
     Series 98-1, Class A
     6.75%**                       04/01/21      4,105     4,104,948
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class A
     6.35%**                       09/15/23      1,681     1,664,311
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class B
     6.70%**                       09/15/23        894       896,067
   Ryder Vehicle Lease Trust,
     Series 98-A, Class A
     6.10%                         09/15/08      4,430     4,413,514
   Sears Credit Account Master
     Trust, Series 95-5, Class A
     6.05%                         01/15/08      3,000     2,955,662
   Sears Credit Account Master
     Trust, Series 97-1, Class A
     6.20%                         07/16/07      4,030     4,003,865
   The Money Store Auto Grantor
     Trust, Series 97-4, Class A2
     6.35%                         03/20/04      1,121     1,127,458
   The Money Store Business
     Loan Backed Securities,
     Series 97-1, Class A
     5.53%**                       01/15/25        371       370,268
     5.65%**                       04/15/28      3,083     3,092,608
   The Money Store Business
     Loan Backed Securities,
     Series 97-1, Class B
     6.02%**                       01/15/25      1,855     1,838,005


                                                 Par
                                  Maturity      (000)      Value
                                 ----------    ------- -------------
ASSET BACKED SECURITIES (CONTINUED)
   The Money Store Home Equity
     Trust, Series 98-A, Class MH2
     7.23%                         05/15/24    $ 2,000 $   1,873,033
   The Money Store Residential
     Trust, Series 97-II, Class A1
     6.65%                         11/15/07        216       215,979
   Toyota Auto Receivables Owner
     Trust, Series 99-A, Class A3
     6.15%                         08/16/04      7,775     7,750,703
   USAA Auto Loan Grantor Trust,
     Series 99-1, Class A
     6.10%                         02/15/06      5,107     5,086,558
   World Omni Automobile Lease
     Securitization Trust,
     Series 96-B, Class A3
     6.25%                         11/15/02      5,973     5,982,508
                                                       -------------
TOTAL ASSET BACKED SECURITIES
  (Cost $110,861,897)                                    110,175,665
                                                       -------------
CORPORATE BONDS -- 10.4%
FINANCE -- 7.6%
   Diageo Capital PLC
     6.63%                         06/24/04      1,250     1,246,875
   Donaldson, Lufkin and
     Jenrette, Inc.
     5.88%                         04/01/02      2,900     2,838,375
   Firstar Corp.
     6.50%                         07/15/02      2,700     2,686,627
   Goldman Sachs Escrow Corp.,
     Series 144A
     6.75%                         08/01/01      3,000     2,954,160
   Popular North America, Inc.
     6.88%                         06/15/01      2,550     2,541,435
   TransAmerica Finance Corp.
     7.25%                         08/15/02      4,550     4,585,791
   US West Capital Funding, Inc.
     6.88%                         08/15/01      3,435     3,435,000
                                                       -------------
                                                          20,288,263
                                                       -------------
INDUSTRIAL -- 0.9%
   Nabisco, Inc.
     6.00%                         02/15/01      1,720     1,701,533
   Williams Cos., Inc.
     6.13%                         02/01/01        660       657,525
                                                       -------------
                                                           2,359,058
                                                       -------------
INSURANCE -- 0.6%
   METROPOLITAN LIFE INSURANCE CO.
     6.30%                         11/01/03      1,640     1,590,800
                                                       -------------
PIPELINES -- 0.5%
   El Paso Energy Corp.
     6.63%                         07/15/01      1,420     1,420,000
                                                       -------------
UTILITY -- 0.3%
   Avon Energy Partnership
     6.73%                         12/11/02        690       686,550
                                                       -------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)

                                                 Par
AS OF SEPTEMBER 30, 1999          Maturity      (000)      Value
                                 ----------    ------- -------------
CORPORATE BONDS (CONTINUED)
YANKEE -- 0.5%
   Banco Internacional S.A.
     6.03%                         07/16/01    $ 1,227 $   1,225,145
   Nordbanken
     5.91%**                       10/25/01        150       146,850
                                                       -------------
                                                           1,371,995
                                                       -------------
TOTAL CORPORATE BONDS
  (Cost $27,784,853)                                      27,716,666
                                                       -------------
FOREIGN BONDS -- 0.7%
   Newcourt Credit Group
     7.63%                         06/28/01      2,700     1,859,549
     (Cost $1,875,343)                                 -------------

TAXABLE MUNICIPAL BONDS -- 0.2%
   PHILADELPHIA AUTHORITY INDUSTRIAL
     DEVELOPMENT TAX CLAIM
     COLLECTION REVENUE BOND,
     SERIES 97A
     6.49%                         06/15/04        538       521,876
     (Cost $537,835)                                   -------------

                                               Shares
                                               -------
SHORT TERM INVESTMENTS -- 0.2%
   Galileo Money Market Fund
   (Cost $443,042)                             443,042       443,042
                                                       -------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $372,167,831*)                           139.2%  369,653,660


                                                 Par
                                                (000)
                                               --------
REVERSE REPURCHASE AGREEMENTS -- (39.7%)
  Aubrey Lanston
    (Agreement dated 09/30/99 to be
    repurchased at $2,631,934.
    Collateralized by $2,600,000
    U.s. Treasury Notes 5.25%
    due 05/31/01. the value of the
    collateral Is $2,655,824.)
    5.25%                          10/07/99    $ 2,629    (2,629,633)
  Commerzbank
    (Agreement dated 09/24/99 to be
    repurchased at $6,225,822.
    Collateralized by $6,090,000
    U.S. Treasury Notes 6.50% due
    08/31/01. The value of the
    collateral is $6,219,346.)
    5.30%                          10/01/99      6,219    (6,225,822)
  Lehman Brothers (Agreement dated
    09/27/99 to be repurchased at
    $1,299,563. Collateralized by
    $1,295,000 U.S. Treasury Notes
    5.50% due 07/31/01. The value
   of the collateral is $1,304,205.)
    5.25%                          10/04/99      1,298    (1,298,995)
  Lehman Brothers
    (Agreement dated 09/29/99 to be
    repurchased at $23,109,145.
    Collateralized by $23,005,000
    U.S. Treasury Notes 5.00-5.75%
    due 02/28/01 to 06/30/01. The
    value of the collateral is
    $23,123,699.)
    5.34%                          10/06/99     23,085   (23,092,024)


                                                 Par
                                  Maturity      (000)      Value
                                 ----------    ------- -------------
REVERSE REPURCHASE AGREEMENTS (CONTINUED)
  Lehman Brothers (Agreement dated
    09/29/99 to be repurchased at
    $6,013,633. Collateralized by
    $6,000,000 U.S. Treasury Notes
    5.50% due 08/31/01. The  value
    of the collateral is $5,995,207.)
    5.25%                          10/06/99    $ 6,008 $  (6,009,252)
  Lehman Brothers (Agreement dated
    09/29/99 to be repurchased at
    $10,221,359. Collateralized by
    $9,067,000 U.S. Treasury Bonds
    8.75% due 11/15/08. The value of
    the collateral is $10,222,896.)
    5.29%                          10/13/99     10,200   (10,203,373)
  Lehman Brothers (Agreement dated
    09/17/99 to be repurchased at
    $7,558,617. Collateralized by
    $7,908,008 Federal National
    Mortgage Association 5.50-6.50%
    due 11/01/08 to 07/01/09.
    The value of the collateral is
    $7,735,568.)
    5.38%                          10/19/99      7,526    (7,538,372)
  Lehman Brothers
    (Agreement dated 09/20/99 to be
    repurchased at $8,570,985.
    Collateralized by $8,289,973
    Federal Home Loan Mortgage Corp.
    5.80% due 07/01/01 and $602,674
    Federal National Mortgage
    Association 6.50% due
    10/01/05. The value of
    the collateral is $8,818,276.)
    5.38%                          10/19/99      8,534    (8,548,029)
  Lehman Brothers
    (Agreement dated 09/27/99 to be
    repurchased at $5,344,605.
    Collateralized by $6,650,000
    Arcadia Automobile Receivables
    Trust 5.95% due 11/15/02. The
    value of the collateral is
    $6,672,108.)
    5.55%                          10/29/99      5,320    (5,321,640)
  Morgan Stanley (Agreement dated
    09/15/99 to be repurchased at
    $5,459,909. Collateralized by
    $5,740,314 Federal National
    Mortgage Association 6.20-6.725%
    due 02/26/01. The value of the
    collateral is $5,753,957.)
    5.46%                          10/14/99      5,436    (5,449,191)
  Morgan Stanley (Agreement dated
    09/28/99 to be repurchased at
    $7,433,233. Collateralized by
    $7,629,752 Federal National
    Mortgage Association 7.00-8.00%
    due 12/01/08 to 08/01/09. The
    value of the collateral is
    $7,726,711.)
    5.40%                          10/18/99      7,411    (7,414,335)

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONCLUDED)

                                                 Par
AS OF SEPTEMBER 30, 1999          Maturity      (000)      Value
                                 ----------    ------- -------------
REVERSE REPURCHASE AGREEMENTS (CONTINUED)
  Morgan Stanley (Agreement dated
     09/17/99 to be repurchased at
     $11,484,466. Collateralized by
     $2,356,062 Federal Home Loan
     Bank 7.50% due 07/01/07,
     $5,310,258 Federal National
     Mortgage Association 6.00% due
     01/01/04 and $4,051,996
     Government National Mortgage
     Association 8.25% due 08/15/08
     to 09/15/08. The value of the
     collateral is $11,821,586.)
     5.37%                         10/19/99    $11,435 $ (11,453,763)
  Salomon Brothers (Agreement dated
     09/09/99 to be repurchased at
     $3,731,157. Collateralized by
     $4,077,634 Barnett Auto Trust
     6.03% due 11/15/01 and
     $442,032 Federal National
     Mortgage Association 7.00% due
     12/01/08. The value of the
     collateral is $4,598,724.)
     5.63%                         10/12/99      3,712    (3,724,771)
  Salomon Brothers (Agreement dated
     09/15/99 to be repurchased at
     $5,423,316. Collateralized by
     $918,259 Federal Home Loan
     Mortgage Corp. Gold 7.00-8.00%
     due 05/01/00 to 01/01/04 and
     $4,866,440 Federal National
     Mortgage Association
     6.00-7.00% due 12/01/03 to
     06/01/04. The value of the
     collateral is $5,709,767.)
     5.36%                         10/14/99      5,400    (5,412,864)
  Salomon Brothers (Agreement dated
     09/15/99 to be repurchased at
     $1,136,888. Collateralized by
     $1,213,909 Government National
     Mortgage Association
     6.50-7.25% due 04/15/06 to
     04/15/24. The value of the
     collateral is $1,188,262.)
     5.36%                         10/14/99      1,132    (1,134,697)
                                                       -------------
TOTAL REVERSE REPURCHASE
  AGREEMENTS
  (Cost $105,345,950)                                   (105,456,761)

OTHER ASSETS IN EXCESS
  OF LIABILITIES                                  0.5%     1,267,396
                                               ------- -------------

  NET ASSETS (Applicable to
     8,079,707 BlackRock shares,
     16,047,318 Institutional
     shares, 1,718,517 Service
     shares, 264,237 Investor A
     shares, 768,840 Investor B
     shares and 159,937
     Investor C shares outstanding)               100% $ 265,464,295
                                               ======= =============



                                                           Value
                                                       -------------
  NET ASSET VALUE AND REDEMPTION
  PRICE PER BLACKROCK,
  INSTITUTIONAL, SERVICE AND
  INVESTOR A SHARE
  ($256,345,512 (DIVIDE) 26,109,779)                          $ 9.82
                                                              ======
OFFERING PRICE PER BLACKROCK,
  INSTITUTIONAL AND SERVICE SHARE                             $ 9.82
                                                              ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($9.82 (DIVIDE) .970)                                       $10.12
                                                              ======
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($7,548,548 (DIVIDE) 768,840 )                              $ 9.82
                                                              ======
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($1,570,235 (DIVIDE) 159,937)                               $ 9.82
                                                              ======


--------------------
* Cost for Federal income tax purposes is $372,533,490. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                         $  296,259
    Gross unrealized depreciation                         (3,176,089)
                                                         -----------
                                                         $(2,879,830)
                                                         ===========

**  Rates shown are the rates as of September 30, 1999.

(DAGGER) Partial principal in the amount of $108,114,311 has been pledged as collateral for reverse repurchase agreements.

(DOUBLE DAGGER) Principal amount of securities pledged as collateral of $1,000,000 on 60 long U.S. Treasury Notes futures contracts and 353 short U.S. Treasury Notes futures contracts expiring December 1999. The value of such contracts on September 30, 1999 was $50,741,344, thereby resulting in an unrealized loss of $80,898.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                               Par
AS OF SEPTEMBER 30, 1999          Maturity    (000)         Value
                                 ---------- ----------  -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 23.9%
   Federal Home Loan Bank Bonds
     5.00%                         09/20/00 $    3,000  $   2,978,737
   Small Business Administration
     Participation Certificates,
     Series 96-20H, Class 1
     7.25%                         08/01/16      4,846      4,841,254
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                         10/01/16      4,229      4,218,044
   Small Business Administration
     Participation Certificates,
     Series 98-20J, Class 1
     5.50%                         10/01/18      4,856      4,451,629
   Small Business Investment Cos.
     Pass-Through, Series 96-P10A,
     Class 1
     6.67%                         02/10/06      4,523      4,474,449
   U.S. Treasury Bonds
     8.75%                         11/15/08     20,890     22,862,716
     12.75%                        11/15/10     11,925     15,852,188
     14.00%                        11/15/11      7,730     11,135,680
   U.S. Treasury Notes
     6.50%                         10/15/06     29,670     30,356,944
                                                        -------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $104,836,704)                                     101,171,641
                                                        -------------
MORTGAGE PASS-THROUGHS -- 32.9%
   Federal Home Loan Mortgage
     Corp.
     9.00%                         06/01/01          1            513
     7.00%                      05/02-05/11      5,056      5,060,450
     6.50%                         04/01/08      2,997      2,955,319
     8.00%                         11/01/08      1,591      1,644,195
     6.45%                         04/29/09      4,100      3,914,021
     6.00%                         05/15/16        900        892,386
   Federal National Mortgage
     Association
     6.08%                         10/01/99      5,323      5,268,040
     6.20%                         02/26/01        942        938,936
     6.73%                         02/26/01      6,381      6,398,585
     8.50%                      06/03-08/09      4,351      4,454,912
     6.50%                      08/03-05/15     32,092     31,563,395
     6.13%                         11/25/03      2,323      2,276,758
     6.09%                         10/01/08      7,298      6,869,689
     6.04%                         02/25/09      4,500      4,199,844
     7.27%                         01/25/11      6,205      6,262,590
     7.00%                         05/01/11      6,091      6,089,303
     5.50%                      01/14-06/14      4,983      4,692,227
     7.58%                         11/01/18      4,864      4,870,104
     6.00%                      11/23-02/29      2,925      2,769,211
   Federal National Mortgage Association
     10 Year Balloon
     6.00%                         02/01/04      3,490      3,403,613
   Federal National Mortgage Association
     Multi-Family
     6.50%                         10/25/03      1,508      1,506,663
     7.71%                         12/01/18      4,250      4,370,522
     6.32%                         10/01/23      9,646      8,874,334


                                               Par
                                  Maturity    (000)         Value
                                 ---------- ----------  -------------
MORTGAGE PASS-THROUGHS (CONTINUED)
   Government National Mortgage
     Association
     7.25%                         04/15/06 $    6,627  $   6,583,802
     8.25%                      11/08-02/09      3,745      3,864,525
     6.50%                      10/23-12/23      8,197      7,842,619
     7.00%                         12/15/27        566        555,333
   MLCC Mortgage Investors, Inc.,
     Series 95-C3, Class A1
     6.75%                         10/01/99      1,507      1,499,179
                                                        -------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $142,739,634)                                     139,621,068
                                                        -------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 2.7%
   Federal National Mortgage Association
     Grantor Trust, Series 96-T6, Class A
     6.33%                         10/25/00      4,571      4,559,589
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 97-C1, Class X (IO)
     7.84%***                      07/15/27     18,269      1,416,413
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 97-C2, Class A3
     6.57%                         11/15/07      2,850      2,736,594
   Residential Asset Securitization
     Trust, Series 98-A1, Class A1
     7.00%                         03/25/28      2,617      2,615,022
                                                        -------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $11,544,959)                                       11,327,618
                                                        -------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 2.7%
   Atherton Franchisee Loan Funding,
     Series 98-A, Class A2
     6.72%                         08/15/10      5,150      4,871,929
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 99-C2, Class A2
     6.95%                         09/15/33      1,000        985,117
   Morgan Stanley Capital International, Inc.,
     Series 97-HF1, Class A1
     6.86%                         07/15/29      3,886      3,881,619
   Residential Funding Mortgage Securities,
     Series 96-HS2, Class A4
     7.55%                         09/25/12        127        126,530
   Union Planters Mortgage Finance Corp.,
     Series 98-1, Class A1
     6.35%                         01/25/28      1,472      1,479,448
                                                        -------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $11,703,561)                                       11,344,643
                                                        -------------
PROJECT LOANS -- 5.1%
   Federal Housing Authority, General
     Motors Acceptance Corp. Grantor
     Trust, Series 97-A, Class A
     7.01%                         01/01/21        950        952,177
   Federal Housing Authority, General
     Motors Acceptance Corp., Series 93-1
     5.94%                         04/14/12      2,001      1,834,846
   Federal Housing Authority, Merrill Lynch,
     Series 29, Class 1A1
     7.43%                         06/01/22      8,028      8,083,071

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONTINUED)

                                               Par
AS OF SEPTEMBER 30, 1999           Maturity   (000)         Value
                                   -------- ----------  -------------
PROJECT LOANS (CONTINUED)
   Federal Housing Authority, Merrill Lynch,
     Series 97-23
     7.43%                         12/01/21 $    5,411  $   5,449,250
   Federal Housing Authority, USGI,
     Series 56
     7.46%                         01/01/23      5,309      5,348,333
                                                        -------------
TOTAL PROJECT LOANS
  (Cost $22,060,574)                                       21,667,677
                                                        -------------
ASSET BACKED SECURITIES -- 26.2%
   ACLC Business Loan Receivables Trust,
     Series 98-1, Class A1
     6.44%                         09/15/19      8,861      8,628,611
   Boston Edison Co.,
     Series 99-1, Class A4
     6.91%                         09/15/09      4,475      4,430,997
   Chevy Chase Auto Receivables Trust,
     Series 96-1, Class A
     6.60%(DOUBLE DAGGER)          12/15/02        375        376,390
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                         03/20/04      1,979      1,992,289
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A (PO)
     7.05%***                      08/15/06      8,525      6,090,918
   Citibank Credit Card Master Trust I,
     Series 99-2, Class A
     5.88%                         03/10/11      2,275      2,103,309
   Contimortgage Home Equity Loan Trust,
     Series 95-1, Class A4
     8.60%                         04/15/10        635        634,110
   Dayton Hudson Credit Card Master Trust,
     Series 98-1, Class A
     5.90%                         05/25/06      2,200      2,148,630
   DVI Receivables Corp.,
     Series 98-1, Class A2
     6.04%                         04/10/06      2,193      2,202,804
   FMAC Loan Receivables Trust,
     Series 97-C, Class A
     6.75%                         12/15/19      4,010      3,890,337
   Green Tree Financial Corp.,
     Series 97-5, Class A7
     7.13%                         05/15/29      3,501      3,278,160
   Green Tree Home Improvement Loan
     Trust, Series 97-C, Class HEA2
     6.38%                         08/15/28         73         73,127
   Health Care Receivables Securitization
     Program Notes, NPF VI, Series 98-1,
     Class A
     6.22%                         06/01/02      4,500      4,436,360
   Honda Auto Lease Trust,
     Series 99-A, Class A4
     6.45%                         09/16/02      4,100      4,107,047
   MBNA Master Credit Card Trust,
     Series 99-B, Class A
     5.90%                         08/15/11      3,550      3,337,941
   National Premier Financial,
     Series 97-1, Class A
     6.82%                         07/01/01      2,300      2,306,828
   New Century Home Equity Loan Trust,
     Series 98-NC3, Class A1
     6.00%                         08/25/28      2,445      2,433,635
   People's Bank Credit Card Master Trust,
     Series 99-1, Class A
     5.67%**                       05/15/05      6,300      6,300,000


                                            Par/Shares
                                   Maturity    (000)        Value
                                   -------- ----------  -------------
ASSET BACKED SECURITIES (CONTINUED)
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class A
     6.35%**                       09/15/23 $    2,802  $   2,773,852
   Sears Credit Account Master Trust,
     Series 97-1, Class A
     6.20%                         07/16/07      6,560      6,517,458
   Sears Credit Account Master Trust,
     Series 98-1, Class A
     5.80%                         08/15/05     10,700     10,524,496
   Standard Credit Card Master Trust,
     Series 94-4, Class A
     8.25%                         11/07/03      5,000      5,208,353
   SWB Loan Backed Certificates,
     Series 99-1, Class A
     7.38%                         05/15/25      2,041      2,020,227
   The Money Store Home Equity Trust,
     Series 95-A, Class A8
     8.13%                         06/15/15      2,902      2,940,331
   The Money Store Home Equity Trust,
     Series 96-B, Class A13
     6.90%                         04/15/10        204        203,524
   The Money Store Residential Trust,
     Series 98-I, Class A4
     6.52%                         08/15/15      9,000      8,942,493
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     5.52%**                       07/15/25      3,193      3,166,060
   Travelers Bank Credit Card Master Trust,
     Series 98-1, Class A
     6.00%                         01/18/05      4,900      4,832,674
   Union Acceptance Corp.,
     Series 96-A, Class A
     5.40%                         04/07/03      1,776      1,762,716
   USAA Auto Loan Grantor Trust,
     Series 99-1, Class A
     6.10%                         02/15/06      3,638      3,623,302
                                                        -------------
TOTAL ASSET BACKED SECURITIES
  (Cost $112,428,698)                                     111,286,979
                                                        -------------
TAXABLE MUNICIPAL BONDS -- 1.4%
   New Jersey Economic Development
     Authority State Pension Funding Zero
     Coupon Revenue Bond,
     Series 97, Class B
     6.98%***                      02/15/02      1,527      1,297,950
   Stanislaus County, California Taxable
     Pension Obligation Refunding
     Revenue Bond, Series 95
     7.15%                         08/15/13      4,645      4,546,294
                                                        -------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $5,953,564)                                         5,844,244
                                                        -------------
SHORT TERM INVESTMENTS -- 5.5%
   Federal Home Loan Bank Discount Notes
     5.17%                         10/01/99     15,350     15,350,000
   Galileo Money Market Fund                 8,004,082      8,004,082
                                                        -------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $23,354,082)                                       23,354,082
                                                        -------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONCLUDED)


AS OF SEPTEMBER 30, 1999                                    Value
                                                        -------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $433,621,776*)                           100.4% $ 425,617,952

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                   (0.4%)    (1,498,262)
                                            ----------   ------------
NET ASSETS (Applicable to 39,317,708
  Institutional shares, 2,697,887
  Service shares, 731,775 Investor A
  shares, 81,751 Investor B shares
  and 47,327 Investor C shares outstanding)      100.0% $ 424,119,690
                                            ==========  =============
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL,
  SERVICE AND INVESTOR A SHARE
  ($422,842,885 (DIVIDE) 42,747,370)                           $ 9.89
                                                               ======
OFFERING PRICE PER
  INSTITUTIONAL AND
  SERVICE SHARE                                                $ 9.89
                                                               ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($9.89 (DIVIDE) 0.960)                                       $10.30
                                                               ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($808,654 (DIVIDE) 81,751)                                   $ 9.89
                                                               ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($468,151 (DIVIDE) 47,327)                                   $ 9.89
                                                               ======


-----------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                       $    394,370
     Gross unrealized depreciation                         (8,398,194)
                                                          -----------
                                                          $(8,003,824)
                                                          ===========

**  Rates shown are the rates as of September 30, 1999.

*** Rates shown are the effective yields as of September 30, 1999.

(DOUBLE DAGGER) Principal amount of securities pledged as collateral of $2,570,124 on 37 short U.S. Treasury Bonds futures contracts, 30 long U.S. Treasury Notes futures contracts and 168 short U.S. Treasury Notes futures contracts expiring December 1999. The value of such contracts on September 30, 1999 was $25,742,188, thereby resulting in an unrealized gain of $21,282.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                           INTERMEDIATE BOND PORTFOLIO

                                                 Par
AS OF SEPTEMBER 30, 1999           Maturity     (000)       Value
                                   --------    -------  ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 18.2%
   Small Business Administration
     Participation Certificates,
     Series 92-20H, Class 1
     7.40%                         08/01/12    $ 3,186  $  3,206,678
   Small Business Administration
     Participation Certificates,
     Series 96-20H, Class 1
     7.25%                         08/01/16      5,526     5,520,728
   Small Business Investment Cos.
     Pass-Through, Series 96-P10A, Class 1
     6.67%                         02/10/06      3,034     3,001,494
   Small Business Investment Cos.
     Pass-Through, Series 97-P10D, Class 1
     6.51%                         11/01/07      1,000       967,771
   U.S. Treasury Bonds
     8.75%(DAGGER)                 11/15/08     21,380    23,398,988
     12.75%(DAGGER)                11/15/10     11,625    15,453,390
     14.00%                        11/15/11      2,420     3,486,203
     5.25%                         02/15/29        660       577,250
   U.S. TREASURY NOTES
     5.50%(DAGGER)                 07/31/01      5,350     5,338,518
     5.63%                         12/31/02      2,460     2,451,482
     5.88%                         11/15/05        950       944,872
     6.50%(DAGGER)                 10/15/06     34,300    35,094,141
                                                        ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $100,305,664)                                     99,441,515
                                                        ------------
MORTGAGE PASS-THROUGHS -- 16.0%
   Federal Home Loan Mortgage
     Corp.
     5.81%**                       07/01/01      9,498     9,391,001
     9.50%                         01/01/05        126       133,384
     9.00%                      01/05-12/16         75        78,223
     8.50%                         07/01/06         13        13,653
     7.25%                         12/01/06        391       389,062
     6.50%                         04/01/08      3,879     3,824,530
     8.00%(DAGGER)              07/08-09/18      5,013     5,154,088
     6.45%                         04/29/09      5,000     4,773,196
   Federal Home Loan Mortgage
     Corp. Gold
     7.00%                         09/01/11      6,236     6,241,798
   Federal National Mortgage Association
     6.20%(DAGGER)                 02/26/01      5,182     5,164,146
     6.00%(DAGGER)              01/04-07/14      3,781     3,669,247
     9.50%                         03/01/05          7         7,796
     8.00%(DAGGER)                 03/01/08      2,299     2,319,585
     6.04%                         02/25/09      5,600     5,226,473
     7.50%(DAGGER)                 05/01/09      1,748     1,754,052
     8.50%                         08/01/09      5,514     5,645,199
     7.27%                         01/25/11      3,250     3,280,235
     7.00%                         05/01/11      7,768     7,765,258
     5.50%(DAGGER)              12/13-06/14      7,292     6,866,160
   Federal National Mortgage Association
     10 Year Balloon
     6.00%                         02/01/04      2,678     2,611,500
   Government National Mortgage
     Association
     7.25%(DAGGER)                 04/15/06      1,183     1,175,071
     8.25%(DAGGER)              08/08-11/08      5,907     6,095,563
     9.50%                      05/16-11/16        189       202,692
     8.50%                      02/17-03/17      1,608     1,674,442
     6.50%                      10/23-12/23      4,473     4,278,878
                                                        ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $88,764,547)                                      87,735,232
                                                        ------------


                                                 Par
                                   Maturity     (000)      Value
                                   --------    -------  ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 3.7%
   Amresco Securitized Net Interest
     Margin Trust, Series 96-1, Class A
     8.10%                         04/26/26    $ 1,004  $    953,397
   Federal Home Loan Mortgage Corp.,
     Series 96T-2, Class A
     7.00%(DAGGER)                 01/25/21      3,472     3,428,928
   Federal National Mortgage Association
     Grantor Trust, Series 96-T6, Class A
     6.33%(DAGGER)                 10/25/00      2,838     2,830,602
   Federal National Mortgage Association
     Strip Notes, Series 279, Class 1 (PO)
     6.92%***                      07/01/26        386       309,094
   Federal National Mortgage Association,
     Series 89-16, Class B (PO)
     8.79%***                      03/25/19      1,123       825,205
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 97-C1, Class X (IO)
     7.84%***                      07/15/27     27,177     2,107,102
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 97-C2, Class A3
     6.57%                         11/15/07      4,325     4,152,901
   MLCC Mortgage Investors, Inc.,
     Series 95-C1, Class C
     7.58%**                       05/25/15      2,022     2,001,568
   Residential Asset Securitization Trust,
     Series 98-A1, Class A1
     7.00%                         03/25/28      2,617     2,615,022
   Residential Asset Securitization Trust,
     Series 98-A2, Class A1
     6.75%                         04/25/28      1,245     1,242,176
                                                        ------------
TOTAL MULTIPLE CLASS
  MORTGAGE PASS-THROUGHS
  (Cost $21,061,144)                                      20,465,995
                                                        ------------
COMMERCIAL MORTGAGE
  BACKED SECURITIES -- 13.3%
   Asset Securitization Corp.,
     Series 97-D5, Class A1A
     6.50%                         02/14/41      6,163     6,123,543
   Atherton Franchisee Loan Funding,
     Series 98-A, Class A2
     6.72%                         08/15/10      6,000     5,676,034
   Bayview Financial Acquisition Trust,
     Series 98-1, Class AI
     7.01%                         05/25/29      3,237     3,198,893
   Bayview Financial Acquisition Trust,
     Series 98-1, Class AII
     5.64%**                       05/25/29      2,374     2,363,057
   Bosque Asset Corp.,
     Series 97-1, Class A1
     7.66%                         06/05/02      1,005     1,004,348
   Chase Commercial Mortgage Securities
     Corp., Series 97-2, Class A1
     6.45%                         12/19/04        704       688,633
   Commercial Mortgage Asset Trust,
     Series 99-C1, Class A1
     6.25%                         08/17/06        487       472,960
   Deutsche Mortgage and Asset Receiving
     Corp., Series 98-C1, Class A1
     6.22%                         09/15/07        284       277,047
   Franchise Loan Trust,
     Series 98-1, Class A1
     6.24%                         07/15/04      3,784     3,713,652

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                 Par
AS OF SEPTEMBER 30, 1999           Maturity     (000)       Value
                                   --------    -------  ------------
COMMERCIAL MORTGAGE
  BACKED SECURITIES (CONTINUED)
   General Motors Acceptance Corp.,
     Series 97
     7.43%                         02/21/21     $  968  $    974,357
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 99-C2, Class A2
     6.95%                         09/15/33        825       812,722
   ICI Funding Corp. Secured Assets Corp.,
     Series 97-1, Class A10
     7.75%                         03/25/28      3,400     3,432,832
   ICI Funding Corp. Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class A
     6.00%**                       01/15/24      2,538     2,512,135
   J.P. Morgan Commercial Mortgage
     Finance Corp., Series 97, Class D
     6.36%**                       07/25/29      4,000     3,940,000
   Lehman Brothers Commercial Conduit
     Mortgage Trust, Series 96-C2, Class A
     7.43%**                       10/25/26      8,160     8,280,529
   Master Financial Asset Securitization
     Trust, Series 98-2, Class A3
     6.60%                         11/20/18      6,000     5,831,250
   Merit Securities Corp., Series 98-11,
     Class 2A2
     5.66%**                       11/28/22      5,245     5,241,755
   Morgan Stanley Capital International,
     Inc., Series 97-HF1, Class A1
     6.86%                         07/15/29      4,393     4,387,917
   Morgan Stanley Capital International,
     Inc., Series 98-CF1, Class A1
     6.33%                         10/15/07      2,359     2,288,676
   NYC Mortgage Loan Trust, Series 96,
     Class A1
     6.75%                         06/25/06      3,923     3,919,320
   Republic Bank Home Loan Owner Trust,
     Series 98-1, Class A1
     6.61%                         04/25/07        588       585,904
   Salomon Brothers Mortgage Securities
     VII, Series 96-6B, Class A1
     5.73%**                       06/30/26          7         7,285
   Structured Asset Securities Corp.,
     Series 98-C2A, Class B
     5.70%**                       01/25/13      3,410     3,409,093
   Union Planters Mortgage Finance Corp.,
     Series 98-1, Class A1
     6.35%                         01/25/28      3,358     3,374,608
                                                        ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $73,735,926)                                      72,516,550
                                                        ------------
PROJECT LOANS -- 4.0%
   FEDERAL HOUSING AUTHORITY, MERRILL LYNCH,
     SERIES 97-23
     7.43%                         12/01/21     17,123    17,242,401
   Federal Housing Authority, USGI,
     Series 56
     7.46%                         01/01/23      4,787     4,822,270
                                                        ------------
TOTAL PROJECT LOANS
  (Cost $22,267,002)                                      22,064,671
                                                        ------------


                                                 Par
                                   Maturity     (000)      Value
                                   --------    -------  ------------
ASSET BACKED SECURITIES -- 26.1%
   ACLC Business Loan Receivables Trust,
     Series 98-1, Class A1
     6.44%                         09/15/19    $ 3,171  $  3,088,135
   Associates Manufactured Housing Pass-
     Through, Series 96-1, Class B1
     8.00%                         03/15/27      4,200     4,007,062
   Barnett Auto Trust, Series 97-A, Class A3
     6.03%                         11/15/01      1,046     1,062,390
   Boston Edison Co., Series 99-1, Class A4
     6.91%                         09/15/09      5,500     5,445,918
   Chevy Chase Auto Receivables Trust,
     Series 97-1, Class A
     6.50%                         10/15/03      3,794     3,745,806
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                         03/20/04      2,017     2,030,676
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A (IO)
     7.05%***                      08/15/06     10,450     7,466,287
   Citibank Credit Card Master Trust I,
     Series 99-2, Class A
     5.88%                         03/10/11      3,025     2,796,707
   Dayton Hudson Credit Card Master Trust,
     Series 97-1, Class A
     6.25%                         08/25/05      4,000     3,910,974
   DVI Receivables Corp.,
     Series 98-1, Class A2
     6.04%                         04/10/06      4,386     4,405,608
   FMAC Loan Receivables Trust,
     Series 97-C, Class A
     6.75%                         12/15/19      6,817     6,613,575
   FMAC Loan Receivables Trust,
     Series 98-CA, Class A1
     5.99%                         11/15/04      3,572     3,476,258
   Green Tree Financial Corp.,
     Series 94-B, Class A
     7.85%                         07/15/04      2,444     2,393,729
   Green Tree Financial Corp.,
     Series 96-7, Class A6
     7.65%                         10/15/27      3,300     3,346,922
   Green Tree Financial Corp.,
     Series 96-9, Class B1
     7.65%                         01/15/28      4,000     3,740,613
   Green Tree Financial Corp.,
     Series 98-1, Class D
     6.35%**                       06/15/29      5,800     5,655,586
   Green Tree Recreational Equipment &
     Consumer Trust, Series 97-C, Class A1
     6.49%                         02/15/18      5,632     5,603,236
   Health Care Receivables Securitization
     Program Notes, NPF VI,
     Series 98-1, Class A
     6.22%                         06/01/02      4,400     4,337,774
   Honda Auto Lease Trust,
     Series 99-A, Class A4
     6.45%                         09/16/02      5,050     5,058,680
   MBNA Master Credit Card Trust,
     Series 99-B, Class A
     5.90%                         08/15/11      4,400     4,137,166
   Mellon Bank Home Equity Loan Trust,
     Series 96-1, Class B2
     5.69%**                       04/15/26        871       870,824
   National Premier Financial,
     Series 97-1, Class A
     6.82%                         07/01/01      3,000     3,008,906

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                 Par
AS OF SEPTEMBER 30, 1999           Maturity     (000)      Value
                                   --------    -------  ------------
ASSET BACKED SECURITIES (CONTINUED)
   PBG Equipment Trust,
     Series 1A, Class A
     6.27%                         01/20/12    $ 8,068  $  7,885,675
   PMC Capital Limited Partnership,
     Series 98-1, Class A
     6.75%**                       04/01/21      2,413     2,413,316
   PMC Capital Small Business
     Administration Loan-Backed Adjustable
     Rate Certificates, Series 97-1, Class A
     6.35%**                       09/15/23      4,598     4,551,753
   Puget Power Conservation Grantor Trust,
     Series 97-1, Class A
     6.23%                         07/11/02      2,536     2,526,802
   Sears Credit Account Master Trust,
     Series 95-5, Class A
     6.05%                         01/15/08      5,000     4,926,103
   Sears Credit Account Master Trust,
     Series 97-1, Class A
     6.20%                         07/16/07      6,055     6,015,733
   Standard Credit Card Master Trust,
     Series 94-4, Class A
     8.25%                         11/07/03      1,650     1,718,756
   SWB Loan Backed Certificates,
     Series 99-1, Class A
     7.38%                         05/15/25      2,655     2,628,729
   The Money Store Home Equity Trust,
     Series 95-A, Class A8
     8.13%                         06/15/15      2,435     2,467,513
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     5.52%**                       07/15/25      3,967     3,933,590
   Travelers Bank Credit Card Master
     Trust, Series 98-1, Class A
     6.00%                         01/18/05      5,800     5,720,308
   Union Acceptance Corp.,
     Series 96-A, Class A
     5.40%                         04/07/03      1,770     1,757,167
   USAA Auto Loan Grantor Trust,
     Series 99-1, Class A
     6.10%                         02/15/06      10,075   10,033,759
                                                        ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $144,789,580)                                    142,782,036
                                                        ------------
CORPORATE BONDS -- 35.1%
AUTOMOTIVE -- 1.0%
   DAIMLERCHRYSLER HOLDINGS N.A.
     6.90%                         09/01/04      5,620     5,648,100
                                                        ------------
FINANCE -- 18.5%
   American General Financial Corp.
     8.13%                         08/15/09      2,250     2,379,375
   Associates Corp.
     5.75%                         11/01/03      3,430     3,297,259
   Bear Stearns Capital Trust Investments
     7.00%                         01/15/27      5,100     5,025,094
   Chrysler Financial Co.
     5.25%                         10/22/01      4,130     4,031,086
   Citicorp
     6.38%                         11/15/08      1,710     1,618,087
   Crestar Financial Corp.
     8.25%                         07/15/02      3,200     3,328,000
   Crown Cork & Seal, S.A.
     6.75%                         12/15/03      2,000     1,961,234
   Den Danske Bank
     6.38%**                       06/15/08      5,600     5,173,000


                                                 Par
                                   Maturity     (000)      Value
                                   --------    -------  ------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Equitable Life Surplus
     6.95%                         12/01/05    $ 1,750  $  1,718,575
   ERAC USA Finance Co.
     6.95%                         03/01/04      1,375     1,353,302
   Firstar Corp.
     6.50%                         07/15/02      2,480     2,467,717
   Ford Motor Credit Co.
     6.50%                         02/28/02      5,850     5,828,062
     5.80%                         01/12/09      2,810     2,560,612
   General Motors Acceptance Corp.
     6.85%                         06/17/04        400       399,769
     5.85%                         01/14/09      1,705     1,557,944
   Goldman Sachs Group
     6.65%                         05/15/09      5,485     5,228,975
   Household Finance Corp.
     7.00%                         08/01/03      2,400     2,398,977
   J.P. Morgan & Co., Inc.
     6.77%**                       02/15/12      3,700     3,244,530
   KeyBank N.A.
     5.80%                         04/01/04      2,200     2,105,963
   Lehman Brothers Holdings, Inc.
     8.75%                         05/15/02      3,940     4,084,598
   Marsh & McLennan Cos., Inc.
     6.63%                         06/15/04      6,295     6,216,313
   Merrill Lynch & Co., Inc.
     6.00%                         02/17/09      2,800     2,576,000
   Newcourt Credit Group
     7.13%                         12/17/03      5,035     5,061,786
   Popular North America, Inc.
     6.88%                         06/15/01      4,950     4,933,374
   Provident Companies, Inc.
     7.41%                         03/15/38      3,780     3,264,404
   Raytheon Co.
     6.30%                         03/15/05      4,300     4,122,625
   TransAmerica Finance Corp.
     7.25%                         08/15/02      7,125     7,181,047
   TXU Eastern Funding Co.
     6.15%                         05/15/02      3,810     3,723,051
   U.S. Bancorp
     6.50%                         06/15/04      4,140     4,078,491
                                                        ------------
                                                         100,919,250
                                                        ------------
INDUSTRIAL -- 9.8%
   Anixter, Inc.
     8.00%(DOUBLE DAGGER)          09/15/03      4,350     4,133,198
   Atlantic Richfield
     10.88%                        07/15/05      2,960     3,496,500
   Coca-Cola Enterprises, Inc.
     5.71%                         03/18/37      5,000     5,001,550
   Cox Enterprises, Inc.
     6.63%                         06/14/02      2,820     2,794,084
   Federated Department Stores
     6.13%**                       09/01/01      3,230     3,201,738
   Litton Industries, Inc.
     6.05%                         04/15/03      4,100     3,987,250
   Monsanto Co.
     5.75%                         12/01/05      4,125     3,856,875
   Nabisco, Inc.
     6.70%                         06/15/02      4,200     4,152,246
     6.85%                         06/15/05        300       289,956
   Rohm & Haas Co.
     6.95%                         07/15/04      2,520     2,526,300
   Southdown, Inc.
     10.00%                        03/01/06      2,850     3,097,893
   Tyco Intl. Group Corp., S.A.
     5.88%                         11/01/04      5,865     5,557,088

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                 Par
AS OF SEPTEMBER 30, 1999           Maturity     (000)      Value
                                   --------    -------  ------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
   Union Carbide Corp.
     6.75%                         04/01/03    $ 2,100  $  2,047,500
   United Technologies Corp.
     7.00%                         09/15/06      4,170     4,173,261
   Williams Holdings of Delaware
     6.13%                         12/01/03      5,650     5,387,282
                                                        ------------
                                                          53,702,721
                                                        ------------
INSURANCE -- 0.6%
   Metropolitan Life Insurance Co.
     6.30%                         11/01/03      3,265     3,167,050
                                                        ------------
PIPELINES -- 0.5%
   El Paso Energy Corp.
     6.63%                         07/15/01      2,745     2,745,000
                                                        ------------
TELECOMMUNICATIONS -- 0.5%
   Sprint Capital Corp.
     6.13%                         11/15/08      3,010     2,799,300
                                                        ------------
UTILITY -- 1.9%
   National Rural Utilities
     5.00%                         10/01/02      4,620     4,428,362
   US West Capital Funding, Inc.
     6.25%                         07/15/05      6,440     6,098,422
                                                        ------------
                                                          10,526,784
                                                        ------------
WASTE MANAGEMENT -- 0.1%
   USA Waste Management, Inc.
     6.13%                         07/15/01        825       793,031
                                                        ------------
YANKEE -- 2.1%
   Nordbanken
     5.91%**                       10/25/01      4,950     4,846,050
   Swedbank
     7.50%**                       09/29/49      2,200     1,975,380
   Yorkshire Power Finance
     6.15%                         02/25/03      5,100     4,888,605
                                                        ------------
                                                          11,710,035
                                                        ------------
TOTAL CORPORATE BONDS
  (Cost $197,365,608)                                    192,011,271
                                                        ------------
TAXABLE MUNICIPAL BONDS -- 2.6%
   New Jersey Economic Development
     Authority State Pension Funding
     Zero Coupon Revenue Bond,
     Series 97-B
     6.94%***                      02/15/05      2,900     1,979,250
   New York State Power Authority and
     General Purpose Revenue Bond,
     Series 98-B
     6.11%**                       02/15/11      5,600     5,530,000
   Philadelphia Authority Industrial
     Development Tax Claim Collection
     Revenue Bond, Series 97-A
     6.49%                         06/15/04      6,860     6,653,916
                                                        ------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $14,471,744)                                      14,163,166
                                                        ------------
                                               Shares
                                               -------
SHORT TERM INVESTMENTS -- 0.0%
   Galileo Money Market Fund
  (Cost $119,644)                              119,644       119,644
                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $662,880,859*)                          119.1%   651,300,080
                                                        ------------


                                                 Par
                                   Maturity     (000)      Value
                                   --------    -------  ------------
REVERSE REPURCHASE AGREEMENTS -- (19.0%)
  Aubrey Lanston
    (Agreement dated 09/28/99 to be
    repurchased at $5,174,827.
    Collateralized by $4,900,000 U.S.
    Treasury Notes 6.50% due 10/15/06.
    The value of the collateral is
    $5,160,512.)
    5.30%                          10/05/99    $ 5,170  $ (5,171,783)
  Aubrey Lanston
    (Agreement dated 09/30/99 to be
    repurchased at $6,945,333.
    Collateralized by $6,600,000 U.S.
    Treasury Notes 6.50% due 10/15/06.
    The value of the collateral is
    $6,971,217.)
    5.25%                          10/07/99      6,938    (6,939,262)
  Lehman Brothers (Agreement dated
    09/27/99 to be repurchased at
    $5,368,850. Collateralized by
    $5,350,000 U.S. Treasury Notes
    5.50% due 7/31/01. The value of
    the collateral is $5,388,093.)
    5.25%                          10/04/99      5,363    (5,366,504)
  Lehman Brothers (Agreement dated
    09/27/99 to be repurchased at
    $10,162,181. Collateralized by
    $9,600,000 U.S. Treasury Notes
    6.50% due 10/15/06. The value
    of the collateral is
    $10,110,391.)
    5.25%                          10/12/99     10,140   (10,145,915)
  Lehman Brothers (Agreement dated
    09/29/99 to be repurchased at
    $45,144,381. Collateralized by
    $21,380,000 U.S. Treasury Bonds
    8.75% due 11/15/08 and
    $18,140,000 U.S. Treasury Notes
    6.50-12.75% due 10/15/06 to
    11/15/10. The value of the
    collateral is $45,188,364.)
    5.29%                          10/13/99     45,052   (45,064,940)
  Lehman Brothers (Agreement dated
    09/17/99 to be repurchased at
    $5,452,529. Collateralized by
    $5,908,973 Federal National
    Mortgage Association 5.50% due
    06/01/14. The value of the
    collateral is $5,590,750.)
    5.38%                          10/19/99      5,429    (5,437,925)
  Morgan Stanley
    (Agreement dated 08/23/99 to be
     repurchased at $6,510,052.
    Collateralized by $6,803,258
    Federal National Mortgage
    Association 6.20-6.33%
    due 10/25/00 to 02/26/01.
    The value of the collateral
    is $6,763,163.)
    5.49%                          10/21/99      6,452    (6,490,373)

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONCLUDED)

                                                 Par
AS OF SEPTEMBER 30, 1999           Maturity     (000)      Value
                                   --------    -------  ------------
REVERSE REPURCHASE AGREEMENTS (CONTINUED)
  Morgan Stanley (Agreement dated
    09/29/99 to be repurchased at
    $6,886,718. Collateralized by
    $6,946,344 Government National
    Mortgage Association 7.25-8.25%
    due 04/15/06 to 11/15/08. The
    value of the collateral is
    $7,318,394.)
    5.38%                          10/28/99    $ 6,857  $ (6,859,049)
  Salomon Brothers
    (Agreement dated 07/7/99 to
    be repurchased at $1,129,411.
    Collateralized by $1,177,156
    Federal National Mortgage
    Association 6.00% due 02/01/04.
    The value of the collateral
    is $1,153,980.)
    5.17%                          10/05/99      1,115    (1,128,771)
  Salomon Brothers
    (Agreement dated 09/15/99 to be
    repurchased at $9,090,080.
    Collateralized by $3,866,990
    Federal Home Loan Mortgage
    Corp. 8.00% due 07/01/08 to
    09/01/18 and $5,680,642 Federal
    National Mortgage Association
    6.00-7.50% due 01/01/04 to
    05/01/09. The value of the
    collateral is $10,257,230.)
    5.36%                          10/14/99      9,051    (9,072,561)
  Salomon Brothers
    (Agreement dated 07/21/99 to be
    repurchased at $2,428,401.
    Collateralized by $610,294 Federal
    Home Loan Mortgage Corp. 7.00%
    due 01/25/21 and $2,299,464
    Federal National Mortgage
    Association 8.00% due 03/01/08.
    The value of the collateral is
    $2,941,115.)
    5.24%                          10/19/99      2,397    (2,422,121)
                                                        ------------
TOTAL REVERSE REPURCHASE
  AGREEMENTS
  (Cost $103,963,825)                                   (104,099,204)

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                   (0.1%)     (537,965)
                                               -------  ------------
  NET ASSETS (Applicable to
    4,647,402 BlackRock shares,
    52,309,786 Institutional
    shares, 2,668,946 Service
    shares, 262,157 Investor A
    shares, 110,931 Investor B
    shares and 46,134 Investor C
    shares outstanding)                         100.0%  $546,662,911
                                               =======  ============



                                                           Value
                                                        ------------
NET ASSET VALUE AND REDEMPTION
  PRICE PER BLACKROCK,
  INSTITUTIONAL, SERVICE AND
  INVESTOR A SHARE
  ($545,232,962 (DIVIDE) 59,888,291)                           $9.10
                                                               =====
OFFERING PRICE PER BLACKROCK,
  INSTITUTIONAL AND SERVICE
  SHARE                                                        $9.10
                                                               =====
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($9.10 (DIVIDE) 0.960)                                       $9.48
                                                               =====
NET ASSET VALUE, OFFERING
  PRICE AND REDEMPTION PRICE
  (SUBJECT TO A CONTINGENT
  DEFERRED SALES CHARGE OF
  4.5%) PER INVESTOR B SHARE
  ($1,009,934 (DIVIDE) 110,931)                                $9.10
                                                               =====
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
  ($420,015 (DIVIDE) 46,134)                                   $9.10
                                                               =====


-------------------------
* Cost for Federal income tax purposes is $664,080,781. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                       $    666,938
    Gross unrealized depreciation                        (13,447,639)
                                                        ------------
                                                        $(12,780,701)
                                                        ============

**  Rates shown are the rates as of September 30, 1999.

***Rates shown are the effective yields as of September 30, 1999.

(DAGGER)Partial principal in the amount of $98,754,060 has been pledged as collateral for reverse repurchase agreements.

(DOUBLE DAGGER) Principal amount of securities pledged as collateral of $600,000 on 29 long U.S. Treasury Notes futures contracts, 315 short U.S. Treasury Notes futures contracts and 29 short U.S. Treasury Bonds futures contracts expiring December 1999. The value of such contracts on September 30, 1999 was $40,665,469, thereby resulting in an unrealized gain of $23,389.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                               CORE BOND PORTFOLIO

                                               Par
AS OF SEPTEMBER 30, 1999           Maturity   (000)         Value
                                   -------- ----------  --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 24.0%
   Overseas Private Investment Co.
     5.46%**                       02/15/06   $    303  $      276,776
     5.79%**                       02/15/06        273         254,794
     6.27%**                    12/06-05/12      2,666       2,540,892
     5.92%**                       12/16/06      2,041       1,961,939
     6.38%**                       12/16/06      1,887       1,833,761
     6.46%**                       12/16/06        203         198,373
     6.53%**                       12/16/06        492         480,602
     6.66%**                       12/16/06        750         750,938
     6.87%                         12/16/06        970         941,649
     5.88%**                       05/29/12        360         340,573
     6.81%**                       05/29/12        386         386,341
     6.84%**                       05/29/12        498         491,396
     6.91%**                       05/29/12      1,020         982,526
   Small Business Administration
     Participation Certificates,
     Series 92-20H, Class 1
     7.40%                         08/01/12        191         192,401
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                         10/01/16      1,224       1,220,540
   Small Business Administration
     Participation Certificates,
     Series 97-20B, Class 1
     7.10%                         02/01/17      2,318       2,299,651
   Small Business Investment Cos.
     Pass-Through, Series 97-P10C, Class 1
     6.85%                         08/01/07      5,303       5,244,441
   Small Business Investment Cos.
     Pass-Through, Series 97-P10D, Class 1
     6.51%                         11/10/07      1,400       1,354,879
   Small Business Investment Cos.
     Pass-Through, Series 98-10A, Class 1
     6.12%                         02/01/08        875         829,372
   Student Loan Marketing Association,
     Series 97-3, Class A2
     5.50%**                       10/25/10      3,500       3,410,312
   U.S. Treasury Bonds
     5.50%                         03/31/03      4,245       4,206,517
     8.75%                         11/15/08     30,615      33,506,082
     12.75%                        11/15/10     13,400      17,812,940
     14.00%                        11/15/11        750       1,080,435
     7.50%                         11/15/16     19,175      21,241,689
     8.50%                         02/15/20     10,110      12,427,093
     5.25%                         02/15/29      4,745       4,150,077
   U.S. Treasury Bonds (CPI)
     3.63%(DAGGER)                 04/15/28     21,010      20,028,161
   U.S. Treasury Notes
     5.50%                         08/31/01      6,950       6,934,684
     5.63%                         12/31/02     11,945     11,903,637
     6.00%                      08/04-08/09     27,547      27,776,884
     6.50%                         10/15/06     52,525      53,741,101
   U.S. Treasury Notes (CPI)
     3.63%                         01/15/08      7,400       7,389,128
     3.88%                         04/15/29      8,150       7,987,218
   U.S. Treasury Strip Principals
     6.38%                         02/15/11      3,865       1,881,807
                                                        --------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $261,822,666)                                      258,059,609
                                                        --------------


                                                Par
                                   Maturity    (000)        Value
                                   -------- ----------  --------------
MORTGAGE PASS-THROUGHS -- 31.8%
   Federal Home Loan Mortgage
     Corp. Gold
     7.50%                      09/05-06/27  $   2,794  $    2,823,625
     6.00%(DAGGER)              02/12-07/14     19,218      18,509,611
     5.50%(DAGGER)              12/13-01/14     25,707      24,229,222
     8.00%                         11/01/15         77          78,784
     7.00%                         03/01/25        543         534,471
     6.50%                      11/28-07/29     57,268      54,976,947
   Federal National Mortgage Association
     6.10%                         02/04/09      8,400       7,864,668
     6.36%                         04/09/09      3,700       3,510,930
     6.50%(DAGGER)              04/09-07/29     33,907      33,049,780
     8.00%                      10/09-05/22        102         103,714
     5.50%(DAGGER)              06/11-05/24     79,680      75,023,948
     7.00%**                    09/11-10/25     13,273      13,189,381
     6.00%                      03/13-05/29     40,655      38,514,901
     7.50%                      06/29-09/29     20,998      21,070,091
   Government National Mortgage
     Association
     8.50%                      01/10-04/17        185         192,665
     7.00%                      12/22-09/28      6,624       6,504,248
     6.50%                      12/23-08/24     11,978      11,458,154
     9.00%                         10/15/24        469         467,879
     7.50%                      05/27-09/29     16,188      16,238,951
     9.17%                         03/15/37      3,032       3,260,665
     7.70%                         11/15/38        927         934,097
   MLCC Mortgage Investors, Inc.,
     Series 95-C3, Class A1
     6.75%**                       12/26/25      1,025       1,019,442
   MLCC Mortgage Investors, Inc.,
     Series 96-C1, Class A3
     7.42%                         04/25/28      3,000       3,012,016
   Morgan Stanley Capital, Series
     99-FNV1, Class A2
     6.53%                         03/15/31      5,940       5,676,354
                                                        --------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $349,817,080)                                      342,244,544
                                                        --------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 2.9%
   Amresco Securitized Net Interest
     Margin Trust, Series 96-1, Class A
     8.10%                         04/26/26        627         595,864
   Chase Commercial Mortgage Securities
     Corp., Series 97-1, Class X (IO)
     8.51%***                      04/19/15     42,570       2,908,143
   Credit Suisse First Boston Mortgage
     Corp., Series 97-C1, Class AX (IO)
     8.60%***                      04/20/22     61,842       5,321,274
   Federal Home Loan Mortgage
     Corp., Series 65, Class A (PO)
     4.09%***                      03/15/24        955         428,278
   Federal National Mortgage Association
     Strip Notes, Series 279, Class 1 (PO)
     6.99%***                      07/01/26        242         193,817
   Federal National Mortgage Association,
     Series 96-3, Class C (PO)
     5.00%***                      02/25/24        996         567,464
   Federal National Mortgage Association,
     Series 96-54, Class A (PO)
     7.57%***                      04/25/21        953         827,696
   Federal National Mortgage Association,
     Series 97-44, Class L (PO)
     4.35%***                      02/25/24        990         534,600

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         CORE BOND PORTFOLIO (CONTINUED)

                                               Par
AS OF SEPTEMBER 30, 1999           Maturity   (000)          Value
                                   -------- ----------  --------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS (CONTINUED)
   Federal National Mortgage Association,
     Series 99-17, Class HJ (PO)
     4.00%***                      12/25/23   $    695  $      297,547
   Federal National Mortgage Association,
     Series 99-17, Class JH (PO)
     5.00%***                      04/25/24        865         393,034
   Federal National Mortgage Association,
     Series 99-51, Class L (PO)
     5.60%***                      10/25/29        700         357,000
   First Union-Lehman Brothers
     Commercial Mortgage 1,
     Series 97-C1, Class A3
     7.38%                         04/18/29      4,700       4,752,880
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 97-C1, Class X (IO)
     7.84%***                      07/15/27     45,812       3,551,867
   J.P. Morgan Commercial Mortgage
     Finance Corp., Series 97-C5, Class A2
     7.07%                         09/15/29      5,100       5,101,545
   Residential Accredit Loans, Inc.,
     Series 97-QS7, Class A1
     7.50%                         07/25/27        954         952,828
   Salomon Brothers Mortgage Securities VI,
     Series 87-1 (IO)
     6.00%***                      02/17/17      1,779         465,774
   Salomon Brothers Mortgage Securities VI,
     Series 87-1 (PO)
     6.00%***                      02/17/17      1,816       1,423,615
   Salomon Brothers Mortgage Securities VI,
     Series 87-2 (IO)
     6.00%***                      03/06/17      1,110         302,033
   Salomon Brothers Mortgage Securities VI,
     Series 87-2 (PO)
     6.00%***                      03/06/17      1,104         863,880
   Salomon Brothers Mortgage Securities,
     Series 87-3, Class A (PO)
     5.00%***                      10/23/17        495         405,876
   Salomon Brothers Mortgage Securities,
     Series 87-3, Class B (IO)
     5.00%***                      10/23/17        383          94,811
   Structured Asset Securities Corp.,
     Series 96-CFL, Class X1 (IO)
     5.05%***                      02/25/28     19,700       1,022,020
                                                        --------------
  TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $33,553,460)                                        31,361,846
                                                        --------------
COMMERCIAL MORTGAGE
  BACKED SECURITIES -- 3.4%
   Capco America Securitization Corp.,
     Series 98-D7, Class A1B
     6.26%                         09/15/08      2,700       2,524,469
   COMM, Series 99-1, Class A2
     6.46%                         09/15/08      2,285       2,175,963
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 97-C2,
     Class AX (IO)
     8.32%***                      11/17/22     19,442       1,232,036
   Donaldson, Lufkin and Jenrette, Inc.
     Mortgage Acceptance Corp.,
     Series 97-CF1, Class A
     7.60%                         04/15/07      2,000       2,029,686


                                                Par
                                   Maturity    (000)        Value
                                   -------- ----------  --------------
COMMERCIAL MORTGAGE
   BACKED SECURITIES (CONTINUED)
   Empire Funding Home Loan Owner
     Trust, Series 98-2, Class A4
     6.53%                         03/25/19  $   7,000  $    6,868,750
   First Boston Mortgage Securities Corp.,
     Series 93-M1, Class A
     6.75%                         09/25/06        114         112,289
   General Electric Capital Mortgage
     Services, Series 97-HE1, Class A4
     7.78%                         03/25/27      1,666       1,676,396
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 99-C2, Class A2
     6.95%                         09/15/33      1,605       1,581,113
   Goldman Sachs Mortgage Securities
     Corp. II, Series 96-PL, Class A2
     7.41%                         02/15/27      2,891       2,906,661
   J.P. Morgan Commercial Mortgage
     Finance Corp., Series 96-C3, Class A1
     7.33%                         04/25/28      1,437       1,446,208
   Lehman Brothers Commercial Conduit
     Mortgage Trust, Series 98-C4,
     Class X (IO)
     1.00%***                      09/15/23     17,860         648,516
   Mid-State Trust, Series 1, Class A1
     7.34%                         07/01/35      2,372       2,306,783
   Mid-State Trust, Series 6, Class A4
     7.79%                         07/01/35        909         824,966
   Midland Royalty Acceptance Corp.,
     Series 96-C2, Class A2
     7.23%                         01/25/29      4,050       4,023,413
   PNC Mortgage Securities Corp.,
     Series 97-6, Class A1
     6.49%                         10/25/26      5,897       5,893,050
                                                        --------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $36,851,897)                                        36,250,299
                                                        --------------
PROJECT LOANS -- 1.5%
   Avon on the Green, Construction
     Loan Collateral
     7.75%                         05/01/39        729         736,646
   Desert Mirage Apartments, Construction
     Loan Collateral
     7.25%                         11/25/37        915         901,067
   Desert Mirage Apartments, Construction
     Loan Committment
     7.25%                         06/01/01         85          83,988
   Evergreen Tower II, Construction
     Loan Collateral
     7.38%                         09/01/39        916         901,121
   Evergreen Tower II, Construction
     Loan Committment
     7.38%                         03/01/00         59          58,179
   Federal Housing Authority, Greens
     at Viera East Apartments
     7.88%                         12/01/38        928         940,574
   Federal Housing Authority, East Point
     Chelsea
     10.23%                        05/01/33         98         105,215
   Federal Housing Authority, Merrill Lynch,
     Series 97-23
     7.43%                         12/01/21      3,150       3,171,952

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         CORE BOND PORTFOLIO (CONTINUED)

                                               Par
AS OF SEPTEMBER 30, 1999           Maturity   (000)          Value
                                   -------- ----------  --------------
PROJECT LOANS (CONTINUED)
   Federal Housing Authority, University
     Park Apartments
     7.88%                         10/01/37  $   7,654  $    7,691,416
   Greens at Viera East Apartments,
     Construction Loan Collateral
     7.88%                         12/01/38          0             281
   Pheasant Run Manor, Construction
     Loan Collateral
     6.88%                         08/01/41        464         439,049
   Pheasant Run Manor, Construction
     Loan Committment
     6.88%                         08/01/01        799         755,650
   Federal Housing Authority,
     Sakonnet Bay Manor
     7.63%                         10/01/38        837         840,975
                                                        --------------
  TOTAL PROJECT LOANS
  (Cost $16,899,442)                                        16,626,113
                                                        --------------
ASSET BACKED SECURITIES -- 10.4%
   Arcadia Automobile Receivables Trust,
     Series 98-B, Class A3
     5.95%                         11/15/02     17,500      17,511,900
   Associates Manufactured Housing
     Pass-Through, Series 96-1, Class B1
     8.00%                         03/15/27      2,815       2,685,686
   Boston Edison Co.,
     Series 99-1, Class A5
     7.03%                         03/15/12      2,300       2,281,152
   Chevy Chase Auto Receivables Trust,
     Series 97-2, Class A
     6.35%                         01/15/04      2,686       2,702,284
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                         03/20/04        961         967,354
   CIT Group Securitization Corp.,
     Series 95-2, Class B
     7.65%                         05/15/26        300         250,781
   FMAC Loan Receivables Trust,
     Series 97-B, Class A
     6.85%                         09/15/19      5,396       5,254,380
   Ford Credit Auto Owner Trust,
     Series 99-C, Class A4
     6.08%                         09/16/02      6,850       6,822,172
   Green Tree Financial Corp.,
     Series 93-3, Class B
     6.85%                         10/15/18      3,246       3,078,164
   Green Tree Financial Corp.,
     Series 94-B, Class A
     7.85%                         07/15/04        114         111,336
   Green Tree Financial Corp.,
     Series 95-A, Class A
     7.25%                         07/15/05      5,534       5,248,259
   Green Tree Financial Corp.,
     Series 96-2, Class B2
     7.90%                         04/15/27      3,650       2,852,315
   Green Tree Financial Corp.,
     Series 97-2, Class B
     7.56%                         06/15/28      5,000       4,678,390
   Green Tree Financial Corp.,
     Series 97-3, Class B2
     8.03%(DOUBLE DAGGER)          07/15/28      2,400       1,858,940
   Green Tree Home Improvement Loan
     Trust, Series 94-D, Class M
     9.05%                         01/15/15        638         645,302
   Health Care Receivables Securitization
     Program Notes, NPF VI,
     Series 98-1A, Class A
     6.22%                         06/01/02      6,800       6,703,833


                                               Par
                                   Maturity   (000)         Value
                                   -------- ----------  --------------
ASSET BACKED SECURITIES (CONTINUED)
   Honda Auto Lease Trust,
     Series 99-A, Class A4
     6.45%                         09/16/02  $   9,050  $    9,065,555
   MBNA Master Credit Card Trust,
     Series 99-B, Class A
     5.90%                         08/15/11      2,700       2,538,716
   MBNA Master Credit Card Trust,
     Series 99-J, Class A
     7.00%                         02/15/12      3,950       3,969,134
   Mellon Bank Home Equity Loan Trust,
     Series 96-1, Class B2
     5.69%**                       04/15/26      1,294       1,293,796
   Pegasus Aviation Lease Securitization,
     Series 99-1A, Class A1
     6.30%                         03/25/29      1,942       1,898,785
   Puget Power Conservation Grantor Trust,
     Series 97-1, Class A
     6.23%                         07/11/02      2,384       2,375,194
   Sears Credit Account Master Trust,
     Series 95-5, Class A
     6.05%                         01/15/08     10,600      10,443,339
   Sears Credit Account Master Trust,
     Series 97-1, Class A
     6.20%                         07/16/07     10,500      10,431,908
   Sears Credit Account Master Trust,
     Series 98-1, Class A
     5.80%                         08/15/05      5,400       5,311,428
   The Money Store Home Equity Trust,
     Series 95-A, Class A8
     8.13%                         06/15/15        904         916,083
   World Omni Automobile Lease
     Securitization Trust,
     Series 96-B, Class A3
     6.25%                         11/15/02        533         533,991
                                                        --------------
  TOTAL ASSET BACKED SECURITIES
  (Cost $115,240,782                                      112,430,177
                                                        --------------
CORPORATE BONDS -- 21.1%
AEROSPACE -- 0.3%
   United Technology Corp.
     6.50%                         06/01/09      3,735       3,606,629
                                                        --------------
AIR TRANSPORTATION -- 0.1%
   Continental Airlines
     7.06%                         09/15/09        965         929,197
                                                        --------------
AUTOMOTIVE -- 0.7%
   DaimlerChrysler Holdings N.A.
     7.20%                         09/01/09      7,650       7,688,250
                                                        --------------
FINANCE -- 7.1%
   AT&T Capital Corp.
     6.25%                         05/15/01      4,000       3,965,000
   Chase Manhattan Corp.
     5.75%                         04/15/04      1,580       1,513,617
   CIT Group, Inc.
     7.13%                         10/15/04      2,160       2,159,578
   Dresdner Funding Trust 1
     8.15%                         06/30/31      3,275       3,070,313
   FMR Corp.
     7.57%                         06/15/29      5,185       5,068,338
   Ford Motor Credit Co.
     6.70%                         07/16/04      3,885       3,865,575
    5.80%                          01/12/09      6,905       6,292,181
   Goldman Sachs Escrow Corp.,
     Series 144A
     7.00%                         08/01/03        860         834,002


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         CORE BOND PORTFOLIO (CONTINUED)

                                               Par
AS OF SEPTEMBER 30, 1999           Maturity   (000)          Value
                                   -------- ----------  --------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   J.P. Morgan & Co., Inc.
     5.54%**                       02/15/12   $    100  $       87,690
   Lehman Brothers Holdings, Inc.
     6.75%                         09/24/01      5,200       5,179,720
     6.20%                         01/15/02      6,000       5,894,400
     6.63%                         04/01/04      2,250       2,187,090
   Merrill Lynch & Co., Inc.
     5.75%                         11/04/02      2,445       2,379,254
     6.00%                         02/17/09      2,175       2,001,000
   MidAmerican Funding LLC
     5.85%                         03/01/01      4,845       4,800,281
   National City Corp.
     6.88%                         05/15/19      5,000       4,576,248
   Newcourt Credit Group
     6.88%                         02/16/05        465         454,644
   Pemex Finance Ltd.
     9.14%                         08/15/04      2,520       2,524,158
   Simon Property Group LP, Inc.
     6.63%                         06/15/03      4,200       4,041,618
   TXU Eastern Funding Co.
     6.15%                         05/15/02        310         302,925
   Wachovia Corp
     5.63%                         12/15/08      4,910       4,413,157
   Yorkshire Power Finance
     6.50%                         02/25/08      5,435       4,945,850
   Zurich Capital Trust International
     8.38%                         06/01/37      5,925       5,821,313
                                                        --------------
                                                            76,377,952
                                                        --------------
INDUSTRIAL -- 5.5%
   Atlantic Richfield
     9.13%                         03/01/11      4,960       5,784,600
     7.00%                         04/15/38      2,255       2,241,630
   Coca-Cola Enterprises, Inc.
     5.71%                         03/18/37      7,485       7,487,320
   Conoco, Inc.
     6.95%                         04/15/29      2,145       1,994,850
   Corning, Inc.
     6.30%                         03/01/09      3,000       2,822,730
   Cox Enterprises, Inc.
     6.63%                         06/14/02      2,380       2,358,128
   Enron Corp.
     6.45%                         11/15/01      3,000       2,970,350
   Ford Motor Co.
     7.45%                         07/16/31      8,670       8,555,347
   Hyder PLC
     7.38%                         12/15/28      2,585       2,277,705
   Jones Apparel Group, Inc.
     6.25%                         10/01/01      7,050       6,917,813
   Nabisco, Inc.
     6.00%                         02/15/01      2,445       2,418,749
     7.55%                         06/15/15      1,660       1,581,897
   Tyco Intl. Group SA
     6.25%                         06/15/03      6,340       6,154,327
   Williams Cos., Inc.
     6.13%                         02/01/01      2,290       2,281,413
   Williams Holdings of Delaware
     6.13%                         12/01/03      3,450       3,289,579
                                                        --------------
                                                            59,136,438
                                                        --------------
INSURANCE -- 0.8%
   Equitable Cos., Inc.
     9.00%                         12/15/04      3,480     3,788,850
     7.00%                         04/01/28      1,565     1,425,527


                                               Par
                                   Maturity   (000)         Value
                                   -------- ----------  --------------
CORPORATE BONDS (CONTINUED)
INSURANCE (CONTINUED)
   Florida Windstorm Underwriting
     Association
     7.13%                         02/25/19  $   3,410  $    3,187,122
                                                        --------------
                                                             8,401,499
                                                        --------------
TELECOMMUNICATIONS -- 3.3%
   AT&T Corp.
     6.00%                         03/15/09      3,400       3,162,000
     6.50%                          03/15/29      4,995       4,403,692
   Chesapeake & Potomac
     Telephone of Maryland
     8.30%                         08/01/31      3,375       3,622,569
   CSX Corp.
     5.85%                         12/01/03      1,460       1,393,716
   MCI Worldcom, Inc.
     7.75%                         04/01/27      3,696       3,866,940
     7.13%                         06/15/27      1,635       1,653,394
   SBC Communications, Inc.
     7.38%                         06/15/25      4,275       4,061,250
   Sprint Capital Corp.
     5.70%                         11/15/03      2,800       2,677,500
     6.13%                         11/15/08      2,000       1,860,000
     6.38%                         05/01/09      5,900       5,561,616
   U.S. West Capital Funding, Inc.
     6.88%                      08/01-07/28      3,890       3,784,313
                                                        --------------
                                                            36,046,990
                                                        --------------
TRANSPORTATION -- 0.4%
   Federal Express Corp.
     7.11%                         01/02/14      3,228       3,013,906
     6.72%                         01/15/22      1,820       1,718,242
                                                        --------------
                                                             4,732,148
                                                        --------------
UTILITY -- 1.4%
   Avon Energy Partners Holdings
     7.05%                         12/11/07      2,215       2,103,586
     6.46%                         03/04/08      5,000       4,550,650
   Illinois Power Co.
     7.50%                         06/15/09      1,165       1,165,383
   Niagara Mohawk Power Corp.
     7.75%                         10/01/08      2,765       2,820,300
   Reliant Energy, Inc.
     6.50%                         02/01/08      4,910       4,627,675
                                                        --------------
                                                            15,267,594
                                                        --------------
WASTE MANAGEMENT -- 0.5%
   USA Waste Management, Inc.
     6.13%                         07/15/01      5,350       5,142,688
                                                        --------------
YANKEE -- 1.0%
   Den Norske Stats Oljesel
     7.38%                         05/01/16        950         918,763
   Deutsche Bank Capital Funding
     Trust Investment
     7.87%**                       12/29/49      2,240       2,135,011
   Empresa Electrica Pehuenche
     7.30%                         05/01/03      4,985       4,808,307
   Swedbank
     7.50%**                       09/29/49      2,800       2,514,120
                                                        --------------
                                                            10,376,201
                                                        --------------
TOTAL CORPORATE BONDS
  (Cost $236,052,118)                                      227,705,586
                                                        --------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         CORE BOND PORTFOLIO (CONCLUDED)

                                            Par/Shares
AS OF SEPTEMBER 30, 1999           Maturity   (000)          Value
                                   -------- ----------  --------------
TAXABLE MUNICIPAL BONDS -- 1.4%
   New Jersey Economic Development
     Authority State Pension Funding
     Zero Coupon Revenue Bond, Series 97-B
     6.80%***                      02/15/05    $   200  $      136,500
     7.56%***                      02/15/16     10,100       3,004,750
     7.59%***                      02/15/17      3,575         983,125
     7.21%***                      02/15/18      5,500       1,402,500
     7.62%***                      02/15/20      6,265       1,378,300
     7.63%***                   02/21-02/23      7,810       1,494,581
   New York State Power Authority
     and General Purpose Revenue
     Bond, Series 98D
     6.26%                         02/15/03      7,100       7,002,375
                                                        -------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $15,602,843)                                        15,402,131
                                                        --------------
SHORT TERM INVESTMENTS -- 3.1%
   Federal Home Loan Bank Discount
     Notes
     5.17%                         10/01/99      9,700       9,700,000
   Federal Home Loan Mortgage
     Corp. Discount Notes
     5.20%                         10/01/99     16,250      16,250,000
   Galileo Money Market Fund                 7,080,314       7,080,314
                                                        --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $33,030,314)                                        33,030,314
                                                        --------------

PREFERRED STOCK -- 0.4%
   Centaur Funding Corp., Cumulative
     144A
     9.08%                                       4,150       4,290,482
                                                        --------------
(Cost $4,150,000)

TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $1,103,020,602*)                                $1,077,401,101
                                                        ==============

----------------------
* Cost for Federal income tax purposes is $1,103,416,734. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                        $ 2,014,633
    Gross unrealized depreciation                        (28,030,266)
                                                        ------------
                                                        $(26,015,633)
                                                        ============

**  Rates shown are the rates as of September 30, 1999.

*** Rates shown are the effective yields as of September 30, 1999.

(DAGGER)Partial principal in the amount of $97,450,655 has been pledged as collateral for reverse repurchase agreements.

(DOUBLE DAGGER)Principal amount of securities pledged as collateral of $2,400,000 on 173 long U.S. Treasury Notes futures contracts and 202 short U.S. Treasury Bonds futures contracts expiring December 1999. The value of such contracts on September 30, 1999 was $42,067,000, thereby resulting in an unrealized gain of $193,040.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                               CORE BOND PORTFOLIO

SEPTEMBER 30, 1999

ASSETS
   Investments at value (Cost $1,103,020,602) ................   $1,077,401,101
   Collateral received for securities loaned .................       37,971,708
   Interest receivable .......................................       12,545,208
   Principal receivable ......................................          114,977
   Investments sold receivable ...............................        8,665,241
   Capital shares sold receivable ............................        1,390,994
   Prepaid expenses ..........................................           29,667
                                                                 --------------
          TOTAL ASSETS .......................................    1,138,118,896
                                                                 --------------
LIABILITIES
   Payable upon return of securities loaned ..................       37,971,708
   Investments purchased payable .............................       33,584,229
   Reverse repurchase agreements payable .....................       90,270,868
   Capital shares redeemed payable ...........................        3,521,558
   Distributions payable .....................................        5,080,433
   Advisory fees payable .....................................          256,169
   Administrative fees payable ...............................           71,716
   Transfer agent fees payable ...............................           64,611
   Other accrued expenses payable ............................          190,102
   Futures margin payable ....................................          108,644
                                                                 ---------------
          TOTAL LIABILITIES ..................................      171,120,038
                                                                 ---------------
NET ASSETS (Applicable to 17,266,409 BlackRock shares,
   76,524,752 Institutional shares, 7,062,261 Service
   shares, 727,748 Investor A shares, 1,544,744
   Investor B shares and 726,233 Investor C shares
   outstanding) ..............................................   $  966,998,858
                                                                 ==============
NET ASSET VALUE AND REDEMPTION PRICE PER
   BLACKROCK, INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE ($945,853,555 (DIVIDE) 101,581,170) ......            $9.31
                                                                          =====
OFFERING PRICE PER BLACKROCK, INSTITUTIONAL AND
   SERVICE SHARE .............................................            $9.31
                                                                          =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
  ($9.31 (DIVIDE) 0.960) .....................................            $9.70
                                                                          =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales
   charge of 4.5%) PER INVESTOR B SHARE
   ($14,383,286 (DIVIDE) 1,544,744) ..........................            $9.31
                                                                          =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales
   charge of 1.0%) PER INVESTOR C SHARE
   ($6,762,017 (DIVIDE) 726,233) .............................            $9.31
                                                                          =====

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                           GOVERNMENT INCOME PORTFOLIO

                                                Par
AS OF SEPTEMBER 30, 1999           Maturity    (000)          Value
                                   -------- ----------    ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 53.9%
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                         10/01/16     $  405    $    403,856
   Small Business Administration
     Participation Certificates,
     Series 98-20J, Class 1
     5.50%                         10/01/18        236         216,493
   U.S. Treasury Bonds
     7.50%                         11/15/16      1,200       1,329,336
     8.50%(DAGGER)                 02/15/20      2,775       3,410,997
   U.S. Treasury Notes
     5.00%                         02/28/01        400         397,080
     6.50%(DAGGER)              08/01-10/06      2,040       2,085,742
     6.25%                         02/28/02        650         658,358
     5.50%(DAGGER)                 05/31/03     15,290      15,139,201
                                                          ------------
TOTAL U.S. GOVERNMENT &
   AGENCY OBLIGATIONS
   (Cost $23,887,364)                                        23,641,063
                                                          ------------
MORTGAGE PASS-THROUGHS -- 83.5%
   Federal Home Loan Mortgage
     Corp.
     7.00%(DOUBLE DAGGER)       08/10-03/11      1,050       1,051,461
     6.00%                      10/11-07/14      4,749       4,574,322
     8.00%(DOUBLE DAGGER)       05/12-11/26      3,379       3,464,434
     5.50%                      10/13-05/14      2,409       2,270,262
     7.50%                         11/01/25         40          39,954
     6.92%                         07/01/27        410         410,140
     6.50%                         04/01/29      2,991       2,871,460
   Federal Home Loan Mortgage
     Corp. Gold
     6.50%                         06/01/29      2,486       2,386,429
   Federal Home Loan Mortgage
     Corp. (TBA)
     6.50%                         06/15/13      2,000       1,961,250
   Federal National Mortgage Association
     6.14%                         09/10/08        300         282,201
     7.00%                      08/09-12/11      1,405       1,404,468
     8.50%                         01/01/13        806         833,877
     6.50%                      01/13-07/29      1,302       1,263,199
     8.00%                      11/13-08/14        668         681,890
     5.50%                      12/13-01/14        900         847,128
     6.00%                      05/14-01/29      3,746       3,522,332
     7.50%                      06/24-04/26        763         765,692
   Government National Mortgage
     Association
     6.00%                      01/14-06/14        989         950,065
     6.50%                      11/23-06/29      4,333       4,145,825
     7.00%                      10/27-06/28      2,380       2,337,346
     7.50%                      04/27-11/27        612         614,707
                                                          ------------
  TOTAL MORTGAGE PASS-THROUGHS
  (Cost $37,335,024)                                        36,678,442
                                                          ------------
MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS -- 1.7%
   Federal National Mortgage Association,
     Series 96-54, Class A (PO)
     5.85%***                      04/25/21        228         197,772
   Residential Accredit Loans, Inc.,
     Series 98-D7, Class CB6
     6.75%                         05/25/28        215         212,844
   Salomon Brothers Mortgage
     Securities VI, Series 87-1 (IO)
     6.00%***                      02/17/17        306          80,033



                                               Par
                                   Maturity   (000)           Value
                                   -------- ----------    ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS (CONTINUED)
   Salomon Brothers Mortgage
     Securities VI, Series 87-1 (PO)
     6.00%***                      02/17/17      $ 306    $    239,620
                                                          ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $735,563)                                              730,269
                                                          ------------
COMMERCIAL MORTGAGE
  BACKED SECURITIES -- 2.5%
   Capco America Securitization Corp.,
     Series 98-D7, Class A1B
     6.26%                         09/15/08         70          65,449
   Commercial Mortgage Asset Trust,
     Series 99-C1, Class A1
     6.25%                         08/17/06        292         283,776
   Goldman Sachs Mortgage Securities
     Corp., Series 98-1, Class A
     8.00%                         09/20/27        198         202,174
   Goldman Sachs Mortgage Securities
     Corp., Series 98-2, Class A
     7.75%                         05/19/27        206         208,873
   Morgan Stanley Capital International, Inc.,
     Series 98-CF1, Class A1
     6.33%                         10/15/07        116         112,190
   Union Planters Mortgage Finance
     Corp., Series 98-1, Class A1
     6.35%                         01/25/28        243         244,537
                                                          ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $1,137,227)                                          1,116,999
                                                          ------------
PROJECT LOANS -- 2.3%
   Federal Housing Authority, Excelsior II
     Apartments
     8.04%                         02/01/39        699         721,777
   Federal Housing Authority, INSD
     Project, Series 82
     7.43%                         09/01/22        282         283,995
                                                          ------------
TOTAL PROJECT LOANS
  (Cost $992,209)                                            1,005,772
                                                          ------------
ASSET BACKED SECURITIES -- 0.7%
   Chase Manhattan Grantor Trust,
     Series 96-B, Class A
     6.61%                         09/15/02         37          36,735
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     5.52%**                       07/15/25        290         287,824
                                                          ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $326,790)                                              324,559
                                                          ------------

                                              Shares
                                            ----------

SHORT TERM INVESTMENTS -- 0.1%
   Galileo Money Market Fund (Cost $31,624)     31,624          31,624
                                                          ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $64,445,801*)                            144.7%     63,528,728


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     GOVERNMENT INCOME PORTFOLIO (CONCLUDED)

                                                Par
AS OF SEPTEMBER 30, 1999           Maturity    (000)          Value
                                 ---------- ----------    ------------
REVERSE REPURCHASE
  AGREEMENTS -- (42.8%)
  Aubrey Lanston
    (Agreement dated 09/30/99 to be
    repurchased at $263,081.
    Collateralized by $250,000 U.S.
    Treasury Notes 6.50% due
    10/15/06. The value of the
    collateral is $264,099.)
    5.25%                          10/07/99     $  263    $   (262,851)
  Lehman Brothers
    (Agreement dated 09/29/99 to be
    repurchased at $14,587,631.
    Collateralized by $14,500,000
    U.S. Treasury Notes 5.50% due
    05/31/03. The value of the
    collateral is $14,625,185.)
    5.34%                          10/06/99     14,573     (14,576,823)
  Lehman Brothers
    (Agreement dated 09/27/99 to be
    repurchased at $529,280.
    Collateralized by $500,000 U.S.
    Treasury Notes 6.50% due
    10/15/06. The value of the
    collateral is $528,198.)
    5.25%                          10/12/99        528        (528,433)
  Lehman Brothers
    (Agreement dated 09/29/99 to be
    repurchased at $3,430,700.
    Collateralized by $2,775,000
    U.S. Treasury Bonds 8.50% due
    02/15/20. The value of the
    collateral is $3,441,122.)
    5.29%                          10/13/99      3,424      (3,424,662)
                                                          ------------
TOTAL REVERSE REPURCHASE AGREEMENTS
  (Cost $18,787,094)                                       (18,792,769)

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                   (1.9%)       (836,968)
                                            ----------    ------------

NET ASSETS (Applicable to 676,578
  Investor A shares, 3,502,628
  Investor B shares and 245,394
  Investor C shares outstanding)                100.0%    $ 43,898,991
                                            ==========    ============



                                                              Value
                                                          ------------
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
  ($6,712,667 (DIVIDE) 676,578)                                 $ 9.92
                                                                ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($9.92 (DIVIDE) 0.955)                                        $10.39
                                                                ======
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (SUBJECT TO A CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($34,751,627 (DIVIDE) 3,502,628)                              $ 9.92
                                                                ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE
  (SUBJECT TO A CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($2,434,697 (DIVIDE) 245,394)                                 $ 9.92
                                                                ======

-------------------------
* Cost for Federal income tax purposes is $64,780,030. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                            $ 110,308
    Gross unrealized depreciation                           (1,361,610)
                                                          ------------
                                                           $(1,251,302)
                                                          ============

** Rates shown are the rates as of September 30, 1999.

***Rates shown are the effective yields as of September 30, 1999.

(DAGGER)Partial principal in the amount of $18,025,000 has been pledged as collateral for reverse repurchase agreements.

(DOUBLE DAGGER)Principal amount of securities pledged as collateral of $672,284 on 61 short U.S. Treasury Notes futures contracts expiring December 1999. The value of such contracts on September 30, 1999 was $6,643,094, thereby resulting in an unrealized gain of $2,952.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                                 GNMA PORTFOLIO

                                               Par
AS OF SEPTEMBER 30, 1999           Maturity   (000)          Value
                                   -------- ----------   -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 14.9%
   U.S. Treasury Bonds
     8.50%(DAGGER)                 02/15/20    $ 1,600   $   1,966,701
   U.S. Treasury Notes
     6.00%                         08/15/00      4,020       4,041,341
     5.50%(DAGGER)              05/03-05/09     10,460      10,125,775
     4.75%                         02/15/04        500         480,000
                                                         -------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (Cost $16,619,008)                                        16,613,817
                                                         -------------
MORTGAGE PASS-THROUGHS -- 87.2%
   Federal Home Loan Mortgage Corp.
     6.00%                      04/11-06/29      9,208       8,721,264
     5.50%                      04/13-05/14      2,840       2,676,405
     7.50%                         05/01/27        582         585,045
     6.92%                         07/01/27      1,127       1,127,885
     6.50%                         06/01/29         92          88,561
   Federal National Mortgage Association
     7.00%                      05/11-09/11      2,700       2,697,785
     6.50%                      02/13-07/29      1,393       1,356,308
     6.00%                      06/13-01/14      1,760       1,692,859
     8.00%                      11/13-08/14      1,648       1,680,276
     5.50%                      12/13-03/14      3,142       2,958,611
   Government National Mortgage Association
     8.00%(DOUBLE DAGGER)/
          (DAGGER)              12/07-06/28      9,677       9,869,232
     8.50%                      01/17-09/21      2,621       2,726,977
     7.00%(DAGGER)              09/17-07/29     20,342      19,944,874
     9.00%                      05/18-07/21      1,725       1,810,669
     7.50%                      02/22-11/27     11,349      11,389,296
     6.50%                      07/23-03/29     29,211      27,945,119
                                                         -------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $98,276,428)                                        97,271,166
                                                         -------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 3.0%
   Chase Commercial Mortgage Securities
     Corp., Series 97-2, Class A1
     6.45%                         12/19/04      1,049       1,026,764
   Commercial Mortgage Asset Trust,
     Series 99-C1, Class A1
     6.25%                         08/17/06        682         662,145
   Morgan Stanley Capital International, Inc.,
     Series 97-HF1, Class A1
     6.86%                         07/15/29      1,098       1,096,979
   Residential Accredit Loans, Inc.,
     Series 98-D7, Class CB6
     6.75%                         05/25/28        574         567,585
                                                         -------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $3,418,164)                                          3,353,473
                                                         -------------
PROJECT LOANS -- 15.8%
   Federal Housing Authority,
     Castle Terrace
     8.00%                         10/01/38      1,499       1,533,488
   Federal Housing Authority,
     Excelsior II Apartments
     8.04%                         02/01/39        999       1,031,108
   Federal Housing Authority,
     Arrowhead Springs Apartments
     7.55%                         02/01/39      1,115       1,113,335


                                               Par
                                  Maturity    (000)         Value
                                 ---------- ----------   -------------
PROJECT LOANS (CONTINUED)
   Federal Housing Authority,
     Creekwood Apartments
     7.30%                         11/15/38    $ 1,993   $   1,976,158
   Greens at Viera East Apartments,
     Construction Loan Collateral
     7.88%                         12/01/38      1,340       1,358,607
   Prairie District Lofts, Construction
     Loan Collateral
     7.41%                         12/01/38      1,186       1,172,431
   Prairie District Lofts, Construction
     Loan Committment
     7.41%                         12/01/38        299         295,595
   Renaissance Place Apartments,
     Construction Loan Collateral
     7.38%                         02/01/39      1,878       1,856,735
   Federal Housing Authority,
     Triangle Point Apartments
     7.75%                         09/30/38      1,967       1,987,137
   Federal Housing Administration,
     Village at Stone Falls
     7.38%                         01/01/39      1,575       1,555,471
   Federal Housing Authority, INSD Project,
     Series 82
     7.43%                         09/01/22      1,483       1,490,972
   Federal Housing Authority, Timber Ridge
     Apartments, Project Loan
     7.50%                         12/15/38      2,199       2,207,149
                                                         -------------
TOTAL PROJECT LOANS
  (Cost $17,491,865)                                        17,578,186
                                                         -------------
ASSET BACKED SECURITIES -- 0.8%
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     5.52%**                       07/15/25        871         863,471
     (Cost $870,843)                                      -------------


CORPORATE BONDS -- 0.6%
FINANCE  -- 0.6%
   Federal National Mortgage Association,
     Series 98, Class B
     6.14%                         09/10/08       770          724,316
     (Cost $718,114)                                      -------------

                                              Shares
                                            ----------
SHORT TERM INVESTMENTS -- 0.1%
   Galileo Money Market Fund                    99,794          99,794
   (Cost $99,794)                                        -------------

TOTAL INVESTMENTS IN SECURITIES
  (Cost $137,494,216*)                           122.4%    136,504,223


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                           GNMA PORTFOLIO (CONCLUDED)

                                               Par
AS OF SEPTEMBER 30, 1999           Maturity   (000)          Value
                                   -------- ----------   -------------
REVERSE REPURCHASE AGREEMENTS -- (18.7%)
  Aubrey Lanston
    (Agreement dated 09/27/99 to be
    repurchased at $10,402,501.
    Collateralized by $10,450,000
    U.S. Treasury Notes 5.50% due
    05/15/09. The value of the
    collateral is $10,333,968.)
    2.35%                          10/04/99    $10,398   $(10,400,466)
  Lehman Brothers
    (Agreement dated 09/29/99 to be
    repurchased at $1,978,061.
    Collateralized by $1,600,000
    U.S. Treasury Bonds 8.50% due
    02/15/20. The value of the
    collateral is $1,984,071.)
    5.29%                          10/13/99      1,974     (1,974,580)
  Lehman Brothers
    (Agreement dated 09/24/99 to be
    repurchased at $8,542,319.
    Collateralized by $8,819,880
    Government National Mortgage
    Association 7.00-8.00% due
    03/20/24 to 08/20/25. The value
    of the collateral is
    $8,788,129.)
    5.37%                          10/25/99      8,503     (8,511,880)
                                                         -------------
TOTAL REVERSE REPURCHASE AGREEMENTS
  (Cost $20,874,750)                                      (20,886,926)

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                   (3.7%)    (4,102,457)
                                            ----------   -------------
NET ASSETS (Applicable to 11,448,311
  Institutional shares, 10,011
  Service shares, 114,492 Investor
  A shares, 23,707 Investor B shares
  and 2,459 Investor C shares outstanding)       100.0%  $ 111,514,840
                                            ==========   =============


                                                             Value
                                                         -------------
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($111,263,270 (DIVIDE) 11,572,814)                            $ 9.61
                                                                ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                             $ 9.61
                                                                ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($9.61 (DIVIDE) 0.960)                                        $10.01
                                                                ======
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE (SUBJECT TO A
  CONTINGENT DEFERRED SALES CHARGE
  OF 4.5%) PER INVESTOR B SHARE
  ($227,928 (DIVIDE) 23,707)                                    $ 9.61
                                                                ======
NET ASSET VALUE, OFFERING
  PRICE AND REDEMPTION PRICE
  (SUBJECT TO A CONTINGENT
  DEFERRED SALES CHARGE OF
  1.0%) PER INVESTOR C SHARE
  ($23,642 (DIVIDE) 2,459)                                      $ 9.61
                                                                ======


----------------------------
* Cost for Federal income tax purposes is $137,618,631. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation                      $     788,188
      Gross unrealized depreciation                         (1,902,596)
                                                         -------------
                                                         $  (1,114,408)
                                                         =============

**  Rates shown are the rates as of September 30, 1999.

(DAGGER)Partial principal in the amount of $20,869,880 has been pledged as collateral for reverse repurchase agreements.

(DOUBLE DAGGER)Principal amount of securities pledged as collateral of $2,206,426 on 257 short U.S. Treasury Notes futures contracts expiring December 1999. The value of such contracts on September 30, 1999 was $28,076,875, thereby resulting in an unrealized loss of $13,242.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                            MANAGED INCOME PORTFOLIO

                                                 Par
AS OF SEPTEMBER 30, 1999           Maturity     (000)        Value
                                   --------    -------   --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 17.4%
   Overseas Private Investment Co.
     6.84%                         02/15/05    $   702   $      692,422
     6.46%**                       12/06/06        170          165,310
     5.92%**                       12/16/06      1,701        1,634,950
     6.38%**                       12/16/06      1,572        1,528,134
     6.53%                         12/16/06        410          400,502
     6.66%                         12/16/06        900          901,125
     6.87%                         12/16/06        808          784,708
     6.27%                      12/06-05/29      3,251        3,097,672
     5.46%**                       05/29/12        427          390,003
     5.79%                         05/29/12        385          359,028
     5.88%**                       05/29/12        508          479,948
     6.81%                         05/29/12        544          544,390
     6.91%                         05/29/12      1,437        1,384,468
   Small Business Administration
     Participation Certificates,
     Series 96-20B, Class 1
     6.38%                         02/01/16      6,269        6,018,029
   Small Business Administration
     Participation Certificates,
     Series 96-20K, Class 1
     6.95%                         11/10/16      8,813        8,691,747
   Small Business Administration
     Participation Certificates,
     Series 97, Class A
     5.85%**                       08/15/22      3,197        3,184,867
   Small Business Administration
     Participation Certificates,
     Series 97-20B, Class 1
     7.10%                         02/01/17      6,313        6,263,810
   Small Business Administration
     Participation Certificates,
     Series 97-20F, Class 1
     7.20%                         06/01/17      2,070        2,062,944
   Small Business Administration
     Participation Certificates,
     Series 97-20G, Class 1
     6.85%                         07/01/17     12,224       11,993,921
   Student Loan Marketing Association,
     Series 97-3, Class A2
     5.50%**                       10/25/10      6,300        6,138,563
   U.S. Treasury Bonds
     8.75%                         11/15/08     23,380       25,587,855
     12.75%                        11/15/10      8,725       11,598,351
     7.50%                         11/15/16     21,820       24,171,768
     8.50%                         02/15/20     28,245       34,718,421
     5.25%                         02/15/29      8,320        7,276,847
   U.S. Treasury Bonds (CPI)
     3.63%(DAGGER)                 04/15/28     38,565       36,762,780
     3.88%                         04/15/29      9,000        8,820,240
   U.S. Treasury Notes
     5.63%                         12/31/02     23,705       23,622,914
     6.00%(DAGGER)              08/04-08/09     47,436       47,822,690
     6.50%                         10/15/06     21,560       22,059,174
   U.S. Treasury Notes (CPI)
     3.63%                         01/15/08     12,625       12,606,452
                                                         --------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $317,607,071)                                       311,764,033
                                                         --------------


                                                 Par
                                   Maturity     (000)         Value
                                   --------    -------   --------------
MORTGAGE PASS-THROUGHS -- 41.3%
   Federal Home Loan Mortgage
     Corp.
     9.00%                         07/01/01    $    30   $       31,336
     6.50%                      12/02-04/29     85,597       82,365,100
     6.28%**                       10/15/07      4,469        4,267,755
     6.45%                         04/29/09      9,750        9,307,732
     7.50%                      10/09-10/27     12,833       13,005,192
     6.00%                      11/12-07/14      2,445        2,353,912
     7.00%                         05/01/26        589          579,301
   Federal Home Loan Mortgag
     Corp. Gold
     6.00%                         05/01/14     18,888       18,191,794
     6.50%(DAGGER)              04/29-06/29     58,803       56,451,012
   Federal National Mortgage Association
     9.50%                         03/01/05         15           15,593
     7.00%                      06/06-05/26      6,658        6,581,421
     6.80%                         07/23/07     12,025       11,859,519
     6.04%                         02/25/09     26,800       25,012,405
     6.36%                         04/09/09      5,000        4,744,500
     6.50%                      02/11-08/29     91,042       87,564,875
     6.00%(DAGGER)              04/13-01/29     87,423       82,669,075
     5.50%(DAGGER)              12/13-05/14    268,784      253,077,210
   Government National Mortgage
     Association
     8.20%                         06/15/12        291          297,760
     8.00%                      05/13-05/27      4,589        4,706,588
     7.25%                         04/15/15      1,209        1,232,064
     9.50%                      09/16-10/17        212          227,483
     8.50%                      01/17-11/21        429          445,853
     9.00%                      03/18-11/20        765          802,655
     7.50%                      04/23-04/27        976          981,045
     6.50%                      01/24-12/27     33,213       31,770,624
     7.00%                      12/27-01/28     22,248       21,844,616
   Government National Mortgage
     Association II
     9.50%                      05/17-12/24        674          715,230
     7.50%                      01/29-09/29      2,000        2,007,558
   MLCC Mortgage Investors, Inc.,
     Series 95-C, Class D
     7.98%**                       05/25/15      3,506        3,419,292
   MLCC Mortgage Investors, Inc.,
     Series 96-C1, Class A2
     7.24%                         04/25/28      7,113        7,134,711
   MLCC Mortgage Investors, Inc.,
     Series 96-C1, Class A3
     7.42%                         04/25/28      5,500        5,522,029
                                                         --------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $761,723,561)                                       739,185,240
                                                         --------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.3%
   Federal Home Loan Mortgage
     Corp., Series 65, Class A (PO)
     4.09%***                      03/15/24      1,795          804,984
   Federal National Mortgage Association
     Series 96-3, Class C (PO)
     5.00%***                      02/25/24      1,681          958,057
   Federal National Mortgage Association
     Strip Notes, Series 279, Class 1 (PO)
     6.00%***                      07/01/26        512          409,729
   Federal National Mortgage Association,
     Series 97-44, Class L (PO)
     4.35%***                      02/25/24      1,874        1,011,804

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                 Par
AS OF SEPTEMBER 30, 1999           Maturity     (000)         Value
                                   --------    -------   --------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS (CONTINUED)
   Federal National Mortgage Association,
     Series 99-51, Class L (PO)
     5.00%***                      10/25/29    $ 1,000   $      510,000
   Federal National Mortgage Association,
     Series 99-17, Class HJ (PO)
     4.00%***                      12/25/23      1,290          552,281
   Federal National Mortgage Association,
     Series 99-17, Class JH (PO)
     5.00%***                      04/25/24      1,630          740,631
   Residential Accredit Loans, Inc.,
     Series 97-QS7, Class A1
     7.50%                         08/15/27      1,120        1,118,916
                                                         --------------
TOTAL MULTIPLE CLASS
  MORTGAGE PASS-THROUGHS
  (Cost $6,563,065)                                           6,106,402
                                                         --------------
COMMERCIAL MORTGAGE
  BACKED SECURITIES -- 4.7%
   Advanta Mortgage Loan Trust,
     Series 96-1, Class A7
     7.07%                         03/25/27      1,600        1,581,000
   Capco America Securitization Corp.,
     Series 98-D7, Class A1B
     6.26%                         09/15/08      3,340        3,122,861
   COMM, Series 99-1, Class A2
     6.46%                         09/15/08      7,833        7,459,384
   Commercial Capital Access One,
     Series 98-3, Class A1
     6.30%                         11/15/28      6,592        6,367,103
   Deutsche Mortgage and Asset Receiving
     Corp., Series 98-C1, Class A2
     6.54%                         02/15/08      3,000        2,845,034
   Empire Funding Home Loan Owner
     Trust, Series 98-2, Class A4
     6.53%                         03/25/19     15,000       14,718,750
   FFCA Secured Lending Corp.,
     Series 98-1, Class A1B
     6.73%                         07/18/13      8,246        7,696,683
   FPlus, Series 98-3, Class A8
     7.17%**                       05/10/24      7,300        6,795,844
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 99-C2, Class A2
     6.95%                         09/15/33      1,900        1,871,723
   JP Morgan Commercial Mortgage
     Finance Corp., Series 96-C3, Class A1
     7.33%                         04/25/28      1,797        1,807,760
   Lehman Brothers Commercial Conduit
     Mortgage Trust, Series 96-c2, Class A
     7.43%**                       10/25/26      9,267        9,404,263
   Midland Royalty Acceptance Corp.,
     Series 96-C, Class A
     7.23%                         01/25/29      6,200        6,159,299
   Morgan Stanley Capital International, Inc.,
     Series 99-RM1, Class A2
     6.71%                         12/15/31      4,933        4,727,689
   Union Planters Mortgage Finance Corp.,
     Series 98-1, Class A3
     6.60%                         01/25/28      9,094        8,972,727
   USGI, Series 87
     7.43%                         12/01/22        900          905,226
                                                         --------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $87,151,737)                                         84,435,346
                                                         --------------


                                                 Par
                                   Maturity     (000)        Value
                                   --------    -------   --------------
PROJECT LOANS -- 2.1%
   Federal Housing Authority, Audobon Villas
     7.94%                         11/15/37    $ 5,243   $    5,376,733
   Federal Housing Authority, Lakeland
     Nursing
     7.88%                         12/01/34     11,772       11,827,077
   Federal Housing Authority,
     Meadowbrook of Topeka
     8.50%                         08/01/22      1,651        1,699,044
   Federal Housing Authority, Riverwalk
     8.22%                         06/01/36      1,559        1,590,958
   Federal Housing Authority, University
     Park Project Loans Apartments
     7.88%                         10/01/37      4,495        4,517,181
   Federal Housing Authority, Washington
     PC94, Non-Public
     6.90%                         02/01/14        785          754,279
   Meadows II Apartments, Construction
     Loan Collateral
     7.00%                         12/01/39      1,949        1,874,798
   Meadows II Apartments, Construction
     Loan Committment
     7.00%                         12/01/00      1,914        1,840,285
   Ponds at Punaluu, Construction Loan
     Collateral
     7.63%                         04/01/37        284          284,380
   Quabbin Valley Healthcare,
     Construction Loan Collateral
     7.66%                         06/01/39        937          929,293
   Quabbin Valley Healthcare,
     Construction Loan Committment
     7.66%                         03/08/00         40           39,522
   Villages of Winterset, Construction
     Loan Collateral
     7.13%                         10/31/38        443          431,866
   Villages of Winterset, Construction
     Loan Committment
     7.13%                         06/01/01         57           55,366
   Whittier Rehab at Westborough
     Project Loan
     8.13%                         02/28/37      7,114        7,228,176
                                                         --------------
TOTAL PROJECT LOANS
  (COST $39,148,787)                                         38,448,958
                                                         --------------
ASSET BACKED SECURITIES -- 15.4%
   ACLC Business Loan Receivables
     Trust, Series 98-1, Class A1
     6.44%                         07/15/13     10,727       10,445,161
   Arcadia Automobile Receivables Trust,
     Series 97-B, Class A3
     6.30%                         07/16/01        477          477,644
   Arcadia Automobile Receivables Trust,
     Series 98-B, Class A3
     5.95%                         11/15/02     17,500       17,511,900
   Arcadia Automobile Receivables Trust,
     Series 98-C, Class A2
     5.38%**                       02/15/02      1,555        1,550,927
   Associates Manufactured Housing
     Pass-Through, Series 96-1, Class B1
     8.00%                         03/15/27      3,200        3,053,000
   Boston Edison Co.,
     Series 99-1, Class A5
     7.03%                         03/15/12      3,800        3,768,859
   Chase Credit Card Master Trust,
     Series 97-5, Class A
     6.19%                         08/15/05     25,830       25,641,699

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                 Par
AS OF SEPTEMBER 30, 1999           Maturity     (000)         Value
                                   --------    -------   --------------
ASSET BACKED SECURITIES (CONTINUED)
   CIT Group Securitization Corp.,
     Series 95-2, Class B
     7.65%                         05/15/26    $ 7,650   $    6,394,922
   Daimler-Benz Auto Grantor Trust,
     Series 97-A, Class A
     6.05%**/(DOUBLE DAGGER)       03/31/05      1,845        1,846,446
   Equicon Home Equity Loan Trust,
     Series 93-1, Class I (IO)
     7.00%***                      02/18/13      6,140           46,053
   Fifth Third Auto Grantor Trust,
     Series 96-B, Class A
     6.45%                         03/15/02        395          396,466
   FMAC Loan Receivables Trust,
     Series 97-B, Class A
     6.85%                         09/15/19      6,234        6,070,968
   FMAC Loan Receivables Trust,
     Series 97-C, Class A
     6.75%                         12/15/19      2,406        2,334,203
   Ford Credit Auto Owner Trust,
     Series 98-C, Class A5
     5.86%                         10/15/02      3,200        3,180,704
   Ford Credit Auto Owner Trust,
     Series 99-C, Class A4
     6.08%                         09/16/02     11,100       11,054,906
   Green Tree Financial Corp.,
     Series 93-3, Class B
     6.85%                         10/15/18      3,246        3,078,164
   Green Tree Financial Corp.,
     Series 94-B, Class A
     7.85%                         07/15/04      1,195        1,170,144
   Green Tree Financial Corp.,
     Series 95-A, Class A
     7.25%                         07/15/05      5,196        4,927,943
   Green Tree Financial Corp.,
     Series 96-2, Class B2
     7.90%(DOUBLE DAGGER)          04/15/27      2,500        1,953,640
   Green Tree Financial Corp.,
     Series 96-5, Class A7
     8.25%                         07/15/27      5,534        5,709,754
   Green Tree Financial Corp.,
     Series 96-7, Class A6
     7.65%                         10/15/27      9,025        9,153,324
   Green Tree Financial Corp.,
     Series 96-8, Class B1
     7.95%                         01/01/05      3,000        2,849,961
   Green Tree Financial Corp.,
     Series 97-1, Class B1
     7.23%                         03/15/28      9,000        8,382,611
   Green Tree Financial Corp.,
     Series 97-3, Class B1
     7.51%                         07/15/28      2,500        2,316,406
   Green Tree Financial Corp.,
     Series 97-3, Class B2
     8.03%                         07/15/28      7,050        5,460,637
   Green Tree Home Improvement Loan
     Trust, Series 94-D, Class M
     9.05%                         01/15/15        456          460,930
   Green Tree Home Improvement Loan
     Trust, Series 96-C, Class HIB1
     7.75%                         06/15/21      5,697        5,642,816
   Green Tree Home Improvement Loan
     Trust, Series 97-A, Class HEM2
     7.90%                         03/15/28      5,150        4,902,156


                                                 Par
                                   Maturity     (000)         Value
                                   --------    -------   --------------
ASSET BACKED SECURITIES (CONTINUED)
   Health Care Receivables Securitization
     Program Notes, NPF VI,
     Series 98-1, Class A
     6.22%                         06/01/02    $13,800   $   13,604,838
   Honda Auto Lease Trust,
     Series 99-A, Class A4
     6.45%                         09/16/02     14,700       14,725,266
   Keycorp Student Loan Trust,
     Series 95-B, Class A
     5.41%**                       09/27/24      7,635        7,650,075
   MBNA Master Credit Card Trust,
     Series 99-B, Class A
     5.90%                         08/15/11      4,400        4,137,166
   MBNA Master Credit Card Trust,
     Series 99-J, Class A
     7.00%                         02/15/12      6,200        6,230,033
   Mellon Bank Home Equity Loan Trust,
     Series 96-1, Class B2
     5.69%**                       04/15/26      1,244        1,244,035
   Newcourt Equipment Trust Securities,
     Series 98-2, Class A3
     5.45%                         10/15/02     15,400       15,209,044
   Puget Power Conservation Grantor
     Trust, Series 97-1, Class A
     6.23%                         07/11/02      6,757        6,731,399
   Railcar Leasing LLC,
     Series 97-1, Class A1
     6.75%                         07/15/06     10,047        9,952,695
   Sears Credit Account Master Trust,
     Series 95-5, Class A
     6.05%                         01/15/08      3,812        3,755,661
   Sears Credit Account Master Trust,
     Series 96-3, Class A
     7.00%                         07/15/08     11,600       11,743,513
   Sears Credit Account Master Trust,
     Series 96-4, Class A
     6.45%                         10/16/06      4,200        4,167,009
   Sears Credit Account Master Trust,
     Series 97-1, Class A
     6.20%                         07/15/07      8,000        7,948,120
   Sears Credit Account Master Trust,
     Series 98-1, Class A
     5.80%                         08/15/05      7,900        7,770,423
   The Money Store Business Loan
     Backed Securities,
     Series 97-1, Class A
     5.65%**                       04/15/28      6,347        6,367,135
   The Money Store Home Equity Trust,
     Series 97-C, Class MH2
     7.36%                         02/15/24      2,775        2,730,772
   Toyota Auto Receivables Owner Trust,
     Series 99-A, Class A3
     6.15%                         08/16/04        225          224,297
   World Omni Automobile Lease
     Securitization Trust,
     Series 97-B, Class A1
     6.07%                         11/25/03      2,000        2,007,307
                                                         --------------
TOTAL ASSET BACKED SECURITIES
  (Cost $283,684,857)                                       275,981,132
                                                         --------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                 Par
AS OF SEPTEMBER 30, 1999           Maturity     (000)         Value
                                   --------    -------   --------------
CORPORATE BONDS -- 17.2%
AEROSPACE -- 0.3%
   United Tech Corp.
     6.50%                         06/01/09    $ 6,010   $    5,803,437
                                                         --------------
AIR TRANSPORTATION -- 0.1%
   CONTINENTAL AIRLINES
     7.06%                         03/15/11      2,045        1,969,126
                                                         --------------
AUTOMOTIVE -- 0.1%
  DaimlerChrysler Holdings N.A.
     6.90%                         09/01/04      1,700        1,708,500
                                                         --------------
FINANCE -- 7.8%
   Allmerica Financial Corp.
     7.63%                         10/15/25      1,640        1,542,593
   American General Capital Securities
     7.57%                         12/01/45      4,480        4,104,800
   Associates Corp.
     6.25%                         11/01/08      5,000        4,731,250
   AT&T Capital Corp.
     5.48%**                       04/09/01      3,500        3,468,080
   Chrysler Corp.
     7.45%                         03/01/27      6,105        6,083,927
   Crown Cork & Seal, S.A.
     6.75%                         12/15/03      3,000        2,941,850
   CSW Investments
     6.95%                         08/01/01      7,705        7,749,073
   ERAC USA Finance Co.
     6.95%                         03/01/04      1,017        1,000,952
   Fairfax Financial Hldgs.
     7.38%                         03/15/06      2,780        2,618,788
   FMR Corp.
     7.57%                         06/15/29      7,095        6,935,363
   Ford Motor Credit Co.
     6.70%                         07/16/04      9,485        9,437,575
   Frank Russel Co.
     5.63%                         01/15/09      6,400        5,748,160
   Golden State Holding Corp.
     7.00%                         08/01/03     10,300        9,988,631
   Goldman Sachs Group, Inc.
     6.25%                         02/01/03      6,030        5,864,970
     6.65%                         05/15/09      4,665        4,447,250
   Great Western Finance
     8.21%                         02/01/27      5,000        4,800,000
   Larwin Group - Participation in Asset
     Exchange
     8.00%                         12/01/99         13           12,515
   Lehman Brothers Holdings, Inc.
     6.75%                         09/24/01      8,000        7,968,800
     6.20%                         01/15/02      4,700        4,617,280
     7.38%                         05/15/07      1,500        1,516,502
   Merrill Lynch & Co., Inc.
     5.75%                         11/04/02      5,165        5,026,113
     6.00%                         02/17/09        400          368,000
   MidAmerican Funding, LLC
     6.93%                         03/01/29      8,050        7,344,015
   National City Corp.
     6.88%                         05/15/19     11,000       10,067,746
   Newcourt Credit Group
     6.88%                         02/16/05        900          879,957
   Paine Webber, Inc.
     6.38%                         05/15/04      2,565        2,470,969
   Pemex Finance Ltd.
     9.14%                         08/15/04      4,410        4,417,277
   Riggs Capital Trust
     8.63%                         12/31/26        400          376,500


                                                 Par
                                   Maturity     (000)         Value
                                   --------    -------   --------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Riggs Capital Trust II Preferred
     Securities, Series C
     8.88%                         03/15/27    $ 2,000   $    1,872,910
   Washington Mutual Capital, Inc.
     8.38%                         06/01/27      1,250        1,223,438
   Yorkshire Power Finance
     6.50%                         02/25/08      2,350        2,138,500
   Zurich Capital Trust I
     8.38%                         06/01/27      8,150        8,007,375
                                                         --------------
                                                            139,771,159
                                                         --------------
INDUSTRIAL -- 4.0%
   Alberton's, Inc.
     7.45%                         08/01/29      2,100        2,079,000
   Atlantic Richfield
     9.88%                         03/01/16      4,885        6,100,144
   Coca-Cola Enterprises, Inc.
     5.71%                         03/18/37     12,520       12,523,881
   Conoco, Inc.
     6.95%                         04/15/29      2,995        2,785,350
   Dayton Hudson Corp.
     5.95%                         06/15/00      3,400        3,400,000
   Ford Motor Co.
     7.45%                         07/16/31      15,405      15,201,282
   General Motors
     8.80%                         03/01/21      3,000        3,348,750
   Hyder PLC
     6.75%                         12/15/04      6,500        6,216,925
   Nabisco, Inc.
     6.85%                         06/15/05      8,300        8,022,116
     7.05%                         07/15/07      3,380        3,269,204
     7.55%                         06/15/15      3,080        2,935,086
   Tyco Intl. Group Corp., S.A.
     5.88%                         11/01/04      2,910        2,757,225
   Xerox Corp.
     5.91%                         04/01/99      3,600        3,586,500
                                                         --------------
                                                             72,225,463
                                                         --------------
Insurance -- 1.0%
   Equitable Cos., Inc.
     9.00%                         12/15/04      5,555        6,048,006
     7.00%                         04/01/28      4,670        4,253,810
   Florida Windstorm Underwriting
     Association
     7.13%                         02/25/19      5,715        5,341,468
   Prudential Insurance Co.
     6.38%                         07/23/06      2,750        2,609,063
                                                         --------------
                                                             18,252,347
                                                         --------------
TELECOMMUNICATIONS -- 1.9%
   AT&T Corp.
     6.00%                         03/15/09      6,290        5,849,700
     6.50%                         03/15/29      5,615        4,950,296
   Sprint Capital Corp.
     6.38%                         05/01/09      2,540        2,394,323
     6.90%                         05/01/19      4,060        3,776,746
   Time Warner, Inc.
     9.13%                         01/15/13      2,075        2,334,026
   US West Capital Funding, Inc.
     6.88%                         07/15/28      6,070        5,349,188
   Worldcom, Inc.
     7.75%                         04/01/27      9,710       10,159,088
                                                         --------------
                                                             34,813,367
                                                         --------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONCLUDED)

                                                 Par
AS OF SEPTEMBER 30, 1999           Maturity     (000)        Value
                                   --------    -------   --------------
CORPORATE BONDS (CONTINUED)
TRANSPORTATION -- 0.2%
   Federal Express Corp.
     6.72%                         01/15/22    $ 3,017   $    2,848,046
                                                         --------------
REGIONAL AGENCY -- 0.3%
   Quebec Province
     7.50%                         09/15/29      4,460        4,482,300
                                                         --------------
UTILITY -- 0.6%
   Avon Energy Partnership
     6.73%                         12/11/02      1,100        1,094,500
   Israel Electric Corp. Ltd.
     7.13%                         07/15/05      1,915        1,877,658
     8.10%                         12/15/46      8,860        7,374,574
                                                         --------------
                                                             10,346,732
                                                         --------------
WASTE MANAGEMENT -- 0.3%
   USA Waste Management, Inc.
     6.13%                         07/15/01      5,455        5,243,619
                                                         --------------
YANKEE -- 0.6%
   Empresa Electrica Pehuenche
     7.30%                         05/01/03     11,000       10,610,106
                                                         --------------
TOTAL CORPORATE BONDS
  (Cost $318,540,187)                                       308,074,202
                                                         --------------
FOREIGN BONDS -- 0.2%
   Newcourt Credit Group
     7.63%                         06/28/01      4,690        3,230,106
  (Cost $3,263,386)                                      --------------

TAXABLE MUNICIPAL BONDS -- 0.7%
   Los Angeles County Pension Obligation
     Revenue Bond, Series 95D
     6.97%                         06/30/08      7,355        7,299,838
   New Jersey Economic Development
     Authority State Pension Funding Zero
     Coupon Revenue Bond, Series 97B
     7.56%***                      02/15/16      1,600          476,000
     7.59%***                      02/15/17        575          158,125
     7.21%***                      02/15/18     14,500        3,697,500
     7.62%***                   02/20-02/21      1,010          215,337
     7.63%***                   02/22-02/23        815          150,925
                                                         --------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $12,934,199)                                         11,997,725
                                                         --------------
SHORT TERM INVESTMENTS -- 0.2%
   Federal Home Loan Mortgage Corp.
     Discount Notes
     5.17%                         10/01/99      3,500        3,500,000
   (Cost $3,500,000)                                     --------------

                                                Shares
                                               -------
PREFERRED STOCK -- 0.5%
  Centaur Funding Corp.,
     Cumulative 144A
     9.08%                                       8,000        8,270,808
  (Cost $8,000,000)                                      --------------


TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,842,116,850*)                         100.0%  $1,790,993,952
                                                         ==============

REVERSE REPURCHASE AGREEMENTS -- (17.0%)
  Aubrey Lanston
    (Agreement dated 09/30/99 to be
    repurchased at $31,681,812.
    Collateralized by $31,000,000
    U.S. Treasury notes 6.00% Due
    08/15/09. The value of the
    collateral is $31,488,556.)
    3.75%                         10/04/99      31,349      (31,352,015)


                                                Par
                                   Maturity    (000)         Value
                                   --------   --------   --------------

REVERSE REPURCHASE AGREEMENTS (CONTINUED)
  Aubrey Lanston
    (Agreement dated 09/23/99 to be
    repurchased at $37,470,937.
    Collateralized by $39,715,780
    U.S. Treasury Notes (CPI) 3.63%
    due 04/15/28. The value of the
    collateral is $37,450,353.)
    5.30%                          10/22/99   $ 37,312   $ (37,355,582)
  Lehman Brothers
    (Agreement dated 09/15/99 to be
     repurchased at $57,767,354.
    Collateralized by $58,553,153
    Federal Home Loan Mortgage
    Corp. Gold 6.50% due
    04/01/29-06/01/29 and $3,374,088
    Federal National Mortgage
    Association 5.50% due 12/01/13.
    The value of the collateral
    is $59,902,726.)
    5.36%                          10/14/99     57,519     (57,656,023)
  Lehman Brothers
    (Agreement dated 09/17/99 to be
    repurchased at $111,895,852.
    Collateralized by $121,466,453
    Federal National Mortage
    Association 5.50-6.00% due
    12/01/13 to 01/01/29. The value
    of the collateral is
    $114,853,225.)
    5.38%                          10/19/99    111,413    (111,596,078)
  Morgan Stanley
    (Agreement dated 09/15/99 to be
    repurchased at $24,573,037.
    Collateralized by $27,067,750
    Federal National Mortgage
    Association 5.50-6.00% due
    01/01/14-01/01/29. The value of
    the collateral is $25,497,471.)
    5.38%                          10/14/99     24,467     (24,525,503)
                                                         --------------
TOTAL REVERSE REPURCHASE AGREEMENTS
  (Cost $262,059,388)                                    $(262,485,201)
                                                         ==============


--------------------------
* Cost for Federal income tax purposes is $1,845,288,663. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                        $   2,982,178
    Gross unrealized depreciation                          (57,276,889)
                                                         --------------
                                                         $ (54,294,711)
                                                         ==============

**  Rates shown are the rates as of September 30, 1999.

*** Rates shown are the effective yields as of September 30, 1999.

(DAGGER)Partial principal in the amount of $281,177,044 has been pledged as collateral for reverse repurchase agreements.

(DOUBLE DAGGER)Principal amount of securities pledged as collateral of $8,400,000 on 802 long U.S. Treasury Bonds futures contracts and 85 short U.S. Treasury Notes futures contracts expiring December 1999. The value of such contracts on September 30, 1999 was $100,738,500, thereby resulting in an unrealized gain of $212,024.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                            MANAGED INCOME PORTFOLIO

SEPTEMBER 30, 1999

ASSETS
   Investments at value (Cost $1,842,116,850) .........   $1,790,993,952
   Collateral received for securities loaned ..........       64,906,405
   Interest receivable ................................       17,558,576
   Principal receivable ...............................            1,321
   Investments sold receivable ........................       15,461,982
   Capital shares sold receivable .....................          196,218
   Prepaid expenses ...................................            5,995
                                                          --------------
          TOTAL ASSETS ................................    1,889,124,449
                                                          --------------
LIABILITIES
   Cash Overdraft .....................................          140,276
   Payable upon return of securities loaned ...........       64,906,405
   Investments purchased payable ......................        6,084,726
   Capital shares redeemed payable ....................          819,509
   Distributions payable ..............................        8,044,534
   Advisory fees payable ..............................          565,290
   Administrative fees payable ........................          181,696
   Transfer agent fees payable ........................           83,645
   Other accrued expenses payable .....................          265,729
   Deferred dollar roll income ........................            8,446
   Reverse repurchase agreements payable ..............      262,485,201
   Futures margin payable .............................          685,630
   Net unrealized depreciation on
     forward foreign currency contracts ...............            9,620
                                                          --------------
          TOTAL LIABILITIES ...........................      344,280,707
                                                          --------------
NET ASSETS (Applicable to 126,353,410
   Institutional shares, 27,322,500 Service
   shares,  1,521,912 Investor A shares
   and 586,681 Investor B shares outstanding) .........   $1,544,843,742
                                                          ==============
NET ASSET VALUE AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND INVESTOR A
   SHARE ($1,539,026,022 (DIVIDE) 155,197,822) ........           $ 9.92
                                                                  ======
OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE ....           $ 9.92
                                                                  ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($9.92 (DIVIDE) 0.955) .............................           $10.39
                                                                  ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales
   charge of 4.5%) PER INVESTOR B SHARE
   ($5,817,720 (DIVIDE) 586,681) ......................           $ 9.92
                                                                  ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                          INTERNATIONAL BOND PORTFOLIO

                                                Par**
AS OF SEPTEMBER 30, 1999          Maturity      (000)       Value
                                 ----------    -------   -----------
FOREIGN BONDS -- 60.8%
AUSTRIA -- 2.9%
   Allgemeine Hypobk AG
     5.00%                         09/02/09      2,000   $ 2,043,707
                                                         -----------
CANADA -- 3.7%
   Canada Trust Company Mortgage
     5.63%                         01/01/02      1,976     1,334,877
   Highway 407 International, Inc.
     6.47%                         07/27/29      2,000     1,292,149
                                                         -----------
                                                           2,627,026
                                                         -----------
DENMARK -- 3.4%
   Kingdom of Denmark
     8.00%                      05/03-03/06     15,000     2,403,789
                                                         -----------
FRANCE -- 5.3%
   European Investment Bank
     5.00%                         04/15/08      1,955     2,029,995
   Government of France
     5.50%                         10/25/07      1,524     1,666,584
                                                         -----------
                                                           3,696,579
                                                         -----------
GERMANY -- 11.9%
   Bundesobligation 126
     4.50%                         02/18/03      2,600     2,790,560
   Deutsche Telekom International
     Financial
     5.25%                         05/20/08          0             1
   Deutschland Republic
     6.25%                         04/26/06      4,000     4,579,437
   Dresdner Funding Trust II
     5.79%                         06/30/11      1,000       982,449
                                                         -----------
                                                           8,352,447
                                                         -----------
ITALY -- 2.6%
   Buoni Poliennali del Tes
     6.75%                         07/01/07      1,549     1,802,354
                                                         -----------
NETHERLANDS -- 9.9%
   Government of Netherlands
     7.00%                         06/15/05      3,000     3,535,219
     5.50%                         01/15/28      3,409     3,427,225
                                                         -----------
                                                           6,962,444
                                                         -----------
SPAIN -- 2.3%
   Bonos y Oblig del Estado
     4.25%                         07/30/02      1,543     1,650,832
                                                         -----------
SWEDEN -- 4.9%
   Swedish Government
     6.00%                         02/09/05     25,000     3,433,434
                                                         -----------
UNITED KINGDOM -- 13.9%
   Abbey National Treasury Services
     8.00%                         04/02/03        600     1,015,166
   Bayerische Landesbank Girozentrale
     7.88%                         12/07/06      1,100     1,901,626
   Federal National Mortgage Assoc.
     Global Bond
     6.88%(DOUBLE DAGGER)          06/07/02      2,500     4,134,131
   Halifax Building Society PLC
     6.50%                         02/16/04        450       726,505
   United Kingdom Treasury
     9.00%                         10/13/08      1,000     1,988,796
                                                         -----------
                                                           9,766,224
                                                         -----------
TOTAL FOREIGN BONDS
  (Cost $43,277,858)                                      42,738,836
                                                         -----------


                                                 Par
                                  Maturity      (000)       Value
                                 ----------    -------   -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.2%
   U.S. Treasury Notes
     6.50%                         10/15/06     $  160   $   163,705
     (Cost $164,285)                                     -----------


CORPORATE BONDS -- 12.4%
   First USA Credit Card Master Trust
     5.68%**                       10/15/99      3,000     3,003,750
   Ford Motor Credit Co.
     6.70%                         07/16/04      3,000     2,985,000
   Sears Credit Account Master Trust
     7.00%                         01/15/04      2,750     2,759,169
                                                         -----------
TOTAL CORPORATE BONDS
  (Cost $8,761,484)                                        8,747,919
                                                         -----------
SHORT TERM INVESTMENTS -- 25.0%
   Federal Home Loan Mortgage
     Corp. Discount Notes
     5.20%                         10/01/99     17,600    17,600,000
     (Cost $17,600,000)                                  -----------


TOTAL INVESTMENTS IN SECURITIES
  (Cost $69,803,627*)                            98.4%    69,250,460

OTHER  ASSETS IN EXCESS
  OF LIABILITIES                                  1.6%     1,098,704
                                            ----------   -----------
NET ASSETS (Applicable to 5,483,834
  Institutional shares, 345,169 Service
  shares, 244,200 Investor A shares,
  226,363 Investor B shares, and 209,909
  Investor C shares outstanding)                100.0%   $70,349,164
                                            ==========   ===========
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($65,634,014 (DIVIDE) 6,073,203)                            $10.81
                                                              ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                           $10.81
                                                              ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.81 (DIVIDE) 0.950)                                     $11.38
                                                              ======
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (SUBJECT TO A CONTINGENT DEFERRED
  SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($2,446,599 (DIVIDE) 226,363)                               $10.81
                                                              ======
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (SUBJECT TO A CONTINGENT DEFERRED
  SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($2,268,551 (DIVIDE) 209,909)                               $10.81
                                                              ======

--------------------------------

* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                        $   544,235
    Gross unrealized depreciation                         (1,097,402)
                                                         -----------
                                                         $  (553,167)
                                                         ===========
**  In local currency.

(DOUBLE DAGGER)Principal amount of securities pledged as collateral of $1,000,000 on 12 long Japanese Bond futures contracts expiring March 2000. The value of such contracts on September 30, 1999 was $14,874,319, thereby resulting in an unrealized gain of $427,578.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                            HIGH YIELD BOND PORTFOLIO

                                              Number
AS OF SEPTEMBER 30, 1999                    of Shares       Value
                                            ----------   -----------
PREFERRED STOCKS -- 7.2%
  Hyperion Telecommunications, Inc.,
    Series B (PIK) 12.875%                       3,231   $ 2,876,093
  Key Energy Services, Inc. Warrant              1,000         2,000
  Nextel Communications, Inc.,
    Series D (PIK) 13.00%                        1,032     1,083,600
  Nextel Communications, Inc., Cumulative
    Series E (PIK)  11.125%                      1,084     1,051,480
  Nextlink Communications, Inc.
    (PIK) 14.00%                                31,462     1,557,369
                                                         -----------
TOTAL PREFERRED STOCKS
  (Cost $6,771,579)                                        6,570,542
                                                         -----------
                                                 Par
                                  Maturity      (000)
                                 ----------    -------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 2.0%
   Donaldson, Lufkin & Jenrette, Inc.,
     Commercial Mortgage Corp.,
     Series 98-CG1, Class B4
     7.35%**                       01/10/13    $ 2,531     1,806,273
                                                         -----------
    (Cost $2,003,507)

CORPORATE BONDS -- 90.6%
ELECTRONICS -- 3.1%
   Amkor Technologies, Inc.,
     Series 144A
     10.50%                        05/01/09      2,000     1,920,000
   Condor Systems, Inc.,
     Series 144A
     11.88%                        05/01/09      1,000       890,000
                                                         -----------
                                                           2,810,000
                                                         -----------
FINANCIAL -- 0.8%
   BGLS, Inc., Series B
     15.75%                        01/31/01        700       700,000
                                                         -----------
INDUSTRIAL -- 37.1%
   American Plumbing & Mechanical, Inc.,
     Series 144A
     11.63%                        10/15/08      1,000       900,000
   Ameriserve Food Distributor
     8.88%(DAGGER)                 10/15/06        750       570,000
   Charles River Laboratories, Inc.
     13.50%                        10/01/09      1,000     1,010,000
   Concentra Operating Corp., Series 144A
     13.00%                        08/15/09      2,000     2,000,000
   Fountain View, Inc., Series B
     11.25%                        04/15/08      1,000       720,000
   Golden Northwest Aluminum
     First Mortgage Notes
     12.00%                        12/15/06      1,750     1,802,500
   Hudson Respiratory Care, Inc.
     9.13%                         04/15/08      2,000     1,560,000
   Huntsman ICI Hldgs.,
     Series 144A (STEP)
     13.00%***                     12/31/09      3,500       910,000
   Kasper A.S.L. Ltd.
     12.75%                        03/31/04      1,500     1,447,500
   Knology Hldgs., Inc. (STEP)
     13.36%***                     10/15/07      2,000     1,100,000
   Knowles Electronics, Inc.
     13.13%                        10/01/09      1,000       979,540
   Lyondell Chemical
     10.88%(DAGGER)                05/01/09      2,600     2,613,000
   National Equipment Services,
     Series D
     10.00%                        11/30/04      2,000     1,980,000
   Nebco Evans Hldg. Co. (STEP)
     17.25%***                     07/15/07        800       296,000

                                                 Par
                                  Maturity      (000)       Value
                                 ----------    -------   -----------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
   Northeast Optic Network
     12.75%                        08/15/08    $ 2,000   $ 2,040,000
   Pogo Producing Co., Series 144A
     10.38%                        02/15/09      1,000     1,037,500
   Polaroid Corp.
     11.50%                        02/15/06      1,000     1,043,750
   PSINet Inc., Series 144A
     11.00%(DAGGER)                08/01/09      1,000       985,000
   Repap New Brunswick
     10.63%                        04/15/05      1,000       872,500
   Republic Tech RTI Capital, Series 144A
     13.75%                        07/15/09      1,000       950,000
   Revlon Consumer Products
     8.63%(DAGGER)                 02/01/08      2,000     1,630,000
   Sinclair Broadcast Group
     9.00%                         07/15/07      2,000     1,895,000
   St. John Knits Intl., Inc., Series 144A
     12.50%                        07/01/09      1,000       915,000
   U.S. Home
     8.88%                         02/15/09      1,000       910,000
   Veritas DGC, Inc.
     9.75%                         10/15/03      1,000     1,012,500
   Waterford Gaming, LLC Sr. Notes,
     Series 144A
     9.50%                         03/15/10      1,000       972,500
   Wec Co., Inc., Series 144A
     12.00%                        07/15/09      1,000       980,000
   Willis Corroon Corp.
     9.00%                         02/01/09      1,000       905,000
                                                         -----------
                                                          34,037,290
                                                         -----------
   OIL AND GAS -- 9.9%
   Chesapeake Energy Corp.
     9.13%(DAGGER)                 04/15/06      1,500     1,380,000
   Dual Drilling Co.
     9.88%                         01/15/04        100       104,000
   Grey Wolf, Inc., Series C
     8.88%                         07/01/07      1,500     1,350,000
   Key Energy Services, Inc., Series B
     14.00%                        01/15/09      1,000     1,065,000
   R&B Falcon Corp.
     12.25%                        03/15/06      2,000     2,110,000
   Swift Energy Co.
     10.25%                        08/01/09      1,550     1,557,750
   Western Gas Resources, Series 144A
     10.00%                        06/15/09      1,500     1,533,750
                                                         -----------
                                                          9,100,500
                                                         -----------
RETAIL -- 7.1%
   Group One Automotive, Inc.
     10.88%                        03/01/09      1,000       950,000
   J. Crew Group, Inc., Series B (STEP)
     13.44%***                     10/15/08      1,500       787,500
   J.H. Heafner Co., Series D
     10.00%                        05/15/08      1,000       940,000
   Mattress Discounters Corp.
     12.63%                        07/15/07      1,000       950,000
   Sbarro, Inc., Sr. Notes, Series 144A
     11.00%                        09/15/09      1,000       988,750
   Sonic Automotive, Inc., Series B
     11.00%                        08/01/08      2,000     1,910,000
                                                         -----------
                                                           6,526,250
                                                         -----------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      HIGH YIELD BOND PORTFOLIO (CONCLUDED)

                                                 Par
AS OF SEPTEMBER 30, 1999          Maturity      (000)       Value
                                 ----------    -------   -----------
CORPORATE BONDS (CONTINUED)
SPECIAL PURPOSE -- 7.8%
   Nextel Partners, Inc. (STEP)
     13.57%***                     02/01/09    $ 4,100   $ 2,439,500
   Penhall Acquisition Corp.(STEP)
     12.00%***                     08/01/06      2,000     1,960,000
   Pinnacle Hldgs., Inc. (STEP)
     12.26%***                     03/15/08      3,000     1,732,500
   Zais Investment Grade Ltd.
     9.95%                         09/23/14      1,000       990,000
                                                         -----------
                                                           7,122,000
                                                         -----------
TELECOMMUNICATIONS -- 24.8%
   Allegiance Telecom, Inc., Series
     144A (STEP)
     12.52%***                     02/15/08      3,000     1,935,000
   Diamond Cable Communications PLC
     10.62%                        12/15/05      1,000       902,500
   Echostar DBS Corp.
     9.38%(DAGGER)                 02/01/09      2,000     1,975,000
   Echostar DBS Corp., Series 144A
     9.25%                         02/01/06      1,000       987,500
   Globenet Communications Group Ltd.,
     Series 144A
     13.00%                        07/15/07      1,500     1,485,000
   Hyperion Telecommunications, Series
     B (STEP)
     12.29%***                     04/15/03      2,000     1,690,000
   IPC Info. Systems (STEP)
     11.92%***                     05/01/08      3,000     2,280,000
   James Cable Partners LP, Series B
     10.75%                        08/15/04      1,000     1,005,000
   Spectrasite Holdings, Inc., Series
     144A (STEP)
     11.25%***                     04/15/09      2,000     1,000,000
   Teligent, Inc.
     11.50%                        12/01/07      2,000     1,840,000
   United Pan-Europe Communications,
     Series 144A (STEP)
     12.50%***                     08/01/09      4,000     2,240,000
   United Pan-Europe Communications, NV,
     Series 144A
     10.88%                        08/01/09      1,500     1,522,500
   Versatel Telecom BV, Sr. Notes
     11.88%                        07/15/09      1,000       950,000
   Viatel, Inc. (STEP)
     11.93%***                     04/15/08      1,600       928,000
   Williams Communications Group, Inc.,
     Sr. Notes
     10.88%                        10/01/09      1,000       992,490
   Worldwide Fiber, Inc., Series 144A
     12.00%                        08/01/09      1,000       975,000
                                                         -----------
                                                          22,707,990
                                                         -----------
TOTAL CORPORATE BONDS
  (Cost $85,207,468)                                      83,004,030
                                                         -----------



                                              Shares       Value
                                            ----------   -----------
SHORT TERM INVESTMENTS -- 0.2%
   Galileo Money Market Fund                   194,162    $  194,162
  (Cost $194,162)                                        -----------

TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $94,176,716*)                                    $91,575,007
                                                         ===========

-----------------------

* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                        $   753,363
    Gross unrealized depreciation                         (3,355,072)
                                                         -----------
                                                         $(2,601,709)
                                                         ===========

** Rates shown are the rates as of September 30, 1999.
***Rates shown are the effective yields as of September 30, 1999.
(DAGGER)Partial principal in the amount of $9,250,000 has been pledged as collateral for reverse repurchase agreements.

   --------------------------------------------------
              INVESTMENT ABBREVIATIONS

           CPI      Consumer Price Index
           IO       Interest Only
           PIK      Payment In Kind
           PO       Principal Only
           STEP     Step Bonds
   --------------------------------------------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                            HIGH YIELD BOND PORTFOLIO

SEPTEMBER 30, 1999

ASSETS
   Investments at value (Cost $94,176,716) ....................    $91,575,007
   Interest receivable ........................................      1,593,994
   Investments sold receivable ................................      3,068,771
   Capital shares sold receivable .............................        177,857
   Prepaid expenses ...........................................         30,644
                                                                   -----------
          Total assets ........................................     96,446,273
                                                                   -----------
LIABILITIES
   Investments purchased payable ..............................      5,475,188
   Capital shares redeemed payable ............................          5,964
   Distributions payable ......................................        696,704
   Transfer agent fees payable ................................          8,913
   Other accrued expenses payable .............................        103,050
   Reverse repurchase agreements payable ......................      6,831,443
                                                                   -----------
          Total liabilities ...................................     13,121,262
                                                                   -----------
NET ASSETS (Applicable to 11 BlackRock shares,
   6,561,608 Institutional shares, 11 Service
   shares, 453,319 Investor A shares, 1,274,781
   Investor B shares and 271,952 Investor C
   shares outstanding) ........................................    $83,325,011
                                                                   ===========
NET ASSET VALUE AND REDEMPTION PRICE PER BLACKROCK,
   INSTITUTIONAL, SERVICE AND INVESTOR A SHARE
   ($68,271,709 (DIVIDE) 7,014,949) ...........................         $ 9.73
                                                                        ======
OFFERING PRICE PER BLACKROCK, INSTITUTIONAL
   AND SERVICE SHARE ..........................................         $ 9.73
                                                                        ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($9.73 (DIVIDE) 0.950) .....................................         $10.24
                                                                        ======
NET ASSET VALUE AND REDEMPTION PRICE
   (subject to a maximum contingent deferred
   sales charge of 4.5%) PER INVESTOR B SHARE
   ($12,406,541 (DIVIDE) 1,274,781) ...........................         $ 9.73
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred
   sales charge of 1.0%) PER INVESTOR C SHARE
   ($2,646,761 (DIVIDE) 271,952) ..............................         $ 9.73
                                                                        ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF OPERATIONS

                                                                     Intermediate
                                                     Low Duration     Government     Intermediate       Core
                                                         Bond            Bond            Bond           Bond
FOR THE PERIOD ENDED SEPTEMBER 30, 1999               Portfolio       Portfolio       Portfolio      Portfolio
                                                     ------------    ------------    ------------    ------------
Investment income:
   Interest ......................................   $ 24,421,063    $ 29,864,362    $ 43,481,151    $ 63,329,067
   Dividend ......................................             --              --              --         349,605
                                                     ------------    ------------    ------------    ------------
            Total Investment Income ..............     24,421,063      29,864,362      43,481,151      63,678,672
                                                     ------------    ------------    ------------    ------------
Expenses:
   Investment advisory fee .......................      1,474,052       2,269,860       2,765,839       4,630,434
   Administration fee ............................        613,780       1,044,136       1,233,704       1,952,797
   Custodian fee .................................         85,328         100,156         134,224         189,847
   Transfer agent fee ............................         73,232         152,503         168,894         277,362
   Shareholders servicing fees ...................         42,659          71,423          46,537         173,513
   Shareholders processing fees ..................         36,024          60,266          43,405         148,549
   Distribution fees .............................         29,672           6,773           5,874         140,631
   Legal and audit ...............................         16,792          27,917          43,468          44,979
   Printing ......................................         30,105          53,644          56,820          90,126
   Registration fees and expenses ................         42,344          42,853          43,454          89,362
   Trustees' fees and officers' salary ...........          5,310           7,481           9,228          15,152
   Other .........................................         26,824          15,506          35,003          54,333
                                                     ------------    ------------    ------------    ------------
                                                        2,476,122       3,852,518       4,586,450       7,807,085

   Less fees waived ..............................       (865,919)       (982,062)     (1,219,418)     (2,378,468)
                                                     ------------    ------------    ------------    ------------
     Total operating expenses ....................      1,610,203       2,870,456       3,367,032       5,428,617
                                                     ------------    ------------    ------------    ------------
   Interest expense ..............................      5,415,586         931,838       6,296,639       3,507,923
                                                     ------------    ------------    ------------    ------------
            Total expenses .......................      7,025,789       3,802,294       9,663,671       8,936,540
                                                     ------------    ------------    ------------    ------------
   Net investment income .........................     17,395,274      26,062,068      33,817,480      54,742,132
                                                     ------------    ------------    ------------    ------------
Realized and unrealized gain (loss) on investments
   and foreign currency transactions:
    Net realized gain (loss) from:
     Investment transactions .....................       (896,197)     (2,881,688)     (4,686,514)    (14,819,766)
     Futures, options and swap contracts .........        774,798        (213,396)        585,468       4,402,103
     Foreign currency and forward
        foreign currency transactions ............         22,966              --              --              --
                                                     ------------    ------------    ------------    ------------
                                                          (98,433)     (3,095,084)     (4,101,046)    (10,417,663)
                                                     ------------    ------------    ------------    ------------
Change in unrealized appreciation
  (depreciation) from:
      Investments ................................     (6,238,651)    (18,532,012)    (22,466,057)    (47,011,093)
      Futures ....................................        110,076      (1,198,976)     (1,141,333)        743,381
      Foreign currency and forward
        foreign currency transactions ............         (5,150)             --              --              --
                                                     ------------    ------------    ------------    ------------
                                                       (6,133,725)    (19,730,988)    (23,607,390)    (46,267,712)
                                                     ------------    ------------    ------------    ------------
Net loss on investments and
   foreign currency transactions .................     (6,232,158)    (22,826,072)    (27,708,436)    (56,685,375)
                                                     ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
   resulting from operations .....................   $ 11,163,116    $  3,235,996    $  6,109,044    $ (1,943,243)
                                                     ============    ============    ============    ============


                                                      Government                      Managed      International    High Yeild
                                                        Income         GNMA            Income          Bond            Bond
FOR THE PERIOD ENDED SEPTEMBER 30, 1999               Portfolio     Portfolio        Portfolio      Portfolio      Portfolio 1
                                                     -----------    ------------    ------------- --------------   ------------
Investment income:
   Interest ......................................   $ 3,140,950    $  8,090,139    $ 120,078,257    $ 2,865,867    $ 5,569,680
   Dividend ......................................            --              --          673,973             --        572,176
                                                     -----------    ------------    -------------    -----------    -----------
            Total Investment Income ..............     3,140,950       8,090,139      120,752,230      2,865,867      6,141,856
                                                     -----------    ------------    -------------    -----------    -----------
Expenses:
   Investment advisory fee .......................       216,293         634,360        7,687,219        327,368        263,946
   Administration fee ............................        99,496         265,278        3,351,362        136,887         94,182
   Custodian fee .................................        34,483          45,845          300,760         70,756         17,609
   Transfer agent fee ............................        46,780          37,296          499,357         24,110         26,377
   Shareholders servicing fees ...................       107,761           3,370          471,603         19,062         25,179
   Shareholders processing fees ..................        64,657           2,050          449,461         13,206         15,107
   Distribution fees .............................       271,685           1,722           41,453         28,673         57,531
   Legal and audit ...............................         2,126          21,776           96,073          2,818        146,826
   Printing ......................................         6,868          29,161          192,888          6,298         94,238
   Registration fees and expenses ................        28,563          46,662           68,866         40,868         74,621
   Trustees' fees and officers' salary ...........         2,132           2,331           26,111          1,112            818
   Other .........................................         9,276           9,153           86,236          6,200          9,175
                                                     -----------    ------------    -------------    -----------    -----------
                                                         890,120       1,099,004       13,271,389        677,358        825,609

   Less fees waived ..............................      (156,328)       (398,908)      (1,897,607)            --       (346,897)
                                                     -----------    ------------    -------------    -----------    -----------
     Total operating expenses ....................       733,792         700,096       11,373,782        677,358        478,712
                                                     -----------    ------------    -------------    -----------    -----------
   Interest expense ..............................       388,568         299,401       12,816,441             --        175,871
                                                     -----------    ------------    -------------    -----------    -----------
            Total expenses .......................     1,122,360         999,497       24,190,223        677,358        654,583
                                                     -----------    ------------    -------------    -----------    -----------
   Net investment income .........................     2,018,590       7,090,642       96,562,007      2,188,509      5,487,273
                                                     -----------    ------------    -------------    -----------    -----------
Realized and unrealized gain (loss) on investments
   and foreign currency transactions:
    Net realized gain (loss) from:
     Investment transactions .....................    (1,136,136)     (1,603,496)     (22,540,668)       430,530       (683,582)
     Futures, options and swap contracts .........       (14,127)        850,856       13,215,459         69,671             --
      Foreign currency and forward
        foreign currency transactions ............            --              --           50,945       (574,817)            --
                                                     -----------    ------------    -------------    -----------    -----------
                                                      (1,150,263)       (752,640)      (9,274,264)       (74,616)      (683,582)
                                                     -----------    ------------    -------------    -----------    -----------
Change in unrealized appreciation
  (depreciation) from:
      Investments ................................    (2,006,796)     (5,547,769)     (88,092,007)    (3,737,533)    (2,601,709)
      Futures ....................................       208,625         630,299        8,228,816        427,893             --
      Foreign currency and forward
        foreign currency transactions ............            --              --           (8,839)     1,758,171             --
                                                     -----------    ------------    -------------    -----------    -----------
                                                      (1,798,171)     (4,917,470)     (79,872,030)    (1,551,469)    (2,601,709)
                                                     -----------    ------------    -------------    -----------    -----------
Net loss on investments and
   foreign currency transactions .................    (2,948,434)     (5,670,110)     (89,146,294)    (1,626,085)    (3,285,291)
                                                     -----------    ------------    -------------    -----------    -----------
Net increase (decrease) in net assets
   resulting from operations .....................   $  (929,844)   $  1,420,532    $   7,415,713    $   562,424    $ 2,201,982
                                                     ===========    ============    =============    ===========    ===========

--------------
1 For the period November 19, 1998 (commencement of operations) through September 30, 1999.

See accompanying notes to financial statements.

46 & 47

                                 BLACKROCK FUNDS

                             STATEMENT OF CASH FLOWS
                           LOW DURATION BOND PORTFOLIO
                      FOR THE YEAR ENDED SEPTEMBER 30, 1999

Cash provided by (used in) Operating Activities
   Investment income received .................................  $  24,562,030
   Operating expenses paid ....................................     (1,666,623)
   Interest expense paid ......................................     (5,415,586)
                                                                 -------------
Net increase in cash from operating activities ................     17,479,821
                                                                 -------------
Cash provided by (used in) Investing Activities
   Purchases of long-term investments .........................   (750,177,615)
   Proceeds from disposition of long-term
      portfolio investments ...................................    812,098,531
   Net proceeds from disposition of short-term investments ....        800,520
                                                                 -------------
Net increase in cash from investing activities ................     62,721,436
                                                                 -------------
Cash provided by (used in) Financing Activities
   Cash dividends paid ........................................    (12,222,198)
   Net borrowing relative to reverse repurchase agreements ....     (4,822,010)
   Proceeds related to capital stock purchases ................    153,592,782
   Cash paid related to capital stock redemptions .............   (216,749,831)
                                                                 -------------
Net decrease in cash from financing activities ................    (80,201,257)
                                                                 -------------
Net increase (decrease) in cash ...............................             --
Cash at beginning of year .....................................             --
                                                                 -------------
Cash at end of year ...........................................  $          --
                                                                 =============

Net increase in net assets resulting from operations ..........  $  11,163,116
Adjustments:
   Increase in interest receivable ............................       (160,154)
   Amortization of premium and accretion of discount ..........        301,121
   Decrease in accrued expenses ...............................        (32,734)
   Increase in prepaid expenses ...............................        (23,686)
   Net realized and changes in unrealized gain
     (loss) on investments ....................................      6,232,158
                                                                 -------------
Total adjustments .............................................      6,316,705
                                                                 -------------
NET INCREASE IN CASH FROM OPERATING ACTIVITIES ................  $  17,479,821
                                                                 =============

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF CASH FLOWS
                           INTERMEDIATE BOND PORTFOLIO
                      FOR THE YEAR ENDED SEPTEMBER 30, 1999

Cash provided by (used in) Operating Activities
   Investment income received ............................   $    41,597,201
   Operating expenses paid ...............................        (3,408,378)
   Interest expense paid .................................        (6,296,639)
                                                             ---------------
Net increase in cash from operating activities ...........        31,892,184
                                                             ---------------
Cash provided by (used in) Investing Activities
   Purchases of long-term investments ....................    (1,616,050,671)
   Proceeds from disposition of long-term
     portfolio investments ...............................     1,626,300,625
   Net proceeds from disposition of short-term investments         4,572,225
                                                             ---------------
Net increase in cash from investing activities ...........        14,822,179
                                                             ---------------
Cash provided by (used in) Financing Activities
   Cash dividends paid ...................................       (32,548,025)
   Net borrowing relative to reverse repurchase agreements       (19,518,775)
   Proceeds related to capital stock purchases ...........       125,647,027
   Cash related to capital stock redemptions .............      (120,294,590)
                                                             ---------------
Net decrease in cash from financing activities ...........       (46,714,363)
                                                             ---------------
Net increase (decrease) in cash ..........................                --
Cash at beginning of year ................................                --
                                                             ---------------
Cash at end of year ......................................   $            --
                                                             ===============

Net increase in net assets resulting from operations .....   $     6,109,044
Adjustments:
   Increase in interest receivable .......................        (2,433,135)
   Amortization of premium and accretion of discount .....           549,185
   Decrease in accrued expenses ..........................           (15,968)
   Increase in prepaid expenses ..........................           (25,378)
   Net realized and changes in unrealized gain
     (loss) on investments ...............................        27,708,436
                                                             ---------------
Total adjustments ........................................        25,783,140
                                                             ---------------
NET INCREASE IN CASH FROM OPERATING ACTIVITIES ...........   $    31,892,184
                                                             ===============

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF CASH FLOWS
                           GOVERNMENT INCOME PORTFOLIO
                      FOR THE YEAR ENDED SEPTEMBER 30, 1999

Cash provided by (used in) Operating Activities
   Investment income received ............................   $   2,895,655
   Operating expenses paid ...............................        (685,292)
   Interest expense paid .................................        (388,568)
                                                             -------------
Net increase in cash from operating activities ...........       1,821,795
                                                             -------------
Cash provided by (used in) Investing Activities
   Purchases of long-term investments ....................    (136,881,669)
   Proceeds from disposition of long-term
     portfolio investments ...............................     108,073,146
   Net proceeds from disposition of short-term
     investments .........................................         142,890
                                                             -------------
Net decrease in cash from investing activities ...........     (28,665,633)
                                                             -------------
Cash provided by (used in) Financing Activities
   Cash dividends paid ...................................      (1,211,598)
   Net proceeds relative to reverse repurchase
     agreements ..........................................      14,372,726
   Proceeds related to capital stock purchases ...........      26,236,581
   Cash paid related to capital stock redemptions ........     (12,553,871)
                                                             -------------
Net increase in cash from financing activities ...........      26,843,838
                                                             -------------
Net increase (decrease) in cash ..........................              --
Cash at beginning of year ................................              --
                                                             -------------
Cash at end of year ......................................   $          --
                                                             =============

Net decrease in net assets resulting from operations .....   $    (929,844)
Adjustments:
   Increase in interest receivable .......................        (340,867)
   Amortization of premium and accretion of discount .....          95,572
   Increase in accrued expenses ..........................          49,370
   Increase in prepaid expenses ..........................            (870)
   Net realized and changes in unrealized gain
    (loss) on investments ................................       2,948,434
                                                             -------------
Total adjustments ........................................       2,751,639
                                                             -------------
NET INCREASE IN CASH FROM OPERATING ACTIVITIES ...........   $   1,821,795
                                                             =============

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF CASH FLOWS
                            MANAGED INCOME PORTFOLIO
                      FOR THE YEAR ENDED SEPTEMBER 30, 1999

Cash provided by (used in) Operating Activities
   Investment income received ......................   $   121,912,607
   Operating expenses paid .........................       (11,425,363)
   Interest expense paid ...........................       (12,816,441)
                                                       ---------------
Net increase in cash from operating activities .....        97,670,803
                                                       ---------------

Cash provided by (used in) Investing Activities
   Purchases of long-term investments ..............    (5,005,986,179)
   Proceeds from disposition of long-term
     portfolio investments .........................     4,843,887,655
   Net proceeds from disposition of short-term
     investments ...................................        36,758,130
                                                       ---------------
Net decrease in cash from investing activities .....      (125,340,394)
                                                       ---------------

Cash provided by (used in) Financing Activities
   Cash dividends paid .............................       (92,221,837)
   Net proceeds relative to reverse repurchase
     agreements ....................................       101,908,367
   Proceeds related to capital stock purchases .....       464,949,516
   Cash paid related to capital stock redemptions ..      (447,106,731)
                                                       ---------------
Net increase in cash from financing activities .....        27,529,315
                                                       ---------------
Net increase (decrease) in cash ....................          (140,276)
Cash at beginning of year ..........................                --
                                                       ---------------
Cash at end of year ................................   $      (140,276)
                                                       ===============

Net increase in net assets resulting from operations   $     7,415,713
Adjustments:
   Decrease in interest receivable .................           385,655
   Amortization of premium and accretion of discount           774,722
   Decrease in accrued expenses ....................           (45,586)
   Increase in prepaid expenses ....................            (5,995)
   Net realized and changes in unrealized gain
     (loss) on investments .........................        89,146,294
                                                       ---------------
Total adjustments ..................................        90,255,090
                                                       ---------------
NET INCREASE IN CASH FROM OPERATING ACTIVITIES .....   $    97,670,803
                                                       ===============
See accompanying notes to financial statements.

                                 BLACKROCK FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

                                                            Low Duration               Intermediate Government
                                                           Bond Portfolio                 Bond Portfolio
                                                   -----------------------------   -----------------------------
                                                     For the          For the         For the         For the
                                                   Year Ended       Year Ended      Year Ended      Year Ended
                                                     9/30/99          9/30/98         9/30/99         9/30/98
                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .......................  $  17,395,274   $  17,152,014   $  26,062,068   $  15,170,724
    Net realized gain (loss) on investments,
      futures, swap contracts and foreign
      currency related transactions .............        (98,433)      1,489,712      (3,095,084)      5,199,304
    Net unrealized gain (loss) on investments,
      futures contracts and foreign currency
      related transactions ......................     (6,133,725)      2,743,208     (19,730,988)      9,657,287
                                                   -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets
      resulting from operations .................     11,163,116      21,384,934       3,235,996      30,027,315
                                                   -------------   -------------   -------------   -------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class .............................     (6,048,576)     (6,991,384)             --              --
    Institutional Class .........................    (10,205,420)     (5,569,323)    (23,884,375)    (11,983,641)
    Service Class ...............................       (982,999)     (4,082,739)     (1,570,838)     (2,952,271)
    Investor A Class ............................       (146,545)        (80,989)       (566,000)       (313,796)
    Investor B Class ............................       (153,762)         (8,711)        (25,528)         (5,639)
    Investor C Class ............................        (33,050)         (8,683)        (15,327)         (7,054)
                                                   -------------   -------------   -------------   -------------
    Total distribution from net investment income    (17,570,352)    (16,741,829)    (26,062,068)    (15,262,401)
                                                   -------------   -------------   -------------   -------------
Net realized gains:
    BlackRock Class .............................             --              --              --              --
    Institutional Class .........................             --              --      (3,300,185)             --
    Service Class ...............................             --              --        (226,970)             --
    Investor A Class ............................             --              --         (64,227)             --
    Investor B Class ............................             --              --          (3,359)             --
    Investor C Class ............................             --              --          (2,283)             --
                                                   -------------   -------------   -------------   -------------
    Total distributions from net realized gains .             --              --      (3,597,024)             --
                                                   -------------   -------------   -------------   -------------
    Total distributions to shareholders .........    (17,570,352)    (16,741,829)    (29,659,092)    (15,262,401)
                                                   -------------   -------------   -------------   -------------
Capital share transactions ......................    (57,491,456)     69,892,569     (29,475,513)    312,660,657
                                                   -------------   -------------   -------------   -------------
    Total increase (decrease) in net assets .....    (63,898,692)     74,535,674     (55,898,609)    327,425,571
                                                   -------------   -------------   -------------   -------------
Net assets:
    Beginning of period .........................    329,362,987     254,827,313     480,018,299     152,592,728
                                                   -------------   -------------   -------------   -------------
    End of period ...............................  $ 265,464,295   $ 329,362,987   $ 424,119,690   $ 480,018,299
                                                   =============   =============   =============   =============


                                                            Intermediate                       Core
                                                          Bond Portfolio                  Bond Portfolio
                                                  -----------------------------   -----------------------------
                                                     For the         For the        For the         For the
                                                   Year Ended      Year Ended      Year Ended      Year Ended
                                                     9/30/99         9/30/98        9/30/99         9/30/98
                                                  -------------   -------------   -------------   -------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ....................... $  33,817,480   $  25,472,505   $  54,742,132   $  42,612,702
    Net realized gain (loss) on investments,
      futures, swap contracts and foreign
      currency related transactions .............    (4,101,046)      5,387,354     (10,417,663)     17,428,853
    Net unrealized gain (loss) on investments,
      futures contracts and foreign currency
      related transactions ......................   (23,607,390)      8,072,392     (46,267,712)     13,393,733
                                                  -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets
      resulting from operations .................     6,109,044      38,932,251      (1,943,243)     73,435,288
                                                  -------------   -------------   -------------   -------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class .............................    (2,641,213)             --      (7,653,342)     (5,050,600)
    Institutional Class .........................   (29,342,529)    (20,947,487)    (41,755,750)    (28,236,789)
    Service Class ...............................    (1,493,193)     (3,490,893)     (4,174,386)       (194,059)
    Investor A Class ............................      (132,451)        (68,932)       (341,839)     (9,446,081)
    Investor B Class ............................       (30,269)         (1,147)       (640,192)       (398,527)
    Investor C Class ............................        (7,995)       (817,619)       (249,542)        (27,851)
                                                  -------------   -------------   -------------   -------------
    Total distribution from net investment income   (33,647,650)    (25,326,078)    (54,815,051)    (43,353,907)
                                                  -------------   -------------   -------------   -------------
Net realized gains:
    BlackRock Class .............................      (510,365)             --     (13,815,881)     (3,729,958)
    Institutional Class .........................    (5,190,232)     (1,533,689)     (2,995,248)       (450,932)
    Service Class ...............................      (290,823)       (278,199)     (1,570,759)     (1,587,760)
    Investor A Class ............................       (21,977)         (5,904)       (119,321)        (23,612)
    Investor B Class ............................        (1,947)             --        (277,734)        (55,299)
    Investor C Class ............................          (132)             --         (73,497)         (1,658)
                                                  -------------   -------------   -------------   -------------
    Total distributions from net realized gains .    (6,015,476)     (1,817,792)    (18,852,440)     (5,849,219)
                                                  -------------   -------------   -------------   -------------
    Total distributions to shareholders .........   (39,663,126)    (27,143,870)    (73,667,491)    (49,203,126)
                                                  -------------   -------------   -------------   -------------
Capital share transactions ......................    13,472,500     205,815,141     187,075,237     259,333,943
                                                  -------------   -------------   -------------   -------------
    Total increase (decrease) in net assets .....   (20,081,582)    217,603,522     111,464,503     283,566,105
                                                  -------------   -------------   -------------   -------------
Net assets:
    Beginning of period .........................   566,744,493     349,140,971     855,534,355     571,968,250
                                                  -------------   -------------   -------------   -------------
    End of period ............................... $ 546,662,911   $ 566,744,493   $ 966,998,858   $ 855,534,355
                                                  =============   =============   =============   =============



See accompanying notes to financial statements.

52 & 53

                                 BLACKROCK FUNDS


                                                             Government
                                                          Income Portfolio
                                                   -----------------------------

                                                      For the         For the
                                                    Year Ended      Year Ended
                                                      9/30/99         9/30/98
                                                   -------------   -------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .......................   $  2,018,590    $  1,235,776
    Net realized gain (loss)on investments,
      futures, swap contracts and foreign
      currency related transactions .............     (1,150,263)        754,990
    Net unrealized gain (loss) on investments,
      futures contracts and foreign
      currency related transactions .............     (1,798,171)        607,625
                                                    ------------    ------------
    Net increase (decrease) in net assets
      resulting from operations .................       (929,844)      2,598,391
                                                    ------------    ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class .............................             --              --
    Institutional Class .........................             --              --
    Service Class ...............................             --              --
    Investor A Class ............................       (362,323)       (331,498)
    Investor B Class ............................     (1,504,558)       (965,806)
    Investor C Class ............................       (119,390)        (69,148)
                                                    ------------    ------------
    Total distribution from net investment income     (1,986,271)     (1,366,452)
                                                    ------------    ------------
  Capital:
    BlackRock Class .............................             --              --
    Institutional Class .........................             --              --
    Service Class ...............................             --              --
    Investor A Class ............................        (44,311)             --
    Investor B Class ............................       (229,401)             --
    Investor C Class ............................        (16,072)             --
                                                    ------------    ------------
    Total distributions from capital ............       (289,784)             --
                                                    ------------    ------------
  Net realized gains:
    BlackRock Class .............................             --              --
    Institutional Class .........................             --              --
    Service Class ...............................             --              --
    Investor A Class ............................       (101,189)        (51,565)
    Investor B Class ............................       (445,394)       (226,059)
    Investor C Class ............................        (37,364)         (9,696)
                                                    ------------    ------------
    Total distributions from net realized gains .       (583,947)       (287,320)
                                                    ------------    ------------
    Total distributions to shareholders .........     (2,860,002)     (1,653,772)
                                                    ------------    ------------
Capital share transactions ......................     14,927,649      11,295,834
                                                    ------------    ------------
    Total increase (decrease) in net assets .....     11,137,803      12,240,453
                                                    ------------    ------------
Net assets:
    Beginning of period .........................     32,761,188      20,520,735
                                                    ------------    ------------
    End of period ...............................   $ 43,898,991    $ 32,761,188
                                                    ============    ============


                                                             GNMA                                   Managed
                                                           Portfolio                           Income Portfolio
                                                  -------------------------------   ----------------------------------
                                                                     For the
                                                     For the     Period 5/18/98 1       For the           For the
                                                   Year Ended        through          Year Ended        Year Ended
                                                     9/30/99         9/30/98            9/30/99           9/30/98
                                                  -------------  ----------------   ---------------    ---------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ....................... $   7,090,642    $   2,681,619    $    96,562,007    $    67,146,905
    Net realized gain (loss)on investments,
      futures, swap contracts and foreign
      currency related transactions .............      (752,640)         687,615         (9,274,264)        25,885,211
    Net unrealized gain (loss) on investments,
      futures contracts and foreign
      currency related transactions .............    (4,917,470)         482,471        (79,872,030)        12,918,888
                                                  -------------    -------------    ---------------    ---------------
    Net increase (decrease) in net assets
      resulting from operations .................     1,420,532        3,851,705          7,415,713        105,951,004
                                                  -------------    -------------    ---------------    ---------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class .............................            --               --                 --                 --
    Institutional Class .........................    (6,866,829)      (2,564,992)       (79,275,756)       (47,894,845)
    Service Class ...............................        (2,614)              (2)       (16,129,657)       (19,460,184)
    Investor A Class ............................       (60,535)          (2,179)          (938,291)          (829,070)
    Investor B Class ............................       (10,508)            (923)          (267,898)          (111,579)
    Investor C Class ............................          (485)              (2)            (1,887)                --
                                                  -------------    -------------    ---------------    ---------------
    Total distribution from net investment income    (6,940,971)      (2,568,098)       (96,613,489)       (68,295,678)
                                                  -------------    -------------    ---------------    ---------------
  Capital:
    BlackRock Class .............................            --               --                 --                 --
    Institutional Class .........................            --               --                 --                 --
    Service Class ...............................            --               --                 --                 --
    Investor A Class ............................            --               --                 --                 --
    Investor B Class ............................            --               --                 --                 --
    Investor C Class ............................            --               --                 --                 --
                                                  -------------    -------------    ---------------    ---------------
    Total distributions from capital ............            --               --                 --                 --
                                                  -------------    -------------    ---------------    ---------------
  Net realized gains:
    BlackRock Class .............................            --               --                 --                 --
    Institutional Class .........................      (216,280)              --        (19,011,738)        (2,168,258)
    Service Class ...............................            --               --         (3,866,356)        (1,199,800)
    Investor A Class ............................        (1,241)              --           (252,718)           (70,278)
    Investor B Class ............................          (413)              --            (71,999)            (4,924)
    Investor C Class ............................            (1)              --                 --                 --
                                                  -------------    -------------    ---------------    ---------------
    Total distributions from net realized gains .      (217,935)              --        (23,202,811)        (3,443,260)
                                                  -------------    -------------    ---------------    ---------------
    Total distributions to shareholders .........    (7,158,906)      (2,568,098)      (119,816,300)       (71,738,938)
                                                  -------------    -------------    ---------------    ---------------
Capital share transactions ......................    (1,486,779)     117,456,386         45,013,063        758,310,929
                                                  -------------    -------------    ---------------    ---------------
    Total increase (decrease) in net assets .....    (7,225,153)     118,739,993        (67,387,524)       792,522,995
                                                  -------------    -------------    ---------------    ---------------
Net assets:
    Beginning of period .........................   118,739,993               --      1,612,231,266        819,708,271
                                                  -------------    -------------    ---------------    ---------------
    End of period ............................... $ 111,514,840    $ 118,739,993    $ 1,544,843,742    $ 1,612,231,266
                                                  =============    =============    ===============    ===============



                                                          International              High Yield
                                                         Bond Portfolio            Bond Portfolio
                                                  -----------------------------   ----------------

                                                      For the         For the         For the
                                                    Year ended      Year ended    Period 11/19/98 1
                                                      9/30/99         9/30/98      through 9/30/99
                                                  -------------    ------------   ----------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ....................... $  2,188,509    $  1,952,167    $  5,487,273
    Net realized gain (loss)on investments,
      futures, swap contracts and foreign
      currency related transactions .............      (74,616)      3,224,013        (683,582)
    Net unrealized gain (loss) on investments,
      futures contracts and foreign
      currency related transactions .............   (1,551,469)        576,217      (2,601,709)
                                                  ------------    ------------    ------------
    Net increase (decrease) in net assets
      resulting from operations .................      562,424       5,752,397       2,201,982
                                                  ------------    ------------    ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class .............................           --              --              (8)
    Institutional Class .........................   (2,894,971)     (2,043,103)     (4,262,789)
    Service Class ...............................     (158,774)       (320,780)             (8)
    Investor A Class ............................     (107,062)        (64,752)       (231,248)
    Investor B Class ............................      (88,432)        (51,701)       (554,384)
    Investor C Class ............................      (80,994)        (37,046)       (124,941)
                                                  ------------    ------------    ------------
    Total distribution from net investment income   (3,330,233)     (2,517,382)     (5,173,378)
                                                  ------------    ------------    ------------
  Capital:
    BlackRock Class .............................           --              --              --
    Institutional Class .........................           --              --              --
    Service Class ...............................           --              --              --
    Investor A Class ............................           --              --              --
    Investor B Class ............................           --              --              --
    Investor C Class ............................           --              --              --
                                                  ------------    ------------    ------------
    Total distributions from capital ............           --              --              --
                                                  ------------    ------------    ------------
  Net realized gains:
    BlackRock Class .............................           --              --              --
    Institutional Class .........................           --      (1,522,323)             --
    Service Class ...............................           --        (266,359)             --
    Investor A Class ............................           --         (41,747)             --
    Investor B Class ............................           --         (38,402)             --
    Investor C Class ............................           --         (21,891)             --
                                                  ------------    ------------    ------------
    Total distributions from net realized gains .           --      (1,890,722)             --
                                                  ------------    ------------    ------------
    Total distributions to shareholders .........   (3,330,233)     (4,408,104)     (5,173,378)
                                                  ------------    ------------    ------------
Capital share transactions ......................   22,619,783      (3,333,959)     86,296,407
                                                  ------------    ------------    ------------
    Total increase (decrease) in net assets .....   19,851,974      (1,989,666)     83,325,011
                                                  ------------    ------------    ------------
Net assets:
    Beginning of period .........................   50,497,190      52,486,856              --
                                                  ------------    ------------    ------------
    End of period ............................... $ 70,349,164    $ 50,497,190    $ 83,325,011
                                                  ============    ============    ============

-------------------
1 Commencement of operations.

See accompanying notes to financial statements.

54 & 55

                                 BLACKROCK FUNDS

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                    Net                  Net gain                   Distributions               Distributions  Net
                                   asset                 (loss) on    Distributions  in excess    Distributions  in excess    asset
                                   value       Net      investments     from net       of net        from net     of net      value
                                 beginning Investment (both realized   investment    investment      realized     realized    end of
                                 of period   income   and unrealized)    income        income         gains         gains     period
------------------------------------------------------------------------------------------------------------------------------------
---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
9/30/99                           $10.03   $  0.61       $(0.22)        $(0.60)        $--            $   --        $--       $ 9.82
9/30/98                             9.89      0.59         0.12          (0.57)         --                --         --        10.03
6/3/97 1 through 9/30/97            9.82      0.19         0.07          (0.19)         --                --         --         9.89
INSTITUTIONAL CLASS
9/30/99                           $10.03   $  0.58       $(0.20)        $(0.59)        $--            $   --        $--       $ 9.82
9/30/98                             9.89      0.56         0.14          (0.56)         --                --         --        10.03
9/30/97                             9.79      0.58         0.08          (0.56)         --                --         --         9.89
4/1/96 through 9/30/96              9.79      0.28        (0.01)         (0.27)         --                --         --         9.79
7/1/95 through 3/31/96              9.83      0.42           --          (0.41)         --             (0.01)        --         9.79
6/30/95                             9.71      0.58         0.13          (0.58)         --             (0.01)        --         9.83
SERVICE CLASS
9/30/99                           $10.03   $  0.55       $(0.20)        $(0.56)        $--            $   --        $--       $ 9.82
9/30/98                             9.89      0.66         0.01          (0.53)         --                --         --        10.03
9/30/97                             9.79      0.54         0.09          (0.53)         --                --         --         9.89
4/1/96 through 9/30/96              9.79      0.26        (0.01)         (0.25)         --                --         --         9.79
1/12/96 1 through 3/31/96           9.91      0.11        (0.12)         (0.11)         --                --         --         9.79
INVESTOR A CLASS
9/30/99                           $10.03   $  0.54       $(0.21)        $(0.54)        $--            $   --        $--       $ 9.82
9/30/98                             9.89      0.51         0.14          (0.51)         --                --         --        10.03
9/30/97                             9.79      0.52         0.09          (0.51)         --                --         --         9.89
4/1/96 through 9/30/96              9.79      0.25        (0.01)         (0.24)         --                --         --         9.79
1/12/96 1 through 3/31/96           9.91      0.10        (0.12)         (0.10)         --                --         --         9.79
INVESTOR B CLASS
9/30/99                           $10.03   $  0.45       $(0.19)        $(0.47)        $--            $   --        $--       $ 9.82
9/30/98                             9.89      0.41         0.17          (0.44)         --                --         --        10.03
11/18/96 1 through 9/30/97          9.86      0.41           --          (0.38)         --                --         --         9.89
INVESTOR C CLASS
9/30/99                           $10.03   $  0.46       $(0.20)        $(0.47)        $--            $   --        $--       $ 9.82
9/30/98                             9.89      0.44         0.14          (0.44)         --                --         --        10.03
2/24/97 1 through 9/30/97           9.87      0.26         0.02          (0.26)         --                --         --         9.89
--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
9/30/99                           $10.48   $  0.59       $(0.51)        $(0.59)        $--            $(0.08)       $--       $ 9.89
9/30/98                            10.11      0.57         0.39          (0.59)         --                --         --        10.48
9/30/97                             9.92      0.59         0.19          (0.59)         --                --         --        10.11
9/30/96                            10.02      0.58        (0.11)         (0.57)         --                --         --         9.92
9/30/95                             9.64      0.58         0.38          (0.58)         --                --         --        10.02
SERVICE CLASS
9/30/99                           $10.48   $  0.56       $(0.51)        $(0.56)        $--            $(0.08)       $--       $ 9.89
9/30/98                            10.11      0.58         0.35          (0.56)         --                --         --        10.48
9/30/97                             9.92      0.56         0.19          (0.56)         --                --         --        10.11
9/30/96                            10.02      0.56        (0.12)         (0.54)         --                --         --         9.92
9/30/95                             9.64      0.56         0.37          (0.55)         --                --         --        10.02
INVESTOR A CLASS
9/30/99                           $10.48   $  0.54       $(0.51)        $(0.54)        $--            $(0.08)       $--       $ 9.89
9/30/98                            10.11      0.53         0.38          (0.54)         --                --         --        10.48
9/30/97                             9.92      0.54         0.19          (0.54)         --                --         --        10.11
9/30/96                            10.03      0.55        (0.13)         (0.53)         --                --         --         9.92
9/30/95                             9.64      0.55         0.39          (0.55)         --                --         --        10.03
INVESTOR B CLASS
9/30/99                           $10.48   $  0.46       $(0.51)        $(0.46)        $--            $(0.08)       $--       $ 9.89
9/30/98                            10.11      0.47         0.37          (0.47)         --                --         --        10.48
10/11/96 1 through 9/30/97          9.98      0.45         0.13          (0.45)         --                --         --        10.11
INVESTOR C CLASS
9/30/99                           $10.48   $  0.46       $(0.51)        $(0.46)        $--            $(0.08)       $--       $ 9.89
9/30/98                            10.11      0.47         0.37          (0.47)         --                --         --        10.48
10/8/96 1 through 9/30/97           9.98      0.45         0.13          (0.45)         --                --         --        10.11
---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
9/30/99                           $ 9.67   $  0.58       $(0.47)        $(0.58)        $--            $(0.10)       $--       $ 9.10
5/1/98 1 through 9/30/98            9.46      0.24         0.26          (0.24)         --             (0.05)        --         9.67



                                                                              Ratio of
                                                   Net                       expenses to     Ratio of expenses
                                                 assets        Ratio of      average net        to average        Ratio of net
                                                 end of       expenses to      assets           net assets      investment income
                                      Total      period       average net     (excluding         (excluding       to average net
                                     return      (000)         assets      interest expense)      waivers)            assets
-----------------------------------------------------------------------------------------------------------------------------------
---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
9/30/99                                4.06%   $  79,326         2.26%          0.41%              2.59%               6.04%
9/30/98                                7.44      140,493         1.59           0.40               1.99                5.93
6/3/97 1 through 9/30/97               2.68       68,300         1.01 2         0.40 2             1.34 2              5.97 2
INSTITUTIONAL CLASS
9/30/99                                3.91%  $  157,553         2.39%          0.56%              2.67%               5.89%
9/30/98                                7.28      166,887         1.80           0.55               2.20                5.77
9/30/97                                6.89      102,490         1.54           0.55               1.87                5.15
4/1/96 through 9/30/96                 2.70      135,686         0.64 2         0.55 2             0.92 2              5.63 2
7/1/95 through 3/31/96                 4.25       52,843         0.96 2         0.63 2             1.16 2              4.92 2
6/30/95                                6.99       44,486         0.57           0.57               1.05                6.08
SERVICE CLASS
9/30/99                                3.60%   $  16,872         2.70%          0.86%              2.97%               5.59%
9/30/98                                6.96       18,393         1.98           0.85               2.38                5.49
9/30/97                                6.57       82,873         1.85           0.85               2.18                4.86
4/1/96 through 9/30/96                 2.54       91,870         0.97 2         0.85 2             1.25 2              5.28 2
1/12/96 1 through 3/31/96             (0.11)     181,670         1.18 2         0.85 2             1.38 2              4.92 2
INVESTOR A CLASS
9/30/99                                3.42%3   $  2,594         2.79%          1.02%              3.07%               5.38%
9/30/98                                6.78 3      2,850         2.32           1.02               2.72                5.29
9/30/97                                6.39 3      1,079         2.02           1.02               2.35                4.72
4/1/96 through 9/30/96                 2.46 3        938         1.12           1.02 2             1.40 2              5.10 2
1/12/96 1 through 3/31/96             (0.15) 3       719         1.34 2         1.01 2             1.54 2              4.61 2
INVESTOR B CLASS
9/30/99                                2.65%4   $  7,549         3.41%          1.75%              3.67%               4.59%
9/30/98                                5.99 4        398         3.08           1.76               3.48                4.50
11/18/96 1 through 9/30/97             4.31 4         13         2.19 2         1.73 2             2.52 2              4.50 2
INVESTOR C CLASS
9/30/99                                2.65%4   $  1,570         3.47%          1.77%              3.72%               4.62%
9/30/98                                5.99 4        342         2.98           1.75               3.38                4.47
2/24/97 1 through 9/30/97              2.91 4         72         2.23 2         1.72 2             2.56 2              4.49 2
--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
9/30/99                                0.75%  $  388,917         0.81%          0.60%              1.02%               5.77%
9/30/98                                9.83      441,691         0.63           0.59               0.89                5.72
9/30/97                                8.08       96,605         0.67           0.55               0.98                5.88
9/30/96                                4.82      126,312         0.70           0.53               1.00                5.86
9/30/95                               10.28      134,835         0.42           0.42               0.79                5.94
SERVICE CLASS
9/30/99                                0.45%   $  26,687         1.11%          0.90%              1.32%               5.47%
9/30/98                                9.50       29,697         0.91           0.88               1.17                5.51
9/30/97                                7.75       50,535         0.97           0.85               1.28                5.58
9/30/96                                4.51       47,494         1.00           0.83               1.30                5.56
9/30/95                                9.99       49,762         0.69           0.69               1.06                5.67
INVESTOR A CLASS
9/30/99                                0.28%3   $  7,239         1.25%          1.06%              1.46%               5.29%
9/30/98                                9.32 3      7,972         1.09           1.05               1.35                5.33
9/30/97                                7.57 3      5,374         1.14           1.02               1.45                5.42
9/30/96                                4.36 3      5,903         1.14           0.95               1.44                5.45
9/30/95                                9.98 3      9,802         0.70           0.70               1.07                5.67
INVESTOR B CLASS
9/30/99                               (0.47)%4  $    809         1.97%          1.80%              2.19%               4.57%
9/30/98                                8.51 4        361         1.84           1.79               2.10                4.61
10/11/96 1 through 9/30/97             5.94 4         28         1.90 2         1.77 2             2.21 2              4.62 2
INVESTOR C CLASS
9/30/99                               (0.47)%4  $    468         2.00%          1.81%              2.22%               4.56%
9/30/98                                8.51 4        299         1.81           1.78               2.07                4.48
10/8/96 1 through 9/30/97              5.94 4         51         1.78 2         1.71 2             2.09 2              4.50 2
---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
9/30/99                                1.25% $    42,311         1.61%          0.44%              1.87%               6.27%
5/1/98 1 through 9/30/98               8.86       48,365         1.43 2         0.45 2             1.70 2              5.98 2


                                           Ratio of net
                                       investment income
                                          to average
                                          net assets        Portfolio
                                           (excluding        turnover
                                            waivers)           rate
---------------------------------------------------------------------
---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
9/30/99                                      5.71%            177%
9/30/98                                      5.53             227
6/3/97 1 through 9/30/97                     5.64 2           371
INSTITUTIONAL CLASS
9/30/99                                      5.62%            177%
9/30/98                                      5.37             227
9/30/97                                      4.82             371
4/1/96 through 9/30/96                       5.36 2           228
7/1/95 through 3/31/96                       4.72 2           185
6/30/95                                      5.60             586
SERVICE CLASS
9/30/99                                      5.32%            177%
9/30/98                                      5.09             227
9/30/97                                      4.53             371
4/1/96 through 9/30/96                       5.01 2           228
1/12/96 1 through 3/31/96                    4.72 2           185
INVESTOR A CLASS
9/30/99                                      5.10%            177%
9/30/98                                      4.89             227
9/30/97                                      4.39             371
4/1/96 through 9/30/96                       4.82 2           228
1/12/96 1 through 3/31/96                    4.41 2           185
INVESTOR B CLASS
9/30/99                                      4.34%            177%
9/30/98                                      4.10             227
11/18/96 1 through 9/30/97                   4.17 2           371
INVESTOR C CLASS
9/30/99                                      4.37%            177%
9/30/98                                      4.07             227
2/24/97 1 through 9/30/97                    4.16 2           371
--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
9/30/99                                      5.56%            191%
9/30/98                                      5.46             272
9/30/97                                      5.57             291
9/30/96                                      5.56             580
9/30/95                                      5.57             247
SERVICE CLASS
9/30/99                                      5.26%            191%
9/30/98                                      5.25             272
9/30/97                                      5.27             291
9/30/96                                      5.26             580
9/30/95                                      5.30             247
INVESTOR A CLASS
9/30/99                                      5.08%            191%
9/30/98                                      5.07             272
9/30/97                                      5.11             291
9/30/96                                      5.16             580
9/30/95                                      5.30             247
INVESTOR B CLASS
9/30/99                                      4.34%            191%
9/30/98                                      4.35             272
10/11/96 1 through 9/30/97                   4.31 2           291
INVESTOR C CLASS
9/30/99                                      4.34%            191%
9/30/98                                      4.22             272
10/8/96 1 through 9/30/97                    4.19 2           291
---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
9/30/99                                      6.00%            221%
5/1/98 1 through 9/30/98                     5.71 2           221


See accompanying notes to financial statements.

56 & 57

                                 BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                             Net                  Net gain                  Distributions                             Distributions
                            asset                 (loss) on   Distributions   in excess                 Distributions  in excess
                            value       Net      investments    from net       of net     Distributions    from net      of net
                          beginning investment (both realized  investment     investment     from          realized     realized
                          of period   income   and unrealized)   income         income      capital          gains        gains
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
9/30/99                    $ 9.67   $  0.57         $(0.47)        $(0.57)      $--           $   --       $(0.10)         $--
9/30/98                      9.49      0.57           0.23          (0.57)       --               --        (0.05)          --
9/30/97                      9.32      0.58           0.17          (0.58)       --               --           --           --
9/30/96                      9.43      0.56          (0.09)         (0.55)       --               --        (0.03)          --
9/30/95                      9.05      0.56           0.38          (0.56)       --               --           --           --
SERVICE CLASS
9/30/99                    $ 9.67   $  0.54         $(0.47)        $(0.54)      $--           $   --       $(0.10)         $--
9/30/98                      9.49      0.58           0.20          (0.55)       --               --        (0.05)          --
9/30/97                      9.32      0.55           0.17          (0.55)       --               --           --           --
9/30/96                      9.43      0.53          (0.09)         (0.52)       --               --        (0.03)          --
9/30/95                      9.05      0.54           0.38          (0.54)       --               --           --           --
INVESTOR A CLASS
9/30/99                    $ 9.67   $  0.52         $(0.47)        $(0.52)      $--           $   --       $(0.10)         $--
9/30/98                      9.49      0.53           0.23          (0.53)       --               --        (0.05)          --
9/30/97                      9.32      0.53           0.17          (0.53)       --               --           --           --
9/30/96                      9.43      0.52          (0.09)         (0.51)       --               --        (0.03)          --
9/30/95                      9.05      0.54           0.38          (0.54)       --               --           --           --
INVESTOR B CLASS
9/30/99                    $ 9.67   $  0.45         $(0.47)        $(0.45)      $--           $   --       $(0.10)         $--
2/5/98 1 through 9/30/98     9.51      0.29           0.21          (0.29)       --               --        (0.05)          --
INVESTOR C CLASS
10/16/98 1 THROUGH 9/30/99 $ 9.65   $  0.43         $(0.45)        $(0.43)      $--           $   --       $(0.10)         $--
-------------------
CORE BOND PORTFOLIO
-------------------
BLACKROCK CLASS
9/30/99                    $10.12   $  0.59         $(0.60)        $(0.58)      $--           $   --       $(0.22)         $--
9/30/98                      9.82      0.61           0.40          (0.62)       --               --        (0.09)          --
5/1/97 1 through 9/30/97     9.57      0.26           0.24          (0.25)       --               --           --           --
INSTITUTIONAL CLASS
9/30/99                    $10.12   $  0.57         $(0.59)        $(0.57)      $--           $   --       $(0.22)         $--
9/30/98                      9.82      0.59           0.40          (0.60)       --               --        (0.09)          --
9/30/97                      9.55      0.62           0.26          (0.61)       --               --           --           --
4/1/96 through 9/30/96       9.61      0.30          (0.06)         (0.30)       --               --           --           --
7/1/95 though 3/31/96        9.85      0.47          (0.07)         (0.47)       --               --        (0.17)          --
6/30/95                      9.36      0.62           0.50          (0.62)       --               --        (0.01)          --
SERVICE CLASS
9/30/99                    $10.12   $  0.54         $(0.59)        $(0.54)      $--           $   --       $(0.22)         $--
9/30/98                      9.82      0.56           0.40          (0.57)       --               --        (0.09)          --
9/30/97                      9.55      0.59           0.26          (0.58)       --               --           --           --
4/1/96 through 9/30/96       9.61      0.30          (0.07)         (0.29)       --               --           --           --
1/12/96 1 through 3/31/96    9.91      0.11          (0.30)         (0.11)       --               --           --           --
INVESTOR A CLASS
9/30/99                    $10.12   $  0.53         $(0.60)        $(0.52)      $--           $   --       $(0.22)         $--
9/30/98                      9.82      0.55           0.40          (0.56)       --               --        (0.09)          --
9/30/97                      9.55      0.58           0.26          (0.57)       --               --           --           --
4/1/96 through 9/30/96       9.61      0.28          (0.06)         (0.28)       --               --           --           --
1/31/96 1 through 3/31/96    9.99      0.08          (0.38)         (0.08)       --               --           --           --
Investor B Class
9/30/99                    $10.12   $  0.46         $(0.60)        $(0.45)      $--           $   --       $(0.22)         $--
9/30/98                      9.82      0.47           0.40          (0.48)       --               --        (0.09)          --
9/30/97                      9.55      0.51           0.26          (0.50)       --               --           --           --
4/1/96 through 9/30/96       9.61      0.26          (0.07)         (0.25)       --               --           --           --
3/18/96 1 through 3/31/96    9.58      0.01           0.03          (0.01)       --               --           --           --
INVESTOR C CLASS
9/30/99                    $10.12   $  0.47         $(0.61)        $(0.45)      $--           $   --       $(0.22)         $--
9/30/98                      9.82      0.47           0.40          (0.48)       --               --        (0.09)          --
2/28/97 1 through 9/30/97    9.64      0.29           0.17          (0.28)       --               --           --           --
---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------
INVESTOR A CLASS
9/30/99                    $10.84   $  0.55         $(0.70)        $(0.54)      $--           $(0.07)      $(0.16)         $--
9/30/98                     10.49      0.53           0.54          (0.61)       --               --        (0.11)          --
9/30/97                     10.20      0.73           0.30          (0.74)       --               --           --           --
9/30/96                     10.68      0.68          (0.22)         (0.66)       --               --        (0.28)          --
10/3/94 1 though 9/30/95    10.00      0.55           0.68          (0.55)       --               --           --           --

                                                                              Ratio of
                           Net                        Net                      expenses to    Ratio of expenses
                         asset                     assets        Ratio of     average net       to average       Ratio of net
                          value                     end of       expenses to     assets          net assets    investment income
                         end of      Total          period       average net   (excluding        (excluding     to average net
                         period     return           (000)         assets   interest expense)     waivers)          assets
--------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
9/30/99                  $ 9.10       1.10%      $  476,236           1.74%       0.60%             1.96%            6.12%
9/30/98                    9.67       8.81          490,674           1.72        0.59              1.99             6.05
9/30/97                    9.49       8.40          295,709           0.98        0.53              1.27             6.18
9/30/96                    9.32       5.10          207,909           0.83        0.53              1.13             5.97
9/30/95                    9.43      10.76          124,979           0.55        0.47              0.89             6.10
SERVICE CLASS
9/30/99                  $ 9.10       0.80%      $   24,299           2.05%       0.90%             2.26%            5.81%
9/30/98                    9.67       8.48           25,946           2.06        0.89              2.33             5.78
9/30/97                    9.49       8.07           52,316           1.27        0.83              1.56             5.88
9/30/96                    9.32       4.79           45,362           1.14        0.83              1.44             5.67
9/30/95                    9.43      10.46           36,718           0.82        0.74              1.17             5.82
INVESTOR A CLASS
9/30/99                  $ 9.10       0.62%3     $    2,387           2.21%       1.08%             2.43%            5.70%
9/30/98                    9.67       8.30 3          1,648           2.22        1.06              2.49             5.64
9/30/97                    9.49       7.89 3          1,116           1.44        1.00              1.73             5.70
9/30/96                    9.32       4.74 3            935           1.27        0.97              1.57             5.53
9/30/95                    9.43      10.35 3            647           0.84        0.76              1.19             5.81
INVESTOR B CLASS
9/30/99                  $ 9.10      (0.13)%4    $    1,010           2.81%       1.79%             3.02%            4.89%
2/5/98 1 through 9/30/98   9.67       7.83 4            111           2.79 2      1.75 2            3.06 2           4.50 2
INVESTOR C CLASS
10/16/98 1 THROUGH 9/30/99$ 9.10     (0.18)%4    $      420           2.81%2      1.82%2            3.02%2           4.99%2
-------------------
CORE BOND PORTFOLIO
-------------------
BLACKROCK CLASS
9/30/99                  $ 9.31      (0.02)%     $  160,791           0.79%       0.40%             1.07%            6.13%
9/30/98                   10.12      10.74           92,723           0.68        0.40              1.02             6.14
5/1/97 1 through 9/30/97   9.82       5.30           48,139           0.56 2      0.40 2            0.85 2           6.54 2
INSTITUTIONAL CLASS
9/30/99                  $ 9.31      (0.17)%     $  712,529           0.93%       0.55%             1.19%            5.94%
9/30/98                   10.12      10.57          673,823           0.83        0.55              1.17             6.00
9/30/97                    9.82      10.03          393,657           0.84        0.55              1.14             6.52
4/1/96 through 9/30/96     9.55       2.55          162,626           0.80 2      0.55 2            1.09 2           6.50 2
7/1/95 though 3/31/96      9.61       3.93           64,707           0.75 2      0.66 2            1.00 2           5.80 2
6/30/95                    9.85      11.79           32,191           0.55        0.55              1.75             6.62
SERVICE CLASS
9/30/99                  $ 9.31      (0.47)%     $   65,758           1.23%       0.86%             1.48%            5.63%
9/30/98                   10.12      10.24           70,111           1.18        0.85              1.52             5.72
9/30/97                    9.82       9.71          122,308           1.35        0.85              1.64             6.09
4/1/96 through 9/30/96     9.55       2.40          117,207           1.082       0.85 2            1.372            6.102
1/12/96 1 through 3/31/96  9.61      (1.90)         232,040           0.942       0.85 2            1.192            5.372
INVESTOR A CLASS
9/30/99                  $ 9.31      (0.64)%3    $    6,776           1.41%       1.03%             1.66%            5.48%
9/30/98                   10.12      10.04 3          5,108           1.27        0.98              1.61             5.49
9/30/97                    9.82       9.52 3          2,441           1.36        1.01              1.65             5.96
4/1/96 through 9/30/96     9.55       2.36 3            320           1.27 2      1.02 2            1.56 2           6.04 2
1/31/96 1 through 3/31/96  9.61      (2.96)3             80           1.11 2      1.02 2            1.36 2           5.34 2
INVESTOR B CLASS
9/30/99                  $ 9.31      (1.38)%4    $   14,383           2.15%       1.77%             2.41%            4.72%
9/30/98                   10.12       9.20 4         11,734           2.01        1.76              2.35             4.78
9/30/97                    9.82       8.71 4          5,295           2.17        1.75              2.46             5.19
4/1/96 through 9/30/96     9.55       1.98 4          1,497           2.00 2      1.72 2            2.29 2           5.40 2
3/18/96 1 through 3/31/96  9.61      (0.33)4             77           1.86 2      1.77 2            2.11 2           4.62 2
INVESTOR C CLASS
9/30/99                  $ 9.31      (1.38)%4    $    6,762           2.16%       1.76%             2.40%            4.81%
9/30/98                   10.12       9.20 4          2,035           1.90        1.73              2.24             4.75
2/28/97 1 through 9/30/97  9.82       4.82 4            128           1.93 2      1.74 2            2.22 2           5.22 2
-------------------------
GOVERNMENT INCOME PORTFOL
-------------------------
INVESTOR A CLASS
9/30/99                  $ 9.92      (1.40)%3    $    6,713           1.96%       1.07%             2.32%            5.30%
9/30/98                   10.84      11.13 3          6,045           1.46        1.05              2.04             5.45
9/30/97                   10.49      10.48 3          4,876           1.41        1.02              2.13             7.63
9/30/96                   10.20       4.43 3          3,651           2.96        0.91              3.72             6.54
10/3/94 1 though 9/30/95  10.68      14.27 3          2,990           0.92 2      0.37 2            2.36 2           6.34 2

                            Ratio of net
                          investment income
                            to average
                             net assets     Portfolio
                             (excluding     turnover
                              waivers)        rate
-----------------------------------------------------
INSTITUTIONAL CLASS
9/30/99                          5.90%         221%
9/30/98                          5.78          221
9/30/97                          5.89          321
9/30/96                          5.67          670
9/30/95                          5.76          262
Service Class
9/30/99                          5.60%         221%
9/30/98                          5.51          221
9/30/97                          5.59          321
9/30/96                          5.36          670
9/30/95                          5.47          262
INVESTOR A CLASS
9/30/99                          5.49%         221%
9/30/98                          5.37          221
9/30/97                          5.41          321
9/30/96                          5.23          670
9/30/95                          5.47          262
INVESTOR B CLASS
9/30/99                          4.68%         221%
2/5/98 1 through 9/30/98         4.23 2        221
INVESTOR C CLASS
10/16/98 1 THROUGH 9/30/99       4.77%2       221%
-------------------
CORE BOND PORTFOLIO
-------------------
BLACKROCK CLASS
9/30/99                          5.85%         328%
9/30/98                          5.80          405
5/1/97 1 through 9/30/97         6.25 2        441
INSTITUTIONAL CLASS
9/30/99                          5.68%         328%
9/30/98                          5.66          405
9/30/97                          6.23          441
4/1/96 through 9/30/96           6.20 2        308
7/1/95 though 3/31/96            5.55 2        723
6/30/95                          5.43          435
SERVICE CLASS
9/30/99                          5.37%         328%
9/30/98                          5.38          405
9/30/97                          5.81          441
4/1/96 through 9/30/96           5.81 2        308
1/12/96 1 through 3/31/96        5.12 2        723
INVESTOR A CLASS
9/30/99                          5.23%         328%
9/30/98                          5.15          405
9/30/97                          5.67          441
4/1/96 through 9/30/96           5.75 2        308
1/31/96 1 through 3/31/96        5.10 2        723
INVESTOR B CLASS
9/30/99                          4.47%         328%
9/30/98                          4.44          405
9/30/97                          4.90          441
4/1/96 through 9/30/96           5.11 2        308
3/18/96 1 through 3/31/96        4.37 2        723
INVESTOR C CLASS
9/30/99                          4.56%         328%
9/30/98                          4.41          405
2/28/97 1 through 9/30/97        4.93 2        441
--------------------------
GOVERNMENT INCOME PORTFOIO
--------------------------
INVESTOR A CLASS
9/30/99                          4.94%         195%
9/30/98                          4.87          477
9/30/97                          6.91          393
9/30/96                          5.78          434
10/3/94 1 though 9/30/95         4.89 2        258


See accompanying notes to financial statements.

58 & 59

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                 Net                  Net gain                   Distributions                        Distributions
                                asset                 (loss) on   Distributions  in excess       Net     Distributions   in excess
                                value       Net      investments    from net       of net   Distributions   from net      of net
                              beginning investment (both realized  investment    investment     from       realized      realized
                              of period   income   and unrealized)   income        income      capital       gains         gains
----------------------------------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
9/30/99                      $10.84     $  0.47       $(0.70)      $(0.46)          $   --     $(0.07)     $(0.16)          $--
9/30/98                       10.49        0.54         0.50        (0.58)              --         --       (0.11)           --
9/30/97                       10.20        0.66         0.30        (0.67)              --         --          --            --
9/30/96                       10.68        0.60        (0.21)       (0.59)              --         --       (0.28)           --
10/3/94 1 through 9/30/95     10.00        0.50         0.68        (0.50)              --         --          --            --
INVESTOR C CLASS
9/30/99                      $10.84     $  0.47       $(0.70)      $(0.46)          $   --     $(0.07)     $(0.16)          $--
9/30/98                       10.49        0.51         0.53        (0.58)              --         --       (0.11)           --
2/28/97 1 through 9/30/97     10.30        0.37         0.20        (0.38)              --         --          --            --
--------------
GNMA PORTFOLIO
--------------
INSTITUTIONAL CLASS
9/30/99                      $10.11       $0.61       $(0.49)      $(0.60)          $   --     $   --      $(0.02)          $--
5/18/98 1 through 9/30/98     10.00        0.23         0.10        (0.22)              --         --          --            --
Service Class
9/30/99                      $10.11     $  0.58       $(0.49)      $(0.57)          $   --     $   --      $(0.02)          $--
5/18/98 1 through 9/30/98     10.00        0.27         0.04        (0.20)              --         --          --            --
INVESTOR A CLASS
9/30/99                      $10.11     $  0.56       $(0.49)      $(0.55)          $   --     $   --      $(0.02)          $--
5/18/98 1 through 9/30/98     10.00        0.20         0.11        (0.20)              --         --          --            --
Investor B Class
9/30/99                      $10.11     $  0.48       $(0.49)      $(0.47)          $   --     $   --      $(0.02)          $--
5/18/98 1 through 9/30/98     10.00        0.17         0.11        (0.17)              --         --          --            --
INVESTOR C CLASS
9/30/99                      $10.11     $  0.48       $(0.49)      $(0.47)          $   --     $   --      $(0.02)          $--
5/18/98 1 through 9/30/98     10.00        0.23         0.05        (0.17)              --         --          --            --
------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
9/30/99                      $10.64     $  0.62       $(0.57)      $(0.62)          $   --     $   --      $(0.15)          $--
9/30/98                       10.41        0.67         0.26        (0.65)              --         --       (0.05)           --
9/30/97                       10.09        0.68         0.32        (0.68)              --         --          --            --
9/30/96                       10.38        0.64        (0.21)       (0.62)              --         --       (0.10)           --
9/30/95                        9.79        0.65         0.60        (0.65)           (0.01)        --          --            --
SERVICE CLASS
9/30/99                      $10.64     $  0.59       $(0.57)      $(0.59)          $   --     $   --      $(0.15)          $--
9/30/98                       10.41        0.60         0.30        (0.62)              --         --       (0.05)           --
9/30/97                       10.09        0.66         0.31        (0.65)              --         --          --            --
9/30/96                       10.38        0.61        (0.20)       (0.60)              --         --       (0.10)           --
9/30/95                        9.79        0.63         0.60        (0.63)           (0.01)        --          --            --
INVESTOR A CLASS
9/30/99                      $10.64     $  0.58       $(0.57)      $(0.58)          $   --     $   --      $(0.15)          $--
9/30/98                       10.41        0.59         0.29        (0.60)              --         --       (0.05)           --
9/30/97                       10.09        0.65         0.31        (0.64)              --         --          --            --
9/30/96                       10.38        0.59        (0.20)       (0.58)              --         --       (0.10)           --
9/30/95                        9.79        0.60         0.60        (0.60)           (0.01)        --          --            --
INVESTOR B CLASS
9/30/99                      $10.64     $  0.50       $(0.57)      $(0.50)          $   --     $   --      $(0.15)          $--
9/30/98                       10.41        0.52         0.29        (0.53)              --         --       (0.05)           --
7/15/97 1 through 9/30/97     10.39        0.09         0.02        (0.09)              --         --          --            --
INVESTOR C CLASS
5/19/99 1 through 9/30/99    $10.14     $  0.08       $(0.22)      $(0.08)          $   --     $   --      $   --           $--
----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
9/30/99                      $11.24     $  0.30       $(0.09)      $(0.64)          $   --     $   --      $   --           $--
9/30/98                       10.95        0.45         0.83        (0.57)              --         --       (0.42)           --
9/30/97                       11.71        0.78         0.42        (1.47)              --         --       (0.49)           --
6/10/96 1 through 9/30/96     11.37        0.21         0.30        (0.17)              --         --          --            --
SERVICE CLASS
9/30/99                      $11.24     $  0.24       $(0.06)      $(0.61)          $   --     $   --      $   --           $--
9/30/98                       10.95        0.18         1.06        (0.53)              --         --       (0.42)           --
9/30/97                       11.71        1.36        (0.19)       (1.44)              --         --       (0.49)           --
2/1/96 through 9/30/96        11.39        0.89        (0.29)       (0.28)              --         --          --            --
3/1/95 through 1/31/96        10.52        0.62         1.13        (0.88)              --         --          --            --
2/28/95                       10.75        0.62        (0.48)       (0.13)              --         --       (0.24)           --



                                                                                 Ratio of
                              Net                      Net                     expenses to      Ratio of expenses
                              asset                   assets       Ratio of     average net          to average     Ratio of net
                              value                   end of      expenses to     assets             net assets   investment income
                              end of      Total       period      average net   (excluding           (excluding    to average net
                             period      return        (000)        assets    interest expense)       waivers)         assets
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
9/30/99                     $ 9.92       (2.14)%4   $   34,753       2.72%        1.81%               3.08%          4.55%
9/30/98                      10.84       10.31 4        25,165       2.01         1.80                2.59           4.82
9/30/97                      10.49        9.66 4        14,796       2.14         1.77                2.86           6.89
9/30/96                      10.20        3.68 4        11,119       3.69         1.64                4.45           5.76
10/3/94 1 through 9/30/95    10.68       13.52 4        10,188       1.60 2       1.05 2              3.05 2         5.62 2
INVESTOR C CLASS
9/30/99                     $ 9.92       (2.14)%4   $    2,435       2.70%        1.81%               3.06%          4.52%
9/30/98                      10.84       10.31 4         1,551       2.14         1.80                2.72           4.64
2/28/97 1 through 9/30/97    10.49        5.64 4           849       3.24 2       1.70 2              3.96 2         5.57 2
--------------
GNMA PORTFOLIO
--------------
INSTITUTIONAL CLASS
9/30/99                     $ 9.61        1.14%     $  110,611       0.86%        0.60%               1.21%          6.15%
5/18/98 1 through 9/30/98    10.11        1.36             --        0.63 2       0.60 2              1.00 2         6.09 2
Service Class
9/30/99                     $ 9.61        0.84%     $      97        1.31%        0.88%               1.64%          6.12%
5/18/98 1 through 9/30/98    10.11        3.18             --        0.74 2       0.57 2              1.11 2         8.78 2
INVESTOR A CLASS
9/30/99                     $ 9.61        0.67%3    $    1,106       1.37%        1.08%               1.69%          5.76%
5/18/98 1 through 9/30/98    10.11        3.12 3           535       1.10 2       1.06 2              1.47 2         5.65 2
Investor B Class
9/30/99                     $ 9.61       (0.09)%4   $      229       2.08%        1.81%               2.43%          4.94%
5/18/98 1 through 9/30/98    10.11        2.85 4           166       1.73 2       1.70 2              2.10 2         4.50 2
INVESTOR C CLASS
9/30/99                     $ 9.61       (0.09)%4   $       24       2.16%        1.71%               2.50%          5.15%
5/18/98 1 through 9/30/98    10.11        2.85 4            --       0.57 2       0.57 2              0.94 2         5.26 2
------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
9/30/99                     $ 9.92        0.57%     $1,252,991       1.45%        0.65%               1.57%          6.11%
9/30/98                      10.64        9.25       1,335,054       1.30         0.63                1.48           6.04
9/30/97                      10.41       10.25         537,260       0.92         0.58                1.17           6.65
9/30/96                      10.09        4.33         564,744       0.58         0.58                0.81           6.17
9/30/95                      10.38       13.27         443,148       0.57         0.57                0.77           6.44
SERVICE CLASS
9/30/99                     $ 9.92        0.26%     $  270,943       1.76%        0.95%               1.88%          5.81%
9/30/98                      10.64        8.93         257,641       1.69         0.93                1.87           5.76
9/30/97                      10.41        9.93         266,750       1.27         0.88                1.52           6.37
9/30/96                      10.09        4.05         165,073       0.88         0.88                1.11           5.87
9/30/95                      10.38       12.97         116,846       0.85         0.85                1.05           6.14
INVESTOR A CLASS
9/30/99                     $ 9.92        0.09%3    $   15,092       1.93%        1.12%               2.04%          5.62%
9/30/98                      10.64        8.74 3        14,897       1.90         1.10                2.08           5.64
9/30/97                      10.41        9.74 3        15,230       1.41         1.05                1.66           6.18
9/30/96                      10.09        3.83 3        11,193       1.05         1.05                1.29           5.67
9/30/95                      10.38       12.74 3        11,977       1.05         1.05                1.25           5.96
INVESTOR B CLASS
9/30/99                     $ 9.92       (0.66)%4   $    5,818       2.68%        1.87%               2.80%          4.88%
9/30/98                      10.64        7.94 4         4,639       2.43         1.82                2.61           4.71
7/15/97 1 through 9/30/97    10.41        1.35 4           468       2.14 2       1.31 2              2.39 2         3.85
INVESTOR C CLASS
5/19/99 1 through 9/30/99   $ 9.92          --%     $       --5      2.53%2       1.79%2              2.64%2         4.93%
----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
9/30/99                     $10.81        1.91%     $   59,265       1.03%        1.03%               1.03%          3.79%
9/30/98                      11.24       12.51          43,672       1.01         1.01                1.16           4.08
9/30/97                      10.95       11.59          43,310       0.98         0.98                1.08           5.28
6/10/96 1 through 9/30/96    11.71        4.48          30,882       0.92 2       0.92 2              1.32 2         6.28 2
SERVICE CLASS
9/30/99                     $10.81        1.60%     $    3,730       1.33%        1.33%               1.33%          3.50%
9/30/98                      11.24       12.17           2,359       1.31         1.31                1.46           3.79
9/30/97                      10.95       11.23           6,708       1.30         1.29                1.40           5.01
2/1/96 through 9/30/96       11.71        5.39           7,836       1.09 2       1.09 2              1.20 2         3.82 2
3/1/95 through 1/31/96       11.39       16.79          37,627       1.23 2       1.23 2              1.23 2         5.62 2
2/28/95                      10.52        1.50          45,657       1.24         1.24                1.24           5.96



                             Ratio of net
                            investment income
                              to average
                              net assets   Portfolio
                              (excluding   turnover
                               waivers)      rate
-----------------------------------------------------
INVESTOR B CLASS
9/30/99                         4.19%        195%
9/30/98                         4.24         477
9/30/97                         6.17         393
9/30/96                         5.00         434
10/3/94 1 through 9/30/95       4.17 2       258
INVESTOR C CLASS
9/30/99                         4.16%        195%
9/30/98                         4.06         477
2/28/97 1 through 9/30/97       4.85 2       393
--------------
GNMA PORTFOLIO
--------------
INSTITUTIONAL CLASS
9/30/99                         5.81%        124%
5/18/98 1 through 9/30/98       5.72 2        56
Service Class
9/30/99                         5.79%        124%
5/18/98 1 through 9/30/98       8.41 2        56
INVESTOR A CLASS
9/30/99                         5.44%        124%
5/18/98 1 through 9/30/98       5.28 2        56
Investor B Class
9/30/99                         4.59%        124%
5/18/98 1 through 9/30/98       4.13 2        56
INVESTOR C CLASS
9/30/99                         4.81%        124%
5/18/98 1 through 9/30/98       4.90 2        56
------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
9/30/99                         5.99%        239%
9/30/98                         5.86         376
9/30/97                         6.40         428
9/30/96                         5.95         638
9/30/95                         6.24         203
SERVICE CLASS
9/30/99                         5.69%        239%
9/30/98                         5.58         376
9/30/97                         6.12         428
9/30/96                         5.65         638
9/30/95                         5.94         203
INVESTOR A CLASS
9/30/99                         5.50%        239%
9/30/98                         5.46         376
9/30/97                         5.93         428
9/30/96                         5.44         638
9/30/95                         5.76         203
INVESTOR B CLASS
9/30/99                         4.77%        239%
9/30/98                         4.53         376
7/15/97 1 through 9/30/97       3.60 2       428
INVESTOR C CLASS
5/19/99 1 through 9/30/99       4.82% 2      239%
----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
9/30/99                         3.79%        317%
9/30/98                         3.93         225
9/30/97                         5.18         272
6/10/96 1 through 9/30/96       5.88 2       108
SERVICE CLASS
9/30/99                         3.50%        317%
9/30/98                         3.64         225
9/30/97                         4.91         272
2/1/96 through 9/30/96          3.72 2       108
3/1/95 through 1/31/96          5.62 2       159
2/28/95                         5.96         131



See accompanying notes to financial statements.

60 & 61

                                 BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                Net                  Net gain                  Distributions             Distributions   Net
                               asset                 (loss) on   Distributions   in excess  Distributions  in excess    asset
                               value       Net      investments    from net       of net      from net      of net      value
                             beginning investment (both realized  investment    investment    realized     realized    end of
                             of period   income   and unrealized)   income        income        gains        gains     period
-------------------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/99                     $11.24     $  0.23       $(0.07)        $(0.59)        $--          $   --        $--     $10.81
9/30/98                      10.95        0.47         0.76          (0.52)         --           (0.42)        --      11.24
9/30/97                      11.71        1.10         0.05          (1.42)         --           (0.49)        --      10.95
4/22/96 1 through 9/30/96    11.37        0.26         0.32          (0.24)         --              --         --      11.71
INVESTOR B CLASS
9/30/99                     $11.24     $  0.13       $(0.05)        $(0.51)        $--          $   --        $--     $10.81
9/30/98                      10.95        0.40         0.74          (0.43)         --           (0.42)        --      11.24
9/30/97                      11.71        1.06           --          (1.33)         --           (0.49)        --      10.95
4/19/96 1 through 9/30/96    11.36        0.22         0.33          (0.20)         --              --         --      11.71
INVESTOR C CLASS
9/30/99                     $11.24     $  0.13       $(0.05)        $(0.51)        $--          $   --        $--     $10.81
9/30/98                      10.95        0.54         0.60          (0.43)         --           (0.42)        --      11.24
9/30/97                      11.71        1.15        (0.09)         (1.33)         --           (0.49)        --      10.95
9/11/96 1 through 9/30/96    11.58        0.02         0.12          (0.01)         --              --         --      11.71
-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------
BLACKROCK CLASS
11/19/98 1 through 9/30/99  $10.00     $  0.90       $(0.32)        $(0.85)        $--          $   --        $--     $ 9.73
INSTITUTIONAL CLASS
11/19/98 1 through 9/30/99  $10.00     $  0.90       $(0.31)        $(0.86)        $--          $   --        $--     $ 9.73
SERVICE CLASS
11/19/98 1 through 9/30/99  $10.00     $  0.85       $(0.31)        $(0.81)        $--          $   --        $--     $ 9.73
INVESTOR A CLASS
11/19/98 1 through 9/30/99  $10.00     $  0.86       $(0.31)        $(0.82)        $--          $   --        $--     $ 9.73
INVESTOR B CLASS
11/19/98 1 through 9/30/99  $10.00     $  0.79       $(0.31)        $(0.75)        $--          $   --        $--     $ 9.73
INVESTOR C CLASS
11/19/98 1 through 9/30/99  $10.00     $  0.78       $(0.31)        $(0.74)        $--          $   --        $--     $ 9.73



                                                                        Ratio of
                                           Net                       expenses to     Ratio of expenses
                                         assets       Ratio of       average net        to average        Ratio of net
                                         end of      expenses to       assets           net assets      investment income
                             Total       period      average net     (excluding         (excluding       to average net
                            return        (000)        assets     interest expense)      waivers)            assets
----------------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/99                      1.43% 3    $  2,638         1.49%          1.49%              1.49%               3.30%
9/30/98                     11.98 3        1,705         1.48           1.48               1.63                3.59
9/30/97                     11.02 3        1,015         1.42           1.42               1.52                4.49
4/22/96 1 through 9/30/96    5.13 3          176         1.45 2         1.45 2             1.86 2              5.29 2
INVESTOR B CLASS
9/30/99                      0.67% 4    $  2,447         2.24%          2.24%              2.24%               2.56%
9/30/98                     11.15 4        1,512         2.22           2.22               2.37                2.83
9/30/97                     10.11 4          979         2.12           2.12               2.22                3.65
4/19/96 1 through 9/30/96    4.90 4          136         2.09 2         2.09 2             2.49 2              4.61 2
INVESTOR C CLASS
9/30/99                      0.67% 4    $  2,269         2.24%          2.24%              2.24%               2.55%
9/30/98                     11.15 4        1,249         2.22           2.22               2.37                2.83
9/30/97                     10.13 4          474         2.11           2.11               2.21                3.57
9/11/96 1 through 9/30/96    1.24 4           19         1.53 2         1.53 2             1.93 2              2.79 2
-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------
BLACKROCK CLASS
11/19/98 1 through 9/30/99   5.87%      $     --         0.33%2         0.28%2            0.41%2             10.45%2
INSTITUTIONAL CLASS
11/19/98 1 through 9/30/99   5.93%      $ 63,860         1.02%2         0.71%2            1.67%2             10.49%2
SERVICE CLASS
11/19/98 1 through 9/30/99   5.47%      $     --         2.21%2         1.59%2            3.33%2              9.93%2
INVESTOR A CLASS
11/19/98 1 through 9/30/99   5.50%3     $  4,412         1.54%2         1.15%2            2.21%2             10.17%2
INVESTOR B CLASS
11/19/98 1 through 9/30/99   4.78%4     $ 12,407         2.27%2         1.88%2            2.94%2              9.41%2
INVESTOR C CLASS
11/19/98 1 through 9/30/99   4.69%4     $  2,647         2.25%2         1.88%2            2.92%2              9.36%2



                                 Ratio of net
                             investment income
                                to average
                                net assets        Portfolio
                                (excluding        turnover
                                 waivers)           rate
-----------------------------------------------------------
INVESTOR A CLASS
9/30/99                            3.30%            317%
9/30/98                            3.44             225
9/30/97                            4.39             272
4/22/96 1 through 9/30/96          4.88 2           108
INVESTOR B CLASS
9/30/99                            2.56%            317%
9/30/98                            2.68             225
9/30/97                            3.55             272
4/19/96 1 through 9/30/96          4.21 2           108
INVESTOR C CLASS
9/30/99                            2.55%            317%
9/30/98                            2.68             225
9/30/97                            3.47             272
9/11/96 1 through 9/30/96          2.38 2           108
-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------
BLACKROCK CLASS
11/19/98 1 through 9/30/99        10.38%2           185%
INSTITUTIONAL CLASS
11/19/98 1 through 9/30/99         9.85%2           185%
SERVICE CLASS
11/19/98 1 through 9/30/99         8.81%2           185%
INVESTOR A CLASS
11/19/98 1 through 9/30/99         9.49%2           185%
INVESTOR B CLASS
11/19/98 1 through 9/30/99         8.73%2           185%
INVESTOR C CLASS
11/19/98 1 through 9/30/99         8.69%2           185%


1  Commencement of operations of share class.
2  Annualized.
3  Sales load not relected in total return.
4  Contingent deferred sales load not relected in total return.
5  There were no Investor C shares outstanding as of September 30, 1999.

See accompanying notes to financial statements.


62 & 63

                                 BLACKROCK FUNDS

                          NOTES TO FINANCIAL STATEMENTS

     BlackRock Funds SM ("the Fund") was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 36 publicly-offered portfolios, 9 of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Portfolios of the Fund offer as many as six classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

------------------------------------------------------------------------------------------------------------------------------------
        Portfolio                                                       Share Classes
------------------------------------------------------------------------------------------------------------------------------------

                           BlackRock      Institutional       Service         Investor A           Investor B        Investor C
------------------------------------------------------------------------------------------------------------------------------------
                  Contractual Actual Contractual Actual Contractual Actual Contractual Actual Contractual Actual Contractual Actual
                       Fees   Fees(4)   Fees     Fees(4)   Fees(1)  Fees(4)  Fees(2)  Fees(4)   Fees(3)   Fees(4)  Fees(3)   Fees(4)
------------------------------------------------------------------------------------------------------------------------------------
Low Duration Bond      None     None    None       None     0.30%    0.30%    0.50%    0.40%    1.15%     1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Government
  Bond                  N/A      N/A    None       None     0.30%    0.30%    0.50%    0.40%    1.15%     1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond      None     None    None       None     0.30%    0.30%    0.50%    0.40%    1.15%     1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
Core Bond              None     None    None       None     0.30%    0.30%    0.50%    0.40%    1.15%     1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
Government Income       N/A      N/A     N/A        N/A      N/A      N/A     0.50%    0.40%    1.15%     1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
GNMA                    N/A      N/A    None       None     0.30%    0.30%    0.50%    0.40%    1.15%     1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
Managed Income          N/A      N/A    None       None     0.30%    0.30%    0.50%    0.40%    1.15%     1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
International Bond      N/A      N/A    None       None     0.30%    0.30%    0.50%    0.40%    1.15%     1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond        None     None    None       None     0.30%    0.30%    0.50%    0.40%    1.15%     1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- the actual fees are as of September 30, 1999.

     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net asset of such respective classes.

(A)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices or on the basis of quotations provided by a pricing service or dealer which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Securities for which market quotations are not readily available are carried at fair value as determined in accordance with procedures adopted by the Board of Directors.

                                 BLACKROCK FUNDS

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared by each Portfolio each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment in federal funds) and are paid monthly. Over the course of a year, substantially all of each Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each Portfolio will be based on periodic projections of its net investment income. Net realized capital gains, if any, are distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Low Duration Bond, Managed Income and International Bond Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II)purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Portfolios isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

     The Portfolios report certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The Low Duration Bond, Managed Income and International Bond Portfolios enter into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. These contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the Portfolios' investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The aggregate principal amounts of the contracts are not recorded as the Portfolios intend to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at September 30, 1999, the Portfolios are obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:


                                                                                         Unrealized
                                                                             Value at     Foreign
Settlement          Currency           Currency                Contract    September 30,  Exchange
   Date              Amount              Sold                   Amount         1999      Gain/(Loss)
---------        -------------- -----------------------      -----------   ------------- ------------
Low Duration Bond Portfolio
11/05/99            2,742,981   Canadian Dollar .............$ 1,861,680   $ 1,867,218   $  (5,538)
                                                             ===========   ===========   =========
Managed Income Portfolio
11/05/99            4,764,660   Canadian Dollar .............$ 3,233,808   $ 3,243,428   $  (9,620)
                                                             ===========   ===========   =========
International Bond Portfolio
 10/18/99          16,000,000   European Currency Unit ......$16,704,000   $17,039,041   $(335,041)
 10/18/99         450,000,000   Japanese Yen ................  4,273,301     4,215,851      57,450
 10/27/99          17,338,000   Danish Krone ................  2,438,537     2,487,089     (48,552)
 10/27/99           6,159,000   Great British Pound ......... 10,091,522    10,139,941     (48,419)
 10/27/99          26,522,000   Swedish Krone ...............  3,226,521     3,242,378     (15,857)
 11/05/99           7,886,000   Canadian Dollar .............  5,352,283     5,368,205     (15,922)
 07/19/00          11,777,700   Hong Kong Dollar ............  1,500,000     1,505,376      (5,376)
                                                             -----------   -----------   ---------
                                                             $43,586,164   $43,997,881   $(411,717)
                                                             ===========   ===========   =========

                                 BLACKROCK FUNDS


                                                                                        UNREALIZED
                                                                           VALUE AT      FOREIGN
SETTLEMENT          CURRENCY        CURRENCY                   CONTRACT   SEPTEMBER 30,  EXCHANGE
   DATE              AMOUNT          BOUGHT                     AMOUNT       1999       GAIN/(LOSS)
---------        ------------   -------------------------     ----------  ------------- -----------
International Bond Portfolio
 11/05/99           4,000,000   Canadian Dollar ............. $2,713,262    $2,722,903      $9,641
                                                              ==========    ==========      ======

     INTEREST RATE SWAPS -- The Fund may enter into interest rate swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis on the daily fluctuations in the indices on which the contract is based. The daily net fluctuation is recorded as unrealized gains or losses by the Fund. At the termination of the agreement, the Fund will receive from or pay to the counter party, the accumulated net realized gain or loss, which will then be recorded as realized. The Fund did not hold any interest rate swaps at September 30, 1999.

     Risk may arise upon entering into interest rate swaps in the event of the default or bankruptcy of a swap agreement counter party.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     REVERSE REPURCHASE AGREEMENTS -- The Fund enters into reverse repurchase agreements with qualified, third party brokers-dealers as determined by and under the direction of the Fund's Board of Trustees. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

                                                       Low Duration      Intermediate      Government           Managed
                                                           Bond              Bond            Income             Income
                                                         Portfolio         Portfolio        Portfolio          Portfolio
                                                     ---------------   ---------------   ---------------    ---------------
Average daily balance of reverse repurchase
   agreements outstanding during the period
   ended September 30, 1999                         $   103,186,593    $   121,455,918    $    7,672,140    $   254,292,397
Weighted Average Interest Rate                                 4.79%              4.91%             4.95%              4.13%
Maximum Amount of reverse repurchase
   agreements outstanding at any month-end
   during the period ended September 30, 1999 1     $   151,662,727    $   185,041,187    $   18,792,769    $   391,893,759
Percentage of total assets                                    33.55%             24.78%            28.13%             18.86%
Amount of reverse repurchase agreements
   outstanding at September 30, 1999                $   105,456,761    $   104,099,204    $   18,792,769    $   262,485,201
Percentage of total assets                                    27.98%             15.64%            28.13%             13.89%

------------
1 The maximum amount of reverse repurchase agreements outstanding at any month end occurred on December 31, 1998, February 28, 1999, September 30, 1999 and February 28, 1999, respectively.

     FUTURES TRANSACTIONS -- The Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Certain Portfolios may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or

                                 BLACKROCK FUNDS

received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     OPTION SELLING/PURCHASING -- The Fund invests in financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Written Option transactions entered into during the year ended September 30, 1999 are summarized as follows:

                        Intermediate Government                                                                    Managed
                                 Bond                  Intermediate Bond               Core Bond                   Income
                         ---------------------      -----------------------     -----------------------     ----------------------
                         Number of                  Number of                   Number of                   Number of
                         Contracts    Premium       Contracts     Premium       Contracts     Premium       Contracts     Premium
                         ---------    --------      ---------     ---------     ---------     ---------     ---------     --------

Balance at 9/30/98              --    $     --             --     $     --             --    $      --             --    $      --
Written                        900      40,781          1,100       49,844          5,450      484,767          8,750      780,080
Closed/Expired                (900)    (40,781)        (1,100)     (49,844)        (5,450)    (484,767)        (8,750)    (780,080)
                         ---------    --------      ---------      -------      ---------    ----------     ---------    ---------
Balance at 9/30/99             --     $     --              --     $     --             --    $      --             --    $      --
                         =========    ========      =========     ========      =========    ==========     =========    =========

     TBA PURCHASE COMMITMENTS -- The Portfolios may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     MORTGAGE DOLLAR ROLLS -- Each Portfolio may enter into mortgage dollar rolls (principally using TBA's) in which the Portfolio sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls.

     In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. In a "drop" roll, the compensation is paid via a lower price for the security upon its repurchase. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. A Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

                                 BLACKROCK FUNDS

     SECURITIES LENDING -- Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% of the market value of the securities on loan. However, due to market fluctuations, the collateral may fall under 102% of the market value of the securities on loan. On the next business day the collateral is adjusted to meet the 102% requirement based on the prior day's market fluctuations and the current day's security lending activity. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans (including rights to draw on letters of credit) at September 30, 1999, is as follows:


                                                           Value of        Income
                                       Market Value of    Collateral      Earned on
           Portfolio                 Securities On Loan    Received   Securities Loaned*
           ---------                 ------------------   ----------- ----------------
           Intermediate Bond Portfolio .... $   577,250   $   605,550   $ 5,362
           Core Bond Portfolio ............  36,753,616    37,971,708    46,127
           Managed Income Portfolio .......  62,884,292    64,906,405    59,415

     *Income is included in interest income on the Statement of Operations.

     Other -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.


(B)  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Financial Management, Inc., ("BFM") a wholly-owned subsidiary of BlackRock, serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of PNC Bank Corp.

     For its advisory services, BlackRock is entitled to receive fees, computed daily and paid monthly, at the following annual rates, based on each Portfolio's average daily net assets:

                                                        Each Portfolio
                                                   Except the International         International Bond Portfolio
                                                Bond Portfolio & GNMA Portfolio           & GNMA Portfolio
                                                -------------------------------     ----------------------------
                                                          Investment                         Investment
       Average Daily Net Assets                          Advisory Fee                       Advisory Fee
       -----------------------------            -------------------------------     ----------------------------
       first $1 billion ........................             .500%                             .550%
       $1 billion-- $2 billion .................             .450                              .500
       $2 billion-- $3 billion .................             .425                              .475
       greater than $3 billion .................             .400                              .450

     For the year ended September 30, 1999, advisory fees and waivers for each Portfolio were as follows:

                                                             Gross                            Net Advisory
                                                         Advisory Fee           Waiver             Fee
                                                        --------------       -------------   --------------
     Low Duration Bond Portfolio .....................     $1,474,052           $754,500         $719,552
     Intermediate Government Bond Portfolio ..........      2,269,860            716,541        1,553,319
     Intermediate Bond Portfolio .....................      2,765,839          1,051,834        1,714,005
     Core Bond Portfolio .............................      4,630,434          2,137,403        2,493,031
     Government Income Portfolio .....................        216,293            106,976          109,317
     GNMA Portfolio ..................................        634,360            304,908          329,452
     Managed Income Portfolio ........................      7,687,219          1,600,525        6,086,694
     International Bond Portfolio ....................        327,368                 --          327,368
     High Yield Bond Portfolio .......................        263,946            260,621            3,325

     BlackRock pays BFM, Inc. fees for its sub-advisory services.

                                 BLACKROCK FUNDS

     PFPC, Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., BlackRock and BlackRock Distributors, Inc. ("BDI") act as co-administrators for
the  Fund.  For  these  services,  the  co-administrators   receive  a  combined
administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates:
 .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes, except for the BlackRock Class, are charged an administration fee based on the following percentage of average daily net assets of each respective class: .145% of the first $500 million, .135% of the next $500 million and .125% of assets in excess of $1 billion. The BlackRock Class is charged an administration fee of .035% of the first $500 million, .025% of the next $500 million and .015% of assets in excess of $1 billion based upon average daily net assets of its class.

     For the year ended September 30, 1999, administration fees and waivers for each Portfolio were as follows:


                                                          Gross                           Net
                                                     Administration                 Administration
                                                           Fee         Waiver             Fee
                                                     --------------   ----------    --------------
     Low Duration Bond Portfolio ...................    $  613,780      $111,419       $  502,361
     Intermediate Government Bond Portfolio ........     1,044,136       265,521          778,615
     Intermediate Bond Portfolio ...................     1,233,704       167,584        1,066,120
     Core Bond Portfolio ...........................     1,952,797       241,065        1,711,732
     Government Income Portfolio ...................        99,496        49,352           50,144
     GNMA Portfolio ................................       265,278        94,000          171,278
     Managed Income Portfolio ......................     3,351,362       297,082        3,054,280
     International Bond Portfolio ..................       136,887            --          136,887
     High Yield Bond Portfolio .....................        94,182        86,276            7,906

     Prior to February 1, 1999, BlackRock may have, at its discretion, waived all or any portion of its advisory fees for any Portfolio. In addition, PFPC, BlackRock and BDI may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into an expense limitation agreement effective February 1, 1999. The agreement sets a limit on certain of the operating expenses of each Portfolio for the next year and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio.

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

     The expense limits as a percentage of average daily net assets and amounts subject to possible reimbursement under the expense limitation agreement were as follows:

     Low Duration Bond Portfolio ....................   .385%    $  506,416
     Intermediate Government Bond Portfolio .........   .475%       594,654
     Intermediate Bond Portfolio ....................   .435%       727,071
     Core Bond Portfolio ............................   .380%     1,515,671
     Government Income Portfolio ....................   .550%       104,469
     GNMA Portfolio .................................   .485%       213,829
     Managed Income Portfolio .......................   .485%     1,187,847
     International Bond Portfolio ...................   .865%            --
     High Yield Bond Portfolio ......................   .525%       331,554

     PFPC Trust Co. (formerly PNC Bank, National Association) serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense payments ("distribution fees") made to BDI, as the fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into arrangements with various Service Organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.

                                 BLACKROCK FUNDS

                    NOTES TO FINANCIAL STATEMENTS CONTINUED)


(C)  PURCHASES AND SALES OF SECURITIES

     For the year ended September 30, 1999, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                 Purchases           Sales
                                              ---------------    ---------------
     Low Duration Bond Portfolio ............. $  245,016,961    $  216,797,928
     Intermediate Government Bond Portfolio ..    209,730,074       262,393,922
     Intermediate Bond Portfolio .............    571,651,372       519,579,315
     Core Bond Portfolio .....................  1,914,447,722     1,342,111,297
     Government Income Portfolio .............     60,893,283        43,555,706
     GNMA Portfolio ..........................    121,211,526        77,461,387
     Managed Income Portfolio ................  2,160,886,839     1,927,868,299
     International Bond Portfolio ............    127,204,430       126,543,804
     High Yield Bond Portfolio ...............    208,010,089       116,307,181

     For the year ended September 30, 1999, purchases and sales of government securities were as follows:

                                                  Purchases          Sales
                                                --------------   --------------
     Low Duration Bond Portfolio .............  $  507,704,420   $  474,005,359
     Intermediate Government Bond Portfolio ..     695,058,750      663,274,452
     Intermediate Bond Portfolio .............   1,037,369,048      972,018,310
     Core Bond Portfolio .....................   1,775,221,918    1,638,293,564
     Government Income Portfolio .............      72,022,414       58,617,167
     GNMA Portfolio ..........................      77,342,325       76,714,143
     Managed Income Portfolio ................   2,646,655,414    2,598,852,635
     International Bond Portfolio ............      18,685,823       20,493,594
     High Yield Bond Portfolio ...............       2,004,063        2,000,781

(D)  CAPITAL SHARES

     Transactions in capital shares for each period were as follows:


                                                     Low Duration Bond Portfolio
                                 ---------------------------------------------------------
                                     For the Year Ended             For the Year Ended
                                           9/30/99                        9/30/98
                                 -------------------------     ---------------------------
                                 Shares           Value           Shares         Value
                                 ---------    ------------     ----------    -------------
Shares sold:
     BlackRock Class ........      832,804    $  8,225,913     10,953,938    $ 108,478,776
     Institutional Class ....    5,049,746      50,160,391      7,756,306       77,356,855
     Service Class ..........      481,738       4,773,870        804,858        7,979,540
     Investor A Class .......    7,997,051      79,368,911      3,255,674       32,355,524
     Investor B Class .......      849,840       8,398,923         44,066          437,617
     Investor C Class .......      295,280       2,913,761         31,759          314,906
Shares issued in conversion:
     Institutional Class ....         --              --        6,225,309       61,630,555
Shares issued in reinvestment
  of dividends:
     BlackRock Class ........      437,739       4,345,898        506,324        5,019,138
     Institutional Class ....       77,974         773,054        111,942        1,108,874
     Service Class ..........       32,267         319,928         34,827          345,071
     Investor A Class .......        6,974          69,156          6,222           61,676
     Investor B Class .......        1,678          16,527             48              472
     Investor C Class .......          230           2,256             48              476
Shares redeemed:
     BlackRock Class ........   (7,196,600)    (71,522,179)    (4,357,893)     (43,261,535)
     Institutional Class ....   (5,717,416)    (56,567,681)    (7,815,690)     (77,483,136)
     Service Class ..........     (629,119)     (6,237,880)    (7,382,461)     (73,660,500)
     Investor  A Class ......   (8,023,994)    (79,648,051)    (3,086,710)     (30,685,324)
     Investor  B Class ......     (122,395)     (1,210,268)        (5,711)         (56,529)
     Investor  C Class ......     (169,657)     (1,673,985)        (5,037)         (49,887)
                                ----------    ------------    -----------    -------------
Net increase (decrease) .....   (5,795,860)   $(57,491,456)     7,077,819    $  69,892,569
                                ==========    ============    ===========    =============

                                 BLACKROCK FUNDS

                                               Intermediate Government Bond Portfolio
                                 -----------------------------------------------------------
                                     For the Year Ended             For the Year Ended
                                           9/30/99                        9/30/98
                                 ---------------------------   -----------------------------
                                   Shares          Value          Shares            Value
                                 ----------    -------------   ------------    -------------
Shares sold:
     Institutional Class ....     3,507,375    $  35,391,770      5,388,703    $  55,601,975
     Service Class ..........       827,540        8,427,966      2,085,488       21,357,363
     Investor A Class .......    23,464,426      235,348,637        420,548        4,312,104
     Investor B Class .......        81,567          823,939         37,733          387,253
     Investor C Class .......        33,550          335,611         34,215          351,716
Shares issued in conversion:
     Institutional Class ....          --               --       33,310,235      339,098,189
Shares issued in reinvestment
  of dividends:
     Institutional Class ....       290,113        2,975,693          5,852           59,670
     Service Class ..........        20,453          209,851           --               --
     Investor A Class .......        33,385          339,213         25,882          264,001
     Investor B Class .......           744            7,498             36              368
     Investor C Class .......             1               11           --                  7
Shares redeemed:
     Institutional Class ....    (6,636,676)     (67,012,012)    (6,104,045)     (62,424,167)
     Service Class ..........      (984,744)      (9,969,516)    (4,249,778)     (43,949,478)
     Investor A Class .......   (23,526,911)    (235,853,068)      (217,155)      (2,225,240)
     Investor B Class .......       (35,011)        (353,173)        (6,083)         (62,159)
     Investor C Class .......       (14,731)        (147,933)       (10,751)        (110,945)
                                -----------    -------------    -----------    -------------
Net increase (decrease) .....    (2,938,919)   $ (29,475,513)    30,720,880    $ 312,660,657
                                ===========    =============    ===========    =============

                                               Intermediate Bond Portfolio
                                 ----------------------------------------------------------
                                     For the Year Ended            For the Year Ended
                                           9/30/99                       9/30/98
                                 --------------------------    ----------------------------
                                   Shares         Value          Shares           Value
                                 ----------    ------------    -----------    -------------
Shares sold:
     BlackRock Class ........     1,378,815    $ 12,608,853      4,981,102    $  47,321,273
     Institutional Class ....    10,315,220      96,225,816     11,557,172      110,245,081
     Service Class ..........     1,242,448      11,610,084      3,123,968       29,665,129
     Investor A Class .......       370,766       3,469,555        149,506        1,420,708
     Investor B Class .......       109,782       1,027,624         17,767          169,383
     Investor C Class .......        74,567         685,199           --               --
Shares issued in conversion:
     Institutional Class ....          --              --       25,659,119      242,478,670
Shares issued in reinvestment
  of dividends:
     BlackRock Class ........       134,838       1,259,759         18,335          174,351
     Institutional Class ....       533,001       5,011,399        151,911        1,435,680
     Service Class ..........        62,444         584,579         33,520          317,235
     Investor A Class .......         9,745          91,018          6,876           65,200
     Investor B Class .......         2,299          21,264             73              697
     Investor C Class .......           112           1,043           --               --
Shares redeemed:
     BlackRock Class ........    (1,865,426)    (17,440,794)          (262)          (2,485)
     Institutional Class ....    (9,255,425)    (86,356,153)   (17,805,567)    (169,025,115)
     Service Class ..........    (1,317,770)    (12,268,337)    (5,989,510)     (57,406,495)
     Investor A Class .......      (288,703)     (2,680,316)      (103,601)        (983,789)
     Investor B Class .......       (12,658)       (116,792)        (6,332)         (60,382)
     Investor C Class .......       (28,545)       (261,301)          --               --
                                -----------    ------------    -----------    -------------
Net increase ................     1,465,510    $ 13,472,500     21,794,077    $ 205,815,141
                                ===========    ============    ===========    =============

                                                                              71

                                 BLACKROCK FUNDS


                                                   Core Bond Portfolio
                                 -----------------------------------------------------------
                                     For the Year Ended              For the Year Ended
                                           9/30/99                         9/30/98
                                 ---------------------------   -----------------------------
                                   Shares          Value          Shares          Value
                                 ----------    -------------   ------------   --------------
Shares sold:
     BlackRock Class ........    12,304,751    $ 117,815,392      4,306,598    $  42,116,116
     Institutional Class ....    22,622,724      217,677,987     34,726,690      344,428,847
     Service Class ..........     3,059,912       29,525,974      8,725,323       86,107,989
     Investor A Class .......       449,024        4,340,261        361,195        3,567,308
     Investor B Class .......       670,156        6,468,706        763,581        7,536,362
     Investor C Class .......       732,575        7,100,978        212,705        2,114,971
Shares issued in reinvestment
  of dividends:
     BlackRock Class ........       686,453        6,616,617        330,228        3,250,694
     Institutional Class ....     1,547,546       15,039,732        555,928        5,446,836
     Service Class ..........       176,475        1,716,378        168,746        1,651,673
     Investor A Class .......        38,763          373,736         19,882          195,729
     Investor B Class .......        58,104          561,236         31,539          310,362
     Investor C Class .......         6,424           60,884            768            7,570
Shares redeemed:
     BlackRock Class ........    (4,888,053)     (46,820,534)      (376,161)      (3,709,600)
     Institutional Class ....   (14,235,545)    (136,184,476)    (8,783,259)     (86,598,628)
     Service Class ..........    (3,102,768)     (29,354,941)   (14,421,591)    (143,884,759)
     Investor A Class .......      (264,885)      (2,547,956)      (124,790)      (1,229,336)
     Investor B Class .......      (343,118)      (3,277,734)      (174,749)      (1,726,105)
     Investor C Class .......      (213,866)      (2,037,003)       (25,456)        (252,086)
                                -----------    -------------    -----------    -------------
Net increase ................    19,304,672    $ 187,075,237     26,297,177    $ 259,333,943
                                ===========    =============    ===========    =============



                                              Government Income Portfolio
                                 -------------------------------------------------------
                                     For the Year Ended           For the Year Ended
                                           9/30/99                      9/30/98
                                 -------------------------     -------------------------
                                   Shares       Value           Shares         Value
                                 ---------    ------------     ---------    ------------
Shares sold:
     Investor A Class .......      260,226    $  2,715,739       325,203    $  3,439,854
     Investor B Class .......    1,949,007      20,327,259     1,133,444      12,022,192
     Investor C Class .......      285,429       3,023,210       111,159       1,177,933
Shares issued in reinvestment
  of dividends:
     Investor A Class .......       30,494         315,789        31,395         330,860
     Investor B Class .......      116,786       1,207,289        67,664         713,719
     Investor C Class .......        5,135          53,075         2,312          24,407
Shares redeemed:
     Investor A Class .......     (171,587)     (1,749,782)     (263,954)     (2,785,911)
     Investor B Class .......     (883,791)     (9,009,692)     (290,930)     (3,081,821)
     Investor C Class .......     (188,143)     (1,955,238)      (51,448)       (545,399)
                                ----------    ------------    ----------    ------------
Net increase ................    1,403,556    $ 14,927,649     1,064,845    $ 11,295,834
                                ==========    ============    ==========    ============

                                 BLACKROCK FUNDS


                                                   GNMA Portfolio
                                 ---------------------------------------------------------
                                     For the Year Ended                For the Period
                                           9/30/99              5/18/98 1 through 9/30/98
                                 -------------------------    ----------------------------
                                    Shares        Value          Shares          Value
                                 ---------    ------------    -----------    -------------
Shares sold:
     Institutional Class ....    1,140,847    $ 11,252,768        647,172    $   6,506,570
     Service Class ..........       10,000         100,000             10              100
     Investor A Class .......      163,262       1,623,804         57,226          576,633
     Investor B Class .......       15,005         149,441         16,426          165,246
     Investor C Class .......        2,509          24,987             10              100
Shares issued in conversion:
     Institutional Class ....         --              --       12,043,846      120,438,460
Shares issued in reinvestment
  of dividends:
     Institutional Class ....       20,941         210,041           --                  2
     Service Class ..........            1               7           --                  2
     Investor A Class .......          953           9,420             29              291
     Investor B Class .......          837           8,294             37              370
     Investor C Class .......            1               5           --                  1
Shares redeemed:
     Institutional Class ....   (1,390,033)   $(13,772,698)    (1,014,462)     (10,187,732)
     Service Class ..........         --              --             --               --
     Investor A Class .......     (102,641)     (1,006,748)        (4,337)         (43,657)
     Investor B Class .......       (8,598)        (85,468)          --               --
     Investor C Class .......          (61)           (632)          --               --
                                ----------    ------------    -----------    -------------
Net increase (decrease) .....     (146,977)   $ (1,486,779)    11,745,957    $ 117,456,386
                                ==========    ============    ===========    =============




                                                Managed Income Portfolio
                                 -----------------------------------------------------------
                                     For the Year Ended              For the Year Ended
                                           9/30/99                         9/30/98
                                 ---------------------------    ----------------------------
                                    Shares        Value            Shares          Value
                                 ----------    -------------    -----------    -------------
Shares sold:
     Institutional Class ....    19,369,006    $ 198,295,963     28,686,745    $ 301,709,745
     Service Class ..........    23,985,008      246,124,482     22,149,435      232,274,400
     Investor A Class .......     1,652,130       17,049,147      9,725,828      101,726,116
     Investor B Class .......       241,920        2,480,512        422,716        4,431,406
     Investor C Class .......        89,834          911,388           --               --
Shares issued in conversion:
     Institutional Class ....          --               --       70,076,349      730,896,316
Shares issued in reinvestment
  of dividends:
     Institutional Class ....     1,741,803       17,972,961        284,166        2,960,491
     Service Class ..........       800,827        8,224,822        335,029        3,503,288
     Investor A Class .......        84,338          865,048         65,247          682,731
     Investor B Class .......        25,489          261,167          7,746           81,187
     Investor C Class .......           112            1,120           --               --
Shares redeemed:
     Institutional Class ....   (20,180,012)    (206,556,608)   (25,254,987)    (264,941,084)
     Service Class ..........   (21,667,679)    (221,936,261)   (23,914,429)    (251,581,067)
     Investor A Class .......    (1,614,057)     (16,588,344)    (9,855,158)    (103,016,193)
     Investor B Class .......      (116,526)      (1,183,067)       (39,630)        (416,407)
     Investor C Class .......       (89,946)        (909,267)          --               --
                                -----------    -------------    -----------    -------------
Net increase ................     4,322,247    $  45,013,063     72,689,057    $ 758,310,929
                                ===========    =============    ===========    =============

-------------
1 Commencement of operations.

                                 BLACKROCK FUNDS


                                              International Bond Portfolio
                                 -------------------------------------------------------
                                     For the Year Ended          For the Year Ended
                                           9/30/99                     9/30/98
                                 -------------------------    --------------------------
                                  Shares         Value          Shares         Value
                                 ---------    ------------    ----------    ------------
Shares sold:
     Institutional Class ....    2,263,708    $ 25,360,758       807,871    $  8,882,021
     Service Class ..........      273,669       3,040,289       100,604       1,092,321
     Investor A Class .......      110,247       1,215,695        90,092         969,639
     Investor B Class .......      120,051       1,333,373        63,765         687,221
     Investor C Class .......      146,359       1,627,582        95,780       1,035,900
Shares issued in reinvestment
  of dividends:
     Institutional Class ....       23,195         257,254       149,376       1,571,786
     Service Class ..........        4,843          53,860        24,714         260,973
     Investor A Class .......        8,011          89,058         8,842          94,462
     Investor B Class .......        4,349          48,278         5,400          57,581
     Investor C Class .......        3,763          41,792         2,650          28,325
 Shares redeemed:
     Institutional Class ....     (688,344)     (7,645,996)   (1,026,741)    (11,137,837)
     Service Class ..........     (143,232)     (1,588,480)     (527,989)     (5,850,929)
     Investor A Class .......      (25,793)       (287,680)      (39,912)       (429,622)
     Investor B Class .......      (32,536)       (356,783)      (24,092)       (263,096)
     Investor C Class .......      (51,322)       (569,217)      (30,616)       (332,704)
                                ----------    ------------    ----------    ------------
Net increase (decrease) .....    2,016,968    $ 22,619,783      (300,256)   $ (3,333,959)
                                ==========    ============    ==========    ============

                                 High Yield Bond Portfolio
                                --------------------------
                                      For the Period
                                 11/19/98 1 thru 9/30/99
                                --------------------------
                                 Shares             Value
                                ----------    ------------
Shares sold:
     BlackRock Class ........           11    $        100
     Institutional Class ....    6,762,768      68,071,217
     Service Class ..........           11             100
     Investor A Class .......      479,652       4,861,542
     Investor B Class .......    1,695,082      17,092,840
     Investor C Class .......      285,616       2,901,857
Shares issued in reinvestment
  of dividends:
     BlackRock Class ........         --                 7
     Institutional Class ....           88             880
     Service Class ..........         --                 7
     Investor A  Class ......        6,305          63,254
     Investor B Class .......       15,397         154,087
     Investor C Class .......        2,815          28,278
Shares redeemed:
     BlackRock Class ........         --              --
     Institutional Class ....     (201,248)     (2,030,800)
     Service Class ..........         --              --
     Investor  A Class ......      (32,638)       (329,155)
     Investor  B Class ......     (435,698)     (4,353,940)
     Investor  C Class ......      (16,479)       (163,867)
                                ----------    ------------
Net increase ................    8,561,682    $ 86,296,407
                                ==========    ============

------------
1 Commencement of operations.

                                 BLACKROCK FUNDS

     On September 30, 1999, one shareholder held approximately 12% of the outstanding shares of the Government Income Portfolio and one shareholder held approximately 15% of the outstanding shares of the High Yield Bond Portfolio. Some of the shareholders are actually omnibus accounts, which are held on behalf of several individual shareholders.

(E) AT SEPTEMBER 30, 1999, NET ASSETS CONSISTED OF:

                                                                Low          Intermediate
                                                             Duration         Government       Intermediate          Core
                                                               Bond              Bond              Bond              Bond
                                                            Portfolio         Portfolio         Portfolio          Portfolio
                                                          -------------     ------------       ------------     --------------
     Capital paid-in ...................................   $269,516,553     $437,374,167       $562,998,093     $1,006,877,502
     Undistributed net investment income ...............        344,097               --            514,538                 --
     Distributions in excess of net
       investment income ...............................             --               --                 --            (72,919)
     Accumulated net realized gain (loss) on
       investment transactions,
       futures, options, swap contracts
       and foreign exchange contracts ..................     (1,797,720)      (5,273,272)        (5,292,619)       (14,324,928)
     Net unrealized depreciation on investment
       transactions, futures contracts
       and foreign exchange contracts ..................     (2,598,635)      (7,981,205)       (11,557,101)       (25,480,797)
                                                          -------------     ------------       ------------     --------------
                                                           $265,464,295     $424,119,690       $546,662,911     $  966,998,858
                                                          =============     ============       ============     ==============


                                                   Government                           Managed        International    High Yield
                                                     Income            GNMA             Income             Bond            Bond
                                                   Portfolio        Portfolio          Portfolio        Portfolio        Portfolio
                                                   -----------     ------------      --------------     ------------    -----------
     Capital paid-in                               $45,989,278     $112,604,456      $1,602,554,335     $68,717,324     $86,296,407
     Undistributed net investment
       income                                           32,319          263,192                  --         944,808         313,895
     Accumulated net realized gain (loss) on
       investment transactions, futures,
       options, swap contracts and
       foreign exchange contracts                   (1,208,762)        (282,960)         (6,794,296)      1,139,886        (683,582)
     Net unrealized depreciation on
       investment transactions, futures
       contracts and foreign exchange
       contracts                                      (913,844)      (1,069,848)        (50,916,307)       (452,854)     (2,601,709)
                                                   -----------     ------------      --------------     -----------     -----------
                                                   $43,898,991     $111,514,840      $1,544,843,742     $70,349,164     $83,325,011
                                                   ===========     ============      ==============     ===========     ===========

(F)  CAPITAL LOSS CARRYOVERS

     At September 30, 1999, capital loss carryovers were available to offset possible future realized capital gains as follows:

                                 Capital Loss Carryforward    Year of Expiration
                                 -------------------------    ------------------
   Low Duration Bond Portfolio:            $470,894                 9/30/04
                                            767,646                 9/30/03
                                            170,313                 9/30/02
   High Yield Bond Portfolio:               683,582                 9/30/07

     On September 30, 1999, deferred post-October losses for the Intermediate Government Bond Portfolio were $5,104,142, for the Intermediate Bond Portfolio were $4,074,417, for the Core Bond Portfolio were $11,549,317, for the Government Income Portfolio were $637,620, for the GNMA Portfolio were $206,164 and for the Managed Income Portfolio were $2,931,382.

                                 BLACKROCK FUNDS

(G)    CONVERSION OF COMMON TRUST FUNDS

     On January 13, 1998, January 22, 1998 and February 9, 1998, the Board of Trustees of the Fund, the Board of Directors of PNC Bank and the Board of directors of PNC Bank, Delaware, respectively, approved an asset purchase agreement among the Fund, PNC Bank, Delaware regarding 25 common trust funds for which either PNC Bank or PNC Bank Delaware serve as trustee (each a "PNC Common Trust Fund"). The agreement provided for the acquisition by the Fund of all of the assets and liabilities of each PNC Common Trust Fund managed by the Advisor in a tax-free exchange for Institutional shares of the corresponding portfolio(s) of the Fund and the distribution of such Institutional shares to the participating trusts of the PNC Common Trust Funds in liquidation of the PNC Common Trust Funds.

     The following is a summary of shares issued, net assets converted, net assets value per share issued and unrealized appreciation of assets acquired as of the conversion date.

FUNDS CONVERTED ON MAY 18, 1998:

                                                                                                                       Unrealized
PNC                                       BlackRock               Shares         Net Assets      Net Assets Value     Appreciation
Common Trust Fund                           Fund                  Issued          Converted      Per Share Issued    (Depreciation)
---------------------------       -----------------------        ----------     ------------     ----------------    --------------
PNC Short Term Bond               Low Duration Bond               3,805,870     $ 37,678,109             $ 9.90         $   48,131
PNC Short Term Government         Low Duration Bond
   Bond                                                           2,419,439       23,952,446               9.90             (4,521)
PNC Intermediate Government       Intermediate Government
   Bond                              Bond                        33,310,235      339,098,189              10.18          1,048,107
PNC Intermediate Bond             Intermediate Bond              25,659,119      242,478,670               9.45            938,554
PNC Managed Income                Managed Income                 53,447,855      557,461,128              10.43          4,696,910
PNC Income                        Managed Income                 16,628,494      173,435,188              10.43          1,754,561
PNC GNMA                          GNMA                           12,043,846      120,438,460              10.00          3,432,748

                                 BLACKROCK FUNDS

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF THE BLACKROCK FUNDS:

In our opinion, the accompanying statements of net assets of the Low Duration Bond, Intermediate Government Bond, Intermediate Bond, Government Income, GNMA, and International Bond Portfolios and the statements of assets and liabilities, including the schedules of investments, of the Core Bond, Managed Income, and High Yield Bond Portfolios of the BlackRock Funds (the "Fund") and the related statements of operations and of changes in net assets, of cash flows of the Low Duration Bond, Intermediate Bond, Government Income and Managed Income Portfolios and the financial highlights present fairly, in all material respects, the financial position of the Low Duration Bond, Intermediate Government Bond, Intermediate Bond, Core Bond, Government Income, GNMA, Managed Income, International Bond, and High-Yield Bond Portfolios of the Fund at September 30, 1999, the results of their operations, the changes in their net assets, their cash flows for the Low Duration Bond, Intermediate Bond, Government Income and Managed Income Portfolios and the financial highlights for each of the periods presented (except for the year ended June 30, 1995 for the Low Duration Bond and Core Bond Portfolios, formerly the BFM Institutional Trust Short Duration and Core Fixed Income Portfolios, respectively, which were audited by other auditors, whose report dated August 7, 1995 expressed an unqualified opinion thereon), in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 1999 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
November 15, 1999

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


                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

Investment Adviser
   BlackRock Advisors, Inc.
   New York, New York 10154

Sub-Adviser
   BlackRock Financial Management, Inc.
   New York, New York 10154

Custodian
   PFPC Trust Co.
   Philadelphia, Pennsylvania 19103

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Co-Administrator and Distributor
   BlackRock Distributors, Inc.
   West Conshohocken, Pennsylvania 19428

Co-Administrator
   BlackRock Advisors, Inc.
   New York, New York 10154

Counsel
   Simpson, Thacher & Bartlett
   New York, New York 10017
   (A partnership which includes professional corporations)

Independent Accountants
   PricewaterhouseCoopers LLP
   Philadelphia, Pennsylvania 19103

To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

                                 BLACKROCK FUNDS

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $25 BILLION IN 36 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME,
INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.(REGISTRATION MARK)

STOCK PORTFOLIOS
----------------
      Large Cap Value Equity              Micro-Cap Equity
      Large Cap Growth Equity             International Equity
      Mid-Cap Value Equity                International Small Cap Equity
      Mid-Cap Growth Equity               International Emerging Markets
      Small Cap Value Equity              Select Equity
      Small Cap Growth Equity             Index Equity


STOCK & BOND PORTFOLIOS
-----------------------
      Balanced

BOND PORTFOLIOS
---------------
      Low Duration Bond
      Intermediate Government Bond        GNMA
      Intermediate Bond                   Managed Income
      Core Bond                           International Bond
      Government Income                   High Yield Bond

TAX-FREE BOND PORTFOLIOS
------------------------
      Tax-Free Income                     Ohio Tax-Free Income
      Pennsylvania Tax-Free Income        Delaware Tax-Free Income
      New Jersey Tax-Free Income          Kentucky Tax-Free Income


MONEY MARKET PORTFOLIOS
-----------------------
      Money Market                        North Carolina Municipal Money Market
      U.S. Treasury Money Market          Ohio Municipal Money Market
      Municipal Money Market              Pennsylvania Municipal Money Market
      New Jersey Municipal Money Market   Virginia Municipal Money Market


                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRAaccounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 36 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734)

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

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BLACKROCK FUNDS (LOGO)
[GRAPHIC OMITTED]

P.O. Box 8907
Wilmington, DE 19899






Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                                   AR 9/30/99 TP